                       SUPPLEMENT DATED FEBRUARY 27, 1996
                    TO THE PROSPECTUS DATED JANUARY 2, 1996

                           MORGAN STANLEY FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

    The prospectus dated January 2, 1996 (the "Prospectus") of the Morgan Stanley Fund, Inc. (the "Fund") is hereby amended and supplemented, effective February 27, 1996, as follows:

     1. Although the total operating expenses of each class of shares of the investment funds of the Fund have not changed, the following amendments have been made to the "Annual Fund Operating Expenses" table appearing on pages 4 and 5 of the Prospectus under the "FUND EXPENSES" section. Each entry under the "12b-1 Fee" category for the Class A and Class B shares of each investment fund appearing in the table is changed from 0.75% to 1.00% to reflect a shareholder services fee of 0.25% applicable to both such classes. Accordingly, footnote (6) has been added to the "Class A" and "Class B" line under "12b-1 Fees" as follows:

    (6) Of the 12b-1 fees for the Class B shares and the Class C shares, 0.75% represents a distribution fee and 0.25% represents a shareholder services fee.

    In addition, each entry under the "Other Expenses" category for the Class A and Class B shares of each investment fund is decreased by 0.25%.

     2. The following section is added to page 35 of the Prospectus after the section entitled "Investment Objectives and Policies -- Aggressive Equity Fund":

        PERFORMANCE INFORMATION FOR THE AGGRESSIVE EQUITY FUND

        The Aggressive Equity Fund has identical investment objectives and policies and substantially similar investment restrictions as those of the Aggressive Equity Portfolio (the "Portfolio") of Morgan Stanley Institutional Fund, Inc., an investment portfolio currently managed by the Adviser. Set forth below is representative performance data which an investor may find relevant in considering whether to invest in the Aggressive Equity Fund. The performance data is not necessarily indicative of the future performance of the Aggressive Equity Fund. Although the Adviser expects that the Aggressive Equity Fund initially will be somewhat smaller in asset size to the Portfolio, it anticipates that the Aggressive Equity Fund will be comparable in asset size to the Portfolio before the end of the Aggressive Equity Fund's first year of operation and will continue to grow in size thereafter. (Investment in the Portfolio is subject to considerably larger minimum investments and account sizes, with certain exceptions.)

        The Portfolio incurred expenses during the periods shown that are different from the estimated advisory, administrative and other fees to which the Aggressive Equity Fund will be subject. Accordingly, the following performance information has been adjusted by applying the anticipated total expense ratios for the Aggressive Equity Fund rather than the total expense ratios experienced by the Portfolio. The data set forth below under the heading "Return With Sales Charge" is adjusted, with respect to the Class A shares, to take into account a 4.75% sales charge applicable to purchases of Class A shares of the Aggressive Equity Fund and, with respect to Class B shares, is adjusted to take into account a 1.00% contingent deferred sales charge that is imposed if Class B shares are redeemed within one year of their purchase. The data set forth below under the heading "Return Without Sales Charge" is not adjusted to take into account such sales charges. See "Performance Information" below and in the Statement of Additional Information.

                TOTAL RETURN FOR THE AGGRESSIVE EQUITY PORTFOLIO
                   FROM INCEPTION ON 3/18/95 THROUGH 12/31/95
        (ADJUSTED TO REFLECT ESTIMATED AGGRESSIVE EQUITY FUND EXPENSES)

RETURN WITH                                                     SINCE
SALES CHARGE                                                  INCEPTION
-----------------------------------------------------------  -----------
Class A (at 4.75%).........................................       36.00%
Class B (at 1.00%).........................................       39.00%


RETURN WITHOUT
SALES CHARGE
-----------------------------------------------------------
Class A....................................................       40.75%
Class B....................................................       40.00%

    The past performance of the Portfolio is no guarantee of the future performance of the Investment Fund.

     3. The following sections are added to the Prospectus in light of investment in Russian equity securities by the Emerging Markets Fund. The following paragraph is added to the cover page of the Prospectus after the first bold-face paragraph:

        THE MORGAN STANLEY EMERGING MARKETS FUND MAY INVEST IN EQUITY SECURITIES OF RUSSIAN COMPANIES. RUSSIA'S SYSTEM OF SHARE REGISTRATION AND CUSTODY INVOLVES CERTAIN RISKS OF LOSS THAT ARE NOT NORMALLY ASSOCIATED WITH INVESTMENTS IN OTHER SECURITIES MARKETS. SEE "ADDITIONAL INVESTMENT INFORMATION -- RUSSIAN SECURITIES TRANSACTIONS."

    The following is added to page 10 of the Prospectus at the end of the section entitled "Prospectus Summary -- Risk Factors":

    The Emerging Markets Portfolio may invest in equity securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. See "Additional Investment Information -- Russian Securities Transactions."

    The following section is added to page 20 of the Prospectus after the section entitled "Additional Investment Information -- Reverse Repurchase Agreements":

        RUSSIAN SECURITIES TRANSACTIONS. The Emerging Markets Fund may invest in equity securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and the Investment Fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Investment Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent the Investment Fund from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian securities by the Investment Fund if the company deems a purchaser unsuitable, which may expose the Investment Fund to potential loss on its investment.

        In light of the risks described above, the Board of Directors of the Investment Fund has approved certain procedures concerning the Investment Fund's investments in Russian securities. Among these procedures is a requirement that the Investment Fund will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with the Investment Fund's sub-custodian containing certain protective conditions including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Investment Fund. This requirement will likely have the effect of precluding investments in certain Russian companies that the Investment Fund would otherwise make.

                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            MORGAN STANLEY FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

     Morgan Stanley Fund, Inc. (the "Fund") is an open-end management investment company. The Fund currently consists of eleven diversified and non-diversified investment portfolios designed to offer a range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This Statement of Additional Information ("SAI") addresses information of the Fund applicable to the Class A shares, Class B shares and Class C shares of the ten investment portfolios listed below (each, an "Investment Fund"). An eleventh investment portfolio, the Morgan Stanley Money Market Fund, which is not currently offering shares, is not described in this SAI.

     This Statement is not a prospectus but should be read in conjunction with the Fund's prospectus (the "Prospectus"). To obtain the Prospectus, please call the Morgan Stanley Fund, Inc. Services Group:

                                 1-800-282-4404

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . . 2
Federal Income Tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
Federal Tax Treatment of Forward Currency Contracts and Exchange
  Rate Changes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
Taxes and Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . . . .12
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13
Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . . . . .14
Determining Maturities of Certain Instruments. . . . . . . . . . . . . . . . .16
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .16
Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . .27
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .28
General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .43
Description of Securities and Ratings. . . . . . . . . . . . . . . . . . . . .44
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . .48


Statement of Additional Information dated January 2, 1996, as amended February 27, 1996, relating to the Prospectus dated January 2, 1996, as amended and supplemented February 27, 1996, for:

     Morgan Stanley Global Equity Allocation Fund
     Morgan Stanley Global Fixed Income Fund
     Morgan Stanley Asian Growth Fund
     Morgan Stanley Emerging Markets Fund
     Morgan Stanley Latin American Fund
     Morgan Stanley European Equity Fund
     Morgan Stanley American Value Fund
     Morgan Stanley Aggressive Equity Fund
     Morgan Stanley Worldwide High Income Fund
     Morgan Stanley Growth and Income Fund

                       INVESTMENT OBJECTIVES AND POLICIES

     The following policies supplement the investment objectives and policies set forth in the Fund's Prospectus with respect to ten Investment Funds of the Fund: the Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley American Value Fund, Morgan Stanley Aggressive Equity Fund, Morgan Stanley Worldwide High Income Fund and Morgan Stanley Growth and Income Fund (referred to herein respectively as the "Global Equity Allocation Fund," "Global Fixed Income Fund," "Asian Growth Fund," "Emerging Markets Fund," "Latin American Fund," "European Equity Fund," "American Value Fund," "Aggressive Equity Fund," "Worldwide High Income Fund" and "Growth and Income Fund" ).

EQUITY-LINKED SECURITIES

     The Growth and Income and Aggressive Equity Funds may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. It is not possible to predict how equity-linked securities will trade in the secondary market or whether such market will be liquid or illiquid. The following are three examples of equity-linked securities. The Investment Fund may invest in the securities described below or other similar equity-linked securities.

     There are certain risks of loss of principal in connection with investing in equity-linked securities, as described in the following examples of certain equity-linked securities. Preferred Equity Redemption Cumulative Stock ("PERCS") as described in "Additional Investment Information" in the Prospectus will convert into common stock within three years no matter at what price the common stock trades. If the common stock is trading at a price that is at or below the cap, the Investment Fund receives one share of common stock for each PERCS share. If the common stock is trading at a price that is above the cap, the Investment Fund receives less than one share, with the conversion ratio adjusted so that the market value of the common stock received by the Investment Fund equals the cap. Accordingly, the Investment Fund is subject to the risk that if the price of the common stock is below the cap price at the maturity of the PERCS, the Investment Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Investment Fund's initial investment in the PERCS and any dividends that were paid on the PERCS. PERCS also present risks based on payment expectations. If a PERCS issuer redeems the PERCS, the Investment Fund may have to replace the PERCS with a lower yielding security, resulting in a decreased return for investors.

     The principal amount that Equity-Linked Securities ("ELKS") holders receive at maturity, as described in "Additional Investment Information" in the Prospectus, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the cap, the Investment Fund receives for each ELKS share an amount equal to the average price of the common stock. If the common stock is trading at a price that is above the cap, the Investment Fund receives the cap amount. Accordingly, the Investment Fund is subject to the risk that if the price of the common stock is below the cap price at the maturity of the ELKS, the Investment Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Investment Fund's initial investment in the ELKS and any dividends that were paid on the ELKS. An additional risk is that the issuer may "reopen" the issue of ELKS and issue additional ELKS at a later time or issue additional debt securities or other securities with terms similar to those of the ELKS, and such issuances may affect the trading value of the ELKS.

     The principal amount that Liquid Yield Option Notes ("LYONs") holders receive for LYONs, other than the lower-than-marked yield at maturity, as described in "Additional Investment Information" in the Prospectus, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the purchase price of the LYONs plus accrued original issue discount, the Investment Fund receives only the lower-than-market yield, assuming the LYONs are not in default. If the common stock is trading at a price that is above the purchased price of the LYONs plus accrued original issue discount, the Investment Fund will receive an amount above the lower-than-market yield on the LYONs, based on how well the underlying common stock does. LYONs also present risks based on payment expectations. If a LYONs issuer redeems the LYONs, the Investment Fund may have to replace the LYONs with a lower yielding security, resulting in a decreased return for investors.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The U.S. dollar value of the assets of the Global Equity Allocation, Global Fixed Income, Asian Growth, Emerging Markets, Latin American, European Equity, and to the extent they invest in foreign currencies, the American Value, Aggressive Equity, Growth and Income and Worldwide High Income Funds may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Investment Funds may incur costs in connection with conversions between various currencies. The Investment Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

     The Investment Funds may enter into forward contracts in several circumstances. When an Investment Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when an Investment Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Investment Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Investment Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when any of these Investment Funds anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Investment Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. An Investment Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Investment Fund to deliver an amount of foreign currency in excess of the value of such Investment Fund securities or other assets denominated in that currency.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of each Investment Fund will thereby be served. Except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, the Fund's Custodian will place cash, U.S. Government securities, or liquid, high-grade debt securities into a segregated account of an Investment Fund in an amount equal to the value of such Investment Fund's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Investment Fund's commitments with respect to such contracts.

     The Investment Funds generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, an Investment Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for an Investment Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Investment Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If an Investment Fund retains the portfolio security and engages in an offsetting transaction, such Investment Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between an Investment Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Investment Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Investment Fund would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Investment Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS

     The Emerging Markets, Latin American, European Equity, American Value, Aggressive Equity, Growth and Income and Worldwide High Income Funds may enter into securities index futures contracts and options on securities index futures contracts to a limited extent and the Latin American Fund may utilize appropriate interest rate futures contracts and options on interest rate futures contracts to a limited extent. In addition, the Emerging Markets, Latin American, European Equity, American Value, Aggressive Equity, Growth and Income and Worldwide High Income Funds may enter into foreign currency futures contracts and options thereon. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or a specific currency at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, index or currency, traded in the United States are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     The Emerging Markets, Latin American, European Equity, American Equity, Aggressive Equity, Growth and Income and Worldwide High Income Funds may purchase and sell indexed financial futures contracts. An index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. Successful use of index futures will be subject to the Adviser's ability to predict correctly movements in the direction of the relevant securities market. No assurance can be given that the Adviser's judgment in this respect will be correct.

     The Emerging Markets, Latin American, European Equity, American Equity, Aggressive Equity, Growth and Income and Worldwide High Income Funds may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. If the Adviser believes that a portion of the Investment Fund assets should be invested in emerging country securities but such investments have not been fully made and the Adviser anticipates a significant market advance, the Investment Fund may purchase index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Investment Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of debt securities.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Investment Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts which they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Investment Funds intend to use futures contracts only for hedging purposes.

     Regulations of the CFTC applicable to the Investment Funds require that all futures transactions constitute bona fide hedging transactions or transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed 5% of the liquidation value of the Investment Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Investment Funds will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Investment Funds expect that approximately 75% of their respective futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Investment Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Investment Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Investment Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Emerging Markets, Latin American, European Equity, American Value, Aggressive Equity, Growth and Income and Worldwide High Income Funds will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Investment Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under futures contracts and options would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, an Investment Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if an Investment Fund has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, the Investment Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Investment Fund's ability to effectively hedge.

     Each Investment Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Investment Funds engage in futures strategies only for hedging purposes, the Adviser does not believe that the Investment Funds are subject to the risks of loss frequently associated with futures transactions. The Investment Fund would presumably have sustained comparable losses if, instead of the futures contract, the Investment Fund had invested in the underlying security or currency and sold it after the decline.

     Utilization of futures transactions by the Investment Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that an Investment Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by an Investment Fund of margin deposits in the event of bankruptcy of a broker with whom the Investment Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

GLOBAL INVESTING

     Global investment diversification can lower the risk that occurs from fluctuations in any one market. Global stock and bond markets often do not parallel the performance of each other which means that, over time, diversifying investments across several countries can help reduce portfolio volatility while increasing returns.

     U.S. stock and bond markets now comprise less than half of the total securities available worldwide and investors who limit their investments to the U.S. ignore over 80% of the world's blue chip companies. Participating in global markets helps the astute investor take advantage of opportunities worldwide. Over the past 10 years, through 1994, the U.S. ranked in the top five performing stock markets only two times according to Morgan Stanley Capital International.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     The Worldwide High Income Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Investment Fund's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. The Investment Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Investment Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of the Participation being subject to the credit risk of the Lender with respect to the Participation, but even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation impaired. The Investment Fund will acquire a Participation only if the Lender interpositioned between the Investment Fund and the borrower is determined by the Adviser to be creditworthy.

     When the Investment Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Investment Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Investment Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Investment Fund's ability to dispose of particular Assignments or Participation when necessary to meet the Investment Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participation also may make it more difficult for the Investment Fund to assign a value to these securities for purposes of valuing the Investment Fund's portfolio and calculating its net asset value.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX

     The investment objective of the Global Equity Allocation Fund is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in common stocks of United States and non-United States issuers. The Adviser determines country allocations for the Investment Fund on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Investment Fund will invest in the United States and industrialized countries throughout the world that comprise the Morgan Stanley Capital International World Index (the "World Index"). The World Index is one of seven International Indices, twenty National Indices and thirty-eight International Industry Indices making up the Morgan Stanley Capital International Indices.

     The World Index is based on the share prices of companies listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States.

OPTIONS ON FOREIGN CURRENCIES

     The Emerging Markets, Latin American, European Equity, Aggressive Equity, Growth and Income and Worldwide High Income Funds may attempt to accomplish objectives similar to those described above with respect to forward foreign currency exchange contracts and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives the Investment Fund the right to sell a currency at the exercise price until the expiration of the option. A call option gives the Investment Fund the right to purchase a currency at the exercise price until the expiration of the option.

OPTIONS TRANSACTIONS

     The Emerging Markets, Latin American, European Equity, Aggressive Equity, Growth and Income and Worldwide High Income Funds may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Investment Fund at the stated exercise price. A "covered" call option means that so long as the Investment Fund is obligated as the writer of the option, it will own (i) the underlying securities subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option. As a matter of operating policy, the value of the underlying securities on which options will be written at any one time will not exceed 5% of the total assets of the Investment Fund.

     The Investment Fund will receive a premium from writing call options, which increases the Investment Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Investment Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Investment Fund's obligation as writer of the option continues. Thus, in some periods the Investment Fund will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities had it not written call options.

PORTFOLIO TURNOVER

     It is anticipated that the annual portfolio turnover rate for each of the Investment Funds, except the Growth and Income and Aggressive Equity Funds will not exceed 100%, although in any particular year, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by each of the Investment Funds. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains, See "Taxes" in the Prospectus for more information on taxation. The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Investment Fund for the year, excluding U.S. Government securities and securities with maturities of one year or less. The portfolio turnover rate for a year is calculated by dividing the lesser of sales or the average monthly value of the Investment Fund's portfolio purchases of portfolio securities during that year by securities, excluding money market instruments. The rate of portfolio turnover will not be a limiting factor when the Investment Fund deems it appropriate to purchase or sell securities for the portfolio. However, the U.S. federal tax requirement that the Investment Fund derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Investment Fund's ability to dispose of its securities. See "Federal Income

Tax." The tables set forth in the Prospectus under "Financial Highlights" present each of the Investment Funds historical portfolio turnover ratios.

SECURITIES LENDING

     Each Investment Fund may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, an Investment Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Investment Fund. Each Investment Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"), or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that (a) the borrower pledge and maintain with the Investment Fund collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, including accrued interest, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Investment Fund at any time, and (d) the Investment Fund receive reasonable interest on the loan (which may include the Investment Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Morgan Stanley Asset Management Inc. (the "Adviser" or "MSAM") to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Directors.

     At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

                               FEDERAL INCOME TAX

     The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning.

     Each Investment Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Investment Fund separately, rather than to the Fund as a whole. Each Investment Fund intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under subchapter M of the Code.

     The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Legislation and administrative changes or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     In order to qualify for the special tax treatment afforded to RICS under Subchapter M of the Code, each Investment Fund must, among other things,
(a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, gains from options, futures and forward contracts (the "90% Gross Income Test"); (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of (i) stocks or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) and (iii) foreign currencies (or options, futures or forward contracts on foreign currencies), but only if not directly related to the Investment Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities) held less than three months (the "Short-Short Gain Test"), and
(c) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Investment Fund's total assets is represented by cash, United States Government securities, securities of other RICs, and other securities and cash items, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Investment Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (other than U.S. Government securities or the securities of other RICs). For purposes of the 90% gross income requirement described above, foreign currency gains may be excluded by regulation from income that qualifies under the 90% requirement.

     In addition to the requirements described above, in order to qualify as a RIC, an Investment Fund must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and net short-term capital gains less operating expenses) to shareholders. If an Investment Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

     If an Investment Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such case, distributions (including capital gain distributions) will be taxable as ordinary dividends to the extent of the Investment Fund's current and accumulated earnings and profits and such distributions generally will be eligible for the corporate dividends received deductions.

     Each Investment Fund will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Investment Fund will pay federal income tax thereon, and, if the Investment Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Investment Fund as a credit against their federal income tax liability.

     A gain or loss realized by a shareholder on the sale or exchange of shares of an Investment Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

     Each Investment Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

     Each Investment Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Investment Fund, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

FOREIGN INCOME TAX

     It is expected that each Investment Fund will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and the Investment Fund may be subject to foreign income or other taxes with respect to other income. So long as more than 50% in value of each Investment Fund's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Investment Fund may elect to treat certain foreign income taxes imposed on it under U.S. federal income tax law as paid directly by its shareholders. An Investment Fund will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If an Investment Fund makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Investment Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction for their shares of the foreign income taxes in computing their federal income tax liability. (No deductions will be allowed in computing alternative minimum tax liability.)

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to foreign source taxable income. For this purpose, the portion of dividends and distributions paid by an Investment Fund from its foreign source income will be treated as foreign source income. An Investment Fund's gains from the sale of securities will generally be treated as derived from U.S. sources and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from an Investment Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations as individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by an Investment Fund.

     The foregoing is only a general description of the treatment of foreign income taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                        FEDERAL TAX TREATMENT OF FORWARD
                  CURRENCY CONTRACTS AND EXCHANGE RATE CHANGES

     Except for certain hedging transactions, each Investment Fund is required for federal income tax purposes to recognize as gain or loss for each taxable year its net unrealized gains and losses on certain forward currency and futures contracts as of the end of each taxable year, as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, forward currency futures contracts which are intended to hedge against a change in the value of securities held by an Investment Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     Any net gain realized from the closing out of futures contracts will generally be qualifying income for purposes of the 90% Gross Income test. In order to satisfy the Short-Short Gain test, however, the Investment Fund will have to avoid realizing gains on futures contracts and certain forward contracts held less than three months and may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains of such contracts that have been open for less than three months as of the end of the Investment Fund's taxable year and which are treated as recognized for tax purposes at the end of the taxable year will not be considered gains on securities held less than three months for purposes of the Short-Short Gain test.

     Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Investment Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Investment Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of an Investment Fund's net investment income, if any, available to be distributed to its shareholders as ordinary income.

                         TAXES AND FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of ordinary income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from United States federal income tax on gains realized on the sale of shares of the Fund, distributions of net long-term capital gains, and amounts retained by the Fund which are designated as undistributed capital gains.

     If the income from the Fund is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions of net investment income and net long-term capital gains, and any gains realized upon the sale of shares of the Fund, will be subject to U.S. federal income tax at the rates applicable to United States citizens and residents or domestic corporations.

     The Fund may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

     The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                               PURCHASE OF SHARES

     For Class A shares of the Investment Funds, the purchase price of shares is based upon the net asset value per share plus the applicable sales charge, if any, next determined after the purchase order is received. Class B shares and Class C shares of the Investment Funds may be purchased at the net asset value per share next determined after the purchase order is received. For all classes of such Investment Funds an order received prior to the regular close of the New York Stock Exchange (the "NYSE") will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open. The purchase price of shares of the Investment Funds is based on such price as further described in the Prospectus under "Purchase of Shares." Class A shares of the Investment Funds purchased without an initial sales charge that are redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC"), certain Class B shares of the Investment Funds that are redeemed within six years of purchase are subject to a CDSC of up to 5.00% and certain Class C shares of the Investment Funds that are redeemed within one year of purchase are subject to a 1.00% CDSC, as described in the Prospectus under "Purchase of Shares." The initial sales charge and CDSC are not applicable to shares of any class of any Investment Fund purchased through the automatic reinvestment of dividends or distributions paid by any Investment Fund. Shares of the Fund may be purchased on any day the NYSE is open. The NYSE is closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Each Investment Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and
(iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of an Investment Fund's shares.

                              REDEMPTION OF SHARES

     Each Investment Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for an Investment Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

     Any redemption may be more or less than the shareholder's cost depending on, among other factors, the market value of the securities held by the Investment Fund. Class A shares of the Investment Funds purchased without an initial sales charge due to the size of the purchase that are redeemed within one year of purchase are subject to a 1.00% CDSC, certain Class B shares of the Investment Funds that are redeemed within six years of purchase are subject to a CDSC of up to 5.00% that decreases to 0% after six years, and certain Class C shares of the Investment Funds that are redeemed within one year of purchase are subject to a 1.00% CDSC as described in the Prospectus under "Purchase of Shares." Such initial sales charge and CDSC are not applicable to shares of any class of any Investment Fund purchased through the automatic reinvestment of dividends or distributions paid by any Investment Fund.

     To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (2) share transfer requests.

     Eligible signature guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, provided that the institution is a member of the Securities Transfer Agents Medallion Program or another recognized signature guarantee program. Notaries public are not acceptable guarantors.

     The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

     Redemption of shares held in broker street name may not be accomplished by mail or telephone as described above. Shares held in broker street name may be redeemed only by contacting the investment dealer, bank or financial services firm ("Participating Dealer") that handles your account.

                             INVESTMENT LIMITATIONS

     Each current Investment Fund of the Fund has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Investment Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Investment Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Investment Fund. Each current Investment Fund of the Fund will not:

     (1) invest in commodities, except that each of the Emerging Markets Fund, Latin American Fund, European Equity Fund, American Value Fund, Aggressive Equity Fund, Growth and Income and Worldwide High Income Fund may invest in futures contracts and options to the extent that not more than 5% of its total assets are required as deposits to secure obligations under futures contracts and not more than 20% of its total assets are invested in futures contracts and options at any time;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

     (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (11) below) which are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

     (4) purchase on margin or sell short except as specified above in (1) and except that the Emerging Markets Fund, Latin American Fund, European Equity Fund, Aggressive Equity Fund and Worldwide High Income Fund may enter into short sales in accordance with its investment objectives and policies;

     (5) with respect to all of the Investment Funds except the Global Fixed Income Fund, Emerging Markets Fund, Latin American Fund and Aggressive Equity Fund purchase more than 10% of any class of the outstanding securities of any issuer;

     (6) with respect to all the Investment Funds except the Global Fixed Income Fund, Emerging Markets Fund and Latin American Fund, purchase securities of an issuer (except obligations of the U.S. Government and its instrumentalities) if as the result, with respect to 75% of its total assets, more than 5% of the Investment Fund's total assets, at market, would be invested in the securities of such issuer;

     (7) purchase or retain securities of an issuer if those officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (8) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of the Investment Fund's total assets valued at the lower of market or cost and an Investment Fund may not purchase additional securities when borrowings exceed 5% of total assets, except that the Worldwide High Income Fund, Latin American Fund and Growth and Income Fund may enter into reverse repurchase agreements in accordance with their investment objectives and policies and except that each of the Latin American Fund, Aggressive Equity Fund and Worldwide High Income Fund may borrow amounts up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing;

     (9) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except that each of the Latin American, Aggressive Equity Fund and Worldwide High Income Funds may pledge, mortgage or hypothecate its assets to secure borrowings in amounts up to 33 1/3% of its assets (including the amount borrowed);

     (10) underwrite the securities of other issuers;

     (11) invest more than an aggregate of 15% of the total assets of the Investment Fund, determined at the time of investment, in illiquid assets, including repurchase agreements having maturities of more than seven days; provided, however, that no Investment Fund shall invest more than 10% of its total assets in securities subject to legal or contractual restrictions on resale;

     (12) invest for the purpose of exercising control over management of any company;

     (13) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

     (14) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (15) with respect to all the Investment Funds, except the Latin American Fund, acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Investment Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (16) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases; or

     (17) issue senior securities.

     Each of the Global Fixed Income, Emerging Markets, Latin American and Aggressive Equity Funds will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Investment Fund's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Investment Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities);

     In addition, the Fund has adopted the following limitations which are not fundamental policies and may be changed without shareholder approval:

     (1) no Investment Fund will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such derivative securities will exceed 5% of its respective total assets except that the Emerging Markets, Latin American, European Equity, Aggressive Equity Fund, Growth and Income and Worldwide High Income Funds may purchase puts and calls on foreign currencies and may write covered call options in accordance with its investment objective and policies;

     (2) no Investment Fund may purchase warrants if, by reason of such purchase, more than 5% of the value of the Investment Fund's net assets would be invested in warrants valued at the lower of cost or market. Included in this amount, but not to exceed 2% of the value of the Investment Fund's net assets, may be warrants that are not listed on a nationally recognized stock exchange; and

     (3)  no Investment Fund will invest in oil, gas or other mineral leases;
and

     (4) the Emerging Markets Fund may invest up to 25% of its total assets in privately placed securities, provided that it may not invest more than 15% of its total assets in illiquid securities, including securities for which there is no readily available market, and provided further that it will not invest more than 10% of its total assets in securities which are restricted from sale to the public without registration under the Securities Act of 1933, except securities that are not registered under the Securities Act of 1933 but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act.

     The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Investment Funds of the Fund may adopt different limitations.

                  DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

     Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (1) a Government Obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

     The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Three Directors and all of the officers of the Fund are directors, officers or employees of the Fund's adviser, distributor or administrative services provider. The other Directors have no affiliation with the Fund's adviser, distributor or administrative services provider. The Directors are also Directors of other open-end funds advised by Morgan Stanley Asset Management Inc. (collectively with the Fund, the "Open-End Fund Complex"). Officers of the Fund are also Officers of some or all of the other investment companies managed, administered, advised or distributed by Morgan Stanley Asset Management Inc. or its affiliates. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past 5 years is set forth below:

                                                   Principal Occupation During
Name, Address and Age        Position with Fund           Past Five Years
---------------------        -----------------     ---------------------------

Barton M. Biggs*             Chairman and          Chairman and Director of
1221 Avenue of the           Director              Morgan Stanley Asset
Americas                                           Management Inc. and Morgan
New York, NY 10020                                 Stanley Asset Management
(62)                                               Limited; Managing Director
                                                   of Morgan Stanley & Co.
                                                   Incorporated; Director of
                                                   Morgan Stanley Group Inc.;
                                                   Member of International
                                                   Advisory Counsel of the
                                                   Thailand Fund; Chairman and
                                                   Director of The Brazilian
                                                   Investment Fund, Inc., The
                                                   Latin American Discovery
                                                   Fund, Inc., The Malaysia
                                                   Fund, Inc., Morgan Stanley
                                                   Africa Investment Fund,
                                                   Inc., Morgan Stanley Asia-
                                                   Pacific Fund, Inc., Morgan
                                                   Stanley Emerging Markets
                                                   Debt Fund, Inc., Morgan
                                                   Stanley Emerging Markets
                                                   Fund, Inc., Morgan Stanley
                                                   Fund Inc., Morgan Stanley
                                                   Global Opportunity Bond
                                                   Fund, Inc., Morgan Stanley
                                                   High Yield Fund, Inc.,
                                                   Morgan Stanley India
                                                   Investment Fund, Inc.,
                                                   Morgan Stanley
                                                   Institutional Fund, Inc.,
                                                   The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

Warren J. Olsen*             Director and          Principal of Morgan Stanley
1221 Avenue of the           President             & Co. Incorporated;
Americas                                           Principal of Morgan Stanley
New York, NY 10020                                 Asset Management Inc.;
(39)                                               President and Director of
                                                   The Brazilian Investment
                                                   Fund, Inc., The Latin
                                                   American Discovery Fund,
                                                   Inc., The Malaysia Fund,
                                                   Inc., Morgan Stanley Africa
                                                   Investment Fund, Inc.,
                                                   Morgan Stanley Asia-Pacific
                                                   Fund, Inc., Morgan Stanley
                                                   Emerging Markets Debt Fund,
                                                   Inc., Morgan Stanley
                                                   Emerging Markets Fund,
                                                   Inc., Morgan Stanley Fund,
                                                   Inc., Morgan Stanley Global
                                                   Opportunity Bond Fund,
                                                   Inc., Morgan Stanley High
                                                   Yield Fund, Inc., Morgan
                                                   Stanley India Investment
                                                   Fund, Inc., Morgan Stanley
                                                   Institutional Fund, Inc.,
                                                   The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc., and The Turkish
                                                   Investment Fund, Inc.

                                                   Principal Occupation During
Name, Address and Age        Position with Fund          Past Five Years
---------------------        -----------------     ---------------------------

John D. Barrett, II          Director              Chairman and Director of
521 Fifth Avenue                                   Barrett Associates, Inc.
New York, NY 10135                                 (investment counseling);
(60)                                               Director of the Ashforth
                                                   Company (real estate);
                                                   Director of the Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc. and PCS Cash Fund, Inc.

Gerard E. Jones              Director              Partner in Richards & O'Neil
43 Arch Street                                     LLP (law firm); Director of
Greenwich, CT 06830                                the Morgan Stanley Fund,
(58)                                               Inc., Morgan Stanley
                                                   Institutional Fund, Inc. and
                                                   PCS Cash Fund, Inc.

Andrew McNally IV            Director              Chairman and Chief Executive
8255 North Central                                 Officer of Rand McNally
Park Avenue                                        (publication); Director of
Skokie, IL 60076                                   Allendale Insurance Co.,
(56)                                               Mercury Finance (consumer
                                                   finance); Zenith Electronics,
                                                   Hubbell, Inc. (industrial
                                                   electronics); Director of the
                                                   Morgan Stanley Fund, Inc.,
                                                   Morgan Stanley Institutional
                                                   Fund, Inc. and PCS Cash Fund,
                                                   Inc.; Director of the Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc. and PCS Cash Fund, Inc.

Samuel T. Reeves             Director              Chairman of the Board and
8211 North Fresno Street                           CEO, Pinacle L.L.C.
Fresno, CA 93720                                   (investment firm); Director,
(61)                                               Pacific Gas and Electric and
                                                   PG&E Enterprises (utilities);
                                                   Director of the Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc. and PCS Cash Fund, Inc.

Fergus Reid                  Director              Chairman and Chief Executive
85 Charles Colman Blvd.                            Officer of LumeLite
Pawling, NY 12564                                  Corporation (injection
(63)                                               molding firm); Trustee and
                                                   Director of Vista Mutual Fund
                                                   Group; Director of the Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc. and PCS Cash Fund, Inc.

                                                   Principal Occupation During
Name, Address and Age        Position with Fund          Past Five Years
---------------------        -----------------     ---------------------------

Frederick O. Robertshaw      Director              Of Counsel, Bryan, Cave (law
2800 North Central Avenue                          firm); Previously associated
Phoenix, AZ 85004                                  with Copple, Chamberlin &
(61)                                               Boehm, P.C. and Rake, Copple,
                                                   Downey & Black, P.C. (law
                                                   firms); Director of the
                                                   Morgan Stanley Fund, Inc.,
                                                   Morgan Stanley Institutional
                                                   Fund, Inc. and PCS Cash Fund,
                                                   Inc.

Frederick B. Whittemore*     Director              Advisory Director of Morgan
1251 Avenue of the                                 65 Stanley & Co.,
Americas                                           Incorporated; Vice-Chariman
30th Flr.                                          and Director of The Brazilian
New York, NY 10020                                 Investment Fund, Inc., The
(65)                                               Latin American Discovery
                                                   Fund, Inc., The Malaysia
                                                   Fund, Inc., Morgan Stanley
                                                   Africa Investment Fund, Inc.,
                                                   Morgan Stanley Asia-Pacific
                                                   Fund, Inc., Morgan Stanley
                                                   Emerging Markets Debt Fund,
                                                   Inc., Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

James W. Grisham*            Vice President        Principal of Morgan Stanley &
1221 Avenue of the                                 Co. Incorporated; Principal
Americas                                           of Morgan Stanley Asset
New York, NY 10020                                 Management Inc.; Vice
(54)                                               President of The Brazilian
                                                   Investment Fund, Inc.,
                                                   The Latin American
                                                   Discovery Fund, Inc., The
                                                   Malaysia Fund, Inc., Morgan
                                                   Stanley Africa Investment
                                                   Fund, Inc., Morgan Stanley
                                                   Asia-Pacific Fund, Inc.,
                                                   Morgan Stanley Emerging
                                                   Markets Debt Fund, Inc.,
                                                   Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

                                                   Principal Occupation During
Name, Address and Age        Position with Fund          Past Five Years
---------------------        -----------------     ---------------------------

Harold J. Schaaff, Jr.*      Vice President        Principal of Morgan Stanley &
1221 Avenue of the                                 Co. Incorporated; Principal,
Americas                                           General Counsel and Secretary
New York, NY 10020                                 of Morgan Stanley Asset
(35)                                               Management Inc.; Vice
                                                   President of The Brazilian
                                                   Investment Fund, Inc., The
                                                   Latin American Discovery
                                                   Fund, Inc., The Malaysia
                                                   Fund, Inc., Morgan Stanley
                                                   Africa Investment Fund, Inc.,
                                                   Morgan Stanley Asia-Pacific
                                                   Fund, Inc., Morgan Stanley
                                                   Emerging Markets Debt Fund,
                                                   Inc., Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

Joseph P. Stadler*           Vice President        Vice President of Morgan
1221 Avenue of the                                 Stanley Asset Management
Americas                                           Inc.; Previously with Price
New York, NY 10020                                 Waterhouse LLP (accounting);
(41)                                               Vice President of The
                                                   Brazilian Investment Fund,
                                                   Inc., The Latin American
                                                   Discovery Fund, Inc., The
                                                   Malaysia Fund, Inc., Morgan
                                                   Stanley Africa Investment
                                                   Fund, Inc., Morgan Stanley
                                                   Asia-Pacific Fund, Inc.,
                                                   Morgan Stanley Emerging
                                                   Markets Debt Fund, Inc.,
                                                   Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

                                                   Principal Occupation During
Name, Address and Age        Position with Fund          Past Five Years
---------------------        -----------------     ---------------------------

Valerie Y. Lewis*            Secretary             Vice President of Morgan
1221 Avenue of the                                 Stanley Asset Management
Americas                                           Inc.; Previously with
New York, NY 10020                                 Citicorp (banking); Secretary
(39)                                               of The Brazilian Investment
                                                   Fund, Inc., The Latin
                                                   American Discovery Fund,
                                                   Inc., The Malaysia Fund,
                                                   Inc., Morgan Stanley Africa
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Asia-Pacific Fund,
                                                   Inc., Morgan Stanley Emerging
                                                   Markets Debt Fund, Inc.,
                                                   Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The PCS Cash
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

Karl O. Hartmann             Assistant             Senior Vice President,
73 Tremont Street            Secretary             Secretary and General Counsel
Boston, MA 02108-3913                              of Chase Global Funds
(40)                                               Services Company; Previously
                                                   with Leland, O'Brien,
                                                   Rubinstein Associates, Inc.
                                                   (investments).

James R. Rooney              Treasurer             Assistant Vice President,
73 Tremont Street                                  Chase Global Funds Services
Boston, MA 02108-3913                              Company; Manager of Fund
(37)                                               Administration; Previously
                                                   with Scudder, Stevens &
                                                   Clark, Inc. (investment)
                                                   and Ernst & Young LLP
                                                   (accounting); Treasurer
                                                   of The Brazilian Investment
                                                   Fund, Inc., The Latin
                                                   American Discovery
                                                   Fund, Inc., The Malaysia
                                                   Fund, Inc., Morgan Stanley
                                                   Africa Investment Fund, Inc.,
                                                   Morgan Stanley Asia-Pacific
                                                   Fund, Inc., Morgan Stanley
                                                   Emerging Markets Debt Fund,
                                                   Inc., Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

                                                   Principal Occupation During
Name, Address and Age        Position with Fund          Past Five Years
---------------------        -----------------     ---------------------------

Joanna Haigney               Assistant             Supervisor of Fund
73 Tremont Street            Treasurer             Administration and
Boston, MA 02108-3913                              Compliance, Chase Global
(29)                                               Funds Services Company;
                                                   Previously with Coopers &
                                                   Lybrand LLP; Assistant
                                                   Treasurer of The Brazilian
                                                   Investment Fund, Inc., The
                                                   Latin American Discovery
                                                   Fund, Inc., The Malaysia
                                                   Fund, Inc., Morgan Stanley
                                                   Africa Investment Fund, Inc.,
                                                   Morgan Stanley Asia-Pacific
                                                   Fund, Inc., Morgan Stanley
                                                   Emerging Markets Debt Fund,
                                                   Inc., Morgan Stanley Emerging
                                                   Markets Fund, Inc., Morgan
                                                   Stanley Fund, Inc., Morgan
                                                   Stanley Global Opportunity
                                                   Bond Fund, Inc., Morgan
                                                   Stanley High Yield Fund,
                                                   Inc., Morgan Stanley India
                                                   Investment Fund, Inc., Morgan
                                                   Stanley Institutional Fund,
                                                   Inc., The Pakistan Investment
                                                   Fund, Inc., The Thai Fund,
                                                   Inc. and The Turkish
                                                   Investment Fund, Inc.

---------------
*"Interested Person" within the meaning of the 1940 Act.

REMUNERATION OF DIRECTORS AND OFFICERS

     Effective June 28, 1995, the Open-End Fund Complex will pay each of the nine Directors who is not an "interested person" an annual aggregate fee of $55,000, plus out-of-pocket expenses. The Open-End Fund Complex will pay each of the members of the Fund's Audit Committee, which consists of the Fund's Directors who are not "interested persons" an additional annual aggregate fee of $10,000 for serving on such a committee, The allocation of such fees will be among the three funds in the Open-End Fund Complex in direct proportion to their respective average net assets. For the fiscal period ended June 30, 1995, the Fund paid approximately $77,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration for their services as Directors. The Fund's officers and employees are paid by the Adviser or its agents. As of December 18, 1995, to Fund management's knowledge, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Investment Fund of the Fund. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, for the fiscal year from July 1, 1994 to June 30, 1995.

                               COMPENSATION TABLE

--------------------------------------------------------------------------------
(1)                       (2)           (3)         (4)         (5)
Name of                   Aggregate     Pension or  Estimated   Total
Person,                   Compensation  Retirement  Annual      Compensation
Position                  From          Benefits    Benefits    From Registrant
                          Registrant    Accrued     Upon        and Fund
                                        as Part of  Retirement  Complex
                                        Fund                    Paid to
                                        Expenses                Directors

--------------------------------------------------------------------------------
Barton M. Biggs*                $0          $0         $0             $0
Director and Chairman of
the Board

John D. Barret, II,*            $0          $0         $0             $0
Director

John E. Eckleberry,***        $7,500        $0         $0           $7,500
Director

Gerard E. Jones,*             $8,700        $0         $0          $93,977
Director

Warren J. Olsen,*               $0          $0         $0             $0
Director and President

Andrew McNally IV,*             $0          $0         $0          $13,630
Director

Samuel T. Reeves,*              $0          $0         $0             $0
Director

Fergus Reid,*                   $0          $0         $0             $0
Director

Frederick O. Robertshaw,**   $11,152+       $0         $0          $32,002
Director

Frederick B. Whittemore,**   $21,254+       $0         $0          $69,904
Director (Chairman of the
Board until June 28, 1995)
-------------------------------------------------------------------------------

*Elected (Director) as of June 28, 1995.

**Reelected as of June 28, 1995.

***Resigned as of June 28, 1995.

+The total amount of deferred compensation for Frederick O. Robertshaw and Frederick B. Whittemore was $3,652 and $13,754, respectively.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

     The Adviser is a wholly-owned subsidiary of Morgan Stanley Group Inc. ("Group"). The principal offices of the Group are located at 1221 Avenue of the Americas, New York, NY 10020.

     The Group, a renowned global financial services firm, is distinguished by quality, service and a commitment to excellence. Tracing its roots to the founding of the U.S. securities industry, the Group remains a leader in the field. The Group's premier list of clients includes some of the largest multinational corporations and institutions, governments, nation-states, royal households and very high-net-worth individuals.

     The Group with its subsidiaries ("Morgan Stanley") maintains a major global presence with offices in Chicago, Frankfurt, Hong Kong, London, Los Angeles, Luxembourg, Melbourne, Milan, New York, Paris, San Francisco, Seoul, Singapore, Taipei, Tokyo, Toronto and Zurich. With over 9,800 employees, approximately 35% of which are located outside the U.S., and members of the portfolio management teams which are native to the countries in which they are investing, Morgan Stanley is in an exceptional position to interpret the forces that will impact the world's capital markets today, over the next decade and beyond.

     The investment management division of Morgan Stanley was formed in 1975 under the leadership of Barton Biggs and incorporated as a wholly-owned subsidiary of the Group in 1981. MSAM was formed to offer investment management and fiduciary services to institutions and high-net-worth individuals. MSAM offers its clients the same superior service and high standards of integrity that have been the hallmark of Morgan Stanley since its founding in 1935.

     As one of the world's premier global investment managers affiliated with one of the leading global financial services firms and with offices in the United States, Europe and Asia, MSAM brings a truly global perspective to the investment of its clients' assets. This global perspective, coupled with Morgan Stanley's long-standing tradition of integrity and prudence, puts MSAM in a unique position to offer investment management services. As compensation for advisory services for the fiscal years ended June 30, 1993, June 30, 1994 and June 30, 1995, the Adviser earned fees of approximately $126,000 (and voluntarily waived all such fees), $2,322,000 (and voluntarily waived a portion of such fees equal to approximately $1,026,000) and $4,571,000 (and voluntarily waived a portion of such fees equal to approximately $868,000), respectively.

     Pursuant to the Administration Agreement between the Adviser and the Fund, the Adviser provides administrative services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Investment Fund. For the fiscal years ended June 30, 1993, June 30, 1994 and June 30, 1995, the Fund paid administrative fees to MSAM of approximately $58,000, $852,000 and $1,154,000, respectively.

     Under an Agreement between the Adviser and The Chase Manhattan Bank, N.A. ("Chase," successor in interest to United States Trust Company of New York), Chase Global Funds Services Company ("CGFSC," formerly Mutual Funds Service Company, a Chase subsidiary) provides certain administrative services to the Fund. CGFSC provides operational and administrative services to investment companies with approximately $61 billion in assets and having approximately 217,452 shareholder accounts as of September 30, 1995. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


DISTRIBUTION OF FUND SHARES

     Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of Group, serves as the Distributor of the Fund's shares pursuant to a Distribution Agreement for the Fund and a Plan of Distribution for each class of the Investment Funds pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" and collectively, the "Plans"). Under each Plan the Distributor is entitled to receive from these Investment Funds a distribution fee, which is accrued daily and paid quarterly, of up to 0.25% for the Class A shares of each of the Investment Funds, the Class B shares and Class C shares of each of the Investment Funds, on an annualized basis, of the average daily net assets of such Investment Fund or classes. The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative or shareholder services ("Participating Dealer"). The actual amount of such compensation is agreed upon by the Fund's Board of Directors and by the Distributor.

The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

     The Plans obligate the Investment Funds to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Investment Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Investment Funds will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee. The Plans for the Class A, Class B and Class C shares were most recently approved by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on September 20, 1995.

     As compensation for providing distribution services to the Fund for the fiscal year ended June 30, 1995, the Distributor received aggregate fees of approximately $2,697,893 which were attributable approximately as follows:


                                                                  Fiscal Year
                                                                     Ended
                                                                 June 30, 1995
                                                                 -------------

Global Equity Allocation Fund-Class A. . . . . . . . . . . . . .       $97,885
Global Equity Allocation Fund-Class B+ . . . . . . . . . . . . .           N/A
Global Equity Allocation Fund-Class C+ . . . . . . . . . . . . .       366,778
Global Fixed Income Fund-Class A . . . . . . . . . . . . . . . .        24,803
Global Fixed Income Fund-Class B+. . . . . . . . . . . . . . . .           N/A
Global Fixed Income Fund-Class C+. . . . . . . . . . . . . . . .        56,785
Asian Growth Fund-Class A. . . . . . . . . . . . . . . . . . . .       402,870
Asian Growth Fund-Class B+ . . . . . . . . . . . . . . . . . . .           N/A
Asian Growth Fund-Class C+ . . . . . . . . . . . . . . . . . . .     1,314,505
Emerging Markets Fund-Class A* . . . . . . . . . . . . . . . . .        34,453
Emerging Markets Fund-Class B* . . . . . . . . . . . . . . . . .           N/A
Emerging Markets Fund-Class C* . . . . . . . . . . . . . . . . .       110,688
Latin American Fund-Class A* . . . . . . . . . . . . . . . . . .        14,697
Latin American Fund-Class B* . . . . . . . . . . . . . . . . . .           N/A
Latin American Fund-Class C* . . . . . . . . . . . . . . . . . .        28,402
American Value Fund-Class A. . . . . . . . . . . . . . . . . . .        35,886
American Value Fund-Class B+ . . . . . . . . . . . . . . . . . .           N/A
American Value Fund-Class C+ . . . . . . . . . . . . . . . . . .        93,416
Worldwide High Income Fund-Class A . . . . . . . . . . . . . . .        28,283
Worldwide High Income Fund-Class B . . . . . . . . . . . . . . .           N/A
Worldwide High Income Fund-Class C+. . . . . . . . . . . . . . .        88,442

     None of the three classes of the European Equity and Growth and Income Funds were in operation in the fiscal year ended June 30, 1995.

---------------
* The Emerging Markets and Latin American Funds commenced operations on July 6, 1994.

+ The Class B shares listed above were created on May 1, 1995. The original Class B shares were renamed Class C shares, as listed above, on May 1, 1995. The Class B shares commenced operations on August 1, 1995. Therefore, no fees were incurred for the fiscal year ended June 30, 1995.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Fund's investment personnel.

     The Codes require that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Fund as of December 18, 1995 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Fund management's knowledge, as follows:

     GLOBAL FIXED INCOME FUND: The Morgan Stanley Group, Inc. ("The Group"), 1221 Avenue of the Americas, New York, NY 10020, owned 30% of the total outstanding Class A shares and 53% of the total outstanding Class C shares of such Investment Fund; Steve M. Barnett, 666 Dundee Road Suite 1704, Northbrook, IL 60062, owned 10% of the total outstanding Class A shares of such Investment; Raymond James & Associates Inc., for Elite Account # 50071735, FAO Fredmar Inc., P.O. Box 7669, Warwick, RI 02887, owned 22% of the total outstanding Class B shares of such Investment Fund; Smith Barney Inc., 388 Greenwich Street, New York, NY 10013, owned 20% of the total outstanding Class B shares of such Investment Fund; Gerald Schmitz & Gerald Newcomb, Petroleum MKTRS Equip PSP, 2010 Exchange, Oklahoma City, OK 73108, owned 19% of the total outstanding Class B shares of such Investment Fund and Bernard Tabor IRA Rollover, MSTC Custodian, 15320 SW 298 Street, Homestead, FL 33033, owned 5% of the total outstanding Class B shares of such Investment Fund.

     ASIAN GROWTH FUND: Advest Inc., Mutual Fund Operations, 18th floor, 280 Trumbull Street, Hartford, CT 06103, owned 6% of the total outstanding Class A shares of such Investment Fund.

     AMERICAN VALUE FUND: Morgan Stanley Group Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 24% of the total outstanding Class A shares and 31% of the total outstanding Class C shares of such Investment Fund; Smith Barney Inc., 388 Greenwich Street, New York, NY 10013, owned 5% of the total outstanding Class A shares of such Investment Fund; James G. McMurray, M.D. Profit Sharing Plan, 303 Williams Avenue, Suite 411, Huntsville, AL 35801, owned 12% of the total outstanding Class B shares of such Investment Fund and Cuddy Pup I & Thompson Associates Profit Sharing Plan, C/O Joan Ciufo, 1300 5th Street Ext., Beaver, PA 15009, owned 5% of the total outstanding Class B shares of such Investment Fund.

     WORLDWIDE HIGH INCOME FUND: FTC & Co., Attn: Datalynx #118, P.O. Box 173736, Denver, CO 80217, owned 22% of the total outstanding Class A shares of such Investment Fund; Morgan Stanley Group Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 13% of the total outstanding Class A shares and 22% of the total outstanding Class C shares of such Investment Fund and Charles Schwab & Company Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104, owned 11% of the total outstanding Class A shares of such Investment Fund.

     EMERGING MARKETS FUND: Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104, owned 16% of the total outstanding Class A shares of such Investment Fund; Crester Bank Trust Department, Sheltering Arms Foundation, A/C #10091700, P.O. Box 26246, Richmond, VA 23260, owned 6% of the total outstanding Class A shares of such Investment Fund; Advest, Inc., 280 Trumbull Street, Hartford, CT 06103, owned 5% of the total outstanding Class A shares and 6% of the total outstanding Class C shares of such Investment Fund and Central Fidelity Bank Cust., FBO Obici Foundation, 5th floor, P.O. Box 27602, Richmond, VA 23261, owned 5% of the total outstanding Class C shares of such Investment Fund.

     LATIN AMERICAN FUND: Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104, owned 15% of the total outstanding Class A shares of such Investment Fund; FTC & Co. Attn. Datalynx #190, P.O. Box 173736, Denver, CO 80217, owned 10% of the total outstanding Class A shares of such Investment Fund; The Group owned 8% of the total outstanding Class A shares and 17% of the total outstanding Class C shares of such Investment Fund; Principal Financial Customer FBO Mike A. LePrino, P.O. Box 508, Dallas, TX 75221, owned 28% of the total outstanding Class B shares of such Investment Fund; Principal Financial Customer FBO Jon
F. Hrabe, P.O. Box 508, Dallas, Texas 75221, owned 20% of the total outstanding Class B shares of such Investment Fund; Principal Financial, IRA Cust FBO Jon F. Hrabe, P.O. Box 215132, Dallas, Texas 75221 owned 11% of the total outstanding Class B shares of such Investment Fund; Paine Webber for the benefit of Paine Webber CDN FBO Franklin Mirroff IRA, P.O. Box 3321, Weehawken, NJ 07087, owned 9% of the total outstanding Class B shares of such Investment Fund and Prudential Securities FBO J.P. Barger, 600 W. Cummings Park, Suite 3500, Woburn, MA 01801-6349, owned 11% of the total outstanding Class C shares of such Investment Fund.

     The Group may be deemed a "controlling person" of the Fund by virtue of its power to control the voting or disposition of the shares it owns. As a result of its ownership position, the Group may be able to control the outcome of matters voted on by shareholders of the Funds.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Investment Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Investment Fund. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

     In purchasing and selling securities for the Investment Fund, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Investment Fund, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Investment Fund may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Investment Fund and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Investment Fund and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Directors.

     Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Fund's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Directors of the Fund, including a majority of the Directors who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard. For the three fiscal years ended June 30, 1993, June 30, 1994 and June 30, 1995, the Fund paid brokerage commissions of approximately $2,497, $618,000 and $115,622, respectively, to the Distributor, an affiliated broker-dealer. For the fiscal years ended June 30, 1993, June 30, 1994 and June 30, 1995, commissions paid to the Distributor represented approximately 6.8%, 30%, and 7%, respectively, of the total amount of brokerage commissions paid in such period and which were paid on transactions that represented 8.9%, 21%, and 3%, respectively, of the aggregate dollar amount of transactions that incurred commissions paid by the Fund during such period.

     Investment Fund securities will not be purchased from, or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

                             PERFORMANCE INFORMATION

     The Fund may from time to time quote various performance figures to illustrate the Investment Funds' past performance.

     Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

     From time to time the Investment Funds may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Investment Fund) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Investment Fund) and the deduction of all applicable Fund expenses on an annual basis.

Total return figures are calculated according to the following formula:

               P(1 + T)to the nth power = ERV
where:
    P     =    a hypothetical initial payment of $1,000
    T     =    average annual total return
    n     =    number of years
    ERV   =    ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

     Calculated using the formula above, the average annualized total return, exclusive of a sales charge or deferred sales charge, for each of the Investment Funds for the one-year period ended June 30, 1995 and for the period from the inception of each Investment Fund through June 30, 1995 are as follows:

                                    One-Year Period
                                         Ended                  Since
                                     June 30, 1995            Inception
                                    ---------------           ---------

Global Equity Allocation Fund
  (commenced operations on
  January 4, 1993)

     Class A Shares . . . . . . . .      6.69%                 10.79%
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .      5.84%                  9.99%

Global Fixed Income Fund
  (commenced operations on
  January 4, 1993)

     Class A Shares . . . . . . . .      11.41%                 7.92%
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .      10.24%                 7.01%

Asian Growth Fund
  (commenced operations on
  June 23, 1993)

     Class A Shares . . . . . . . .      9.50%                 18.73%
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .      8.71%                 17.93%

American Value Fund
  (commenced operations on
  Oct. 18, 1993)

     Class A Shares . . . . . . . .      15.01%                 7.86%
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .      14.13%                 7.00%

Worldwide High Income Fund
  (commenced operations on
   April 21, 1994)

     Class A Shares . . . . . . . .      6.87%                  8.26%
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .      6.20%                  7.49%

Emerging Markets Fund
  (commenced operations on
  July 6, 1994)

     Class A Shares . . . . . . . .       N/A                 (11.58)%*
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .       N/A                 (12.25)%*

Latin American Fund
  (commenced operations on
  July 6, 1994)

     Class A Shares . . . . . . . .       N/A                 (23.07)%*
     Class B Shares+. . . . . . . .       N/A                    N/A
     Class C Shares+. . . . . . . .       N/A                 (23.83)%*

     The European Equity and Growth and Income Funds had not commenced operations in the fiscal year ended June 30, 1995.

+ The Class B shares listed above were created on May 1, 1995. The original Class B shares were renamed Class C shares, as listed above, on May 1, 1995. The Class B shares commenced operations on August 1, 1995. Therefore, no total return information is available.

*    Not Annualized.

YIELD FOR CERTAIN INVESTMENT FUNDS

     From time to time certain of the Investment Funds may advertise yield.

     Current yield reflects the income per share earned by an Investment Fund's investments.

     Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

     Current yield figures are obtained using the following formula:

Yield = 2[(a - b + 1)to the 6th power - 1]
           -----
            cd


where:
a    =    dividends and interest earned during the period
b    =    expenses accrued for the period (net of reimbursements)
c    =    the average daily number of shares outstanding during the period that were entitled to receive income distributions
d    =    the maximum offering price per share on the last day of the period

     The 30-day yield for the Global Fixed Income Fund as of June 30, 1995 was 5.19% for Class A shares and 4.69% for Class C shares. The 30-day yield for the Worlwide High Income Fund as of June 30, 1995 was 10.55% for Class A shares and 10.47% for Class C shares.

COMPARISONS

     To help investors better evaluate how an investment in an Investment Fund of Morgan Stanley Fund, Inc. might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:

     (a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     (b) Standard & Poor's 500 Stock Index or its component indices - unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     (c) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

     (d) Wilshire 5000 Equity Index or its component indices - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

     (e) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

     (f) Morgan Stanley Capital International EAFE Index - an arithmetic, market value-weighted average of the performance of over 1,000 securities on the stock exchanges of countries in Europe, Australia and the Far East.

     (g) Goldman Sachs 100 Convertible Bond Index - currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

     (h) Salomon Brothers GNMA Index - includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.

     (i) Salomon Brothers High Grade Corporate Bond Index - consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

     (j) Salomon Brothers Broad Investment Grade Bond - is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, United States Treasury/agency issues and mortgage pass-through securities.

     (k) Salomon Brothers World Bond Index - measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:

               Australian Dollars            Netherlands Guilder
               Canadian Dollars              Swiss Francs
               European Currency Units       UK Pounds Sterling
               French Francs                 U.S. Dollars
               Japanese Yen                  German Deutsche Marks

     (l) J.P. Morgan Traded Global Bond Index - is an unmanaged index of government bond issues and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, United Kingdom and United States gross of withholding tax.

     (m) Lehman LONG-TERM Treasury Bond - is composed of all bonds covered by the Lehman Treasury Bond Index with maturities of 10 years or greater.

     (n) Lehman Aggregate Bond Index - is an unmanaged index made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

     (o) NASDAQ Industrial Index - is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

     (p) Composite Indices - 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 36% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

     (q)  CDA Mutual Fund Report, published by CDA Investment Technologies, Inc.
- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     (r) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     (s) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service - publications that rate fund performance over specified time periods.

     (t) Consumer Price Index (or cost of Living Index), published by the United States Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

     (u) Stocks, Bonds, Bills and Inflation, published by Hobson Associates - historical measure of yield, price and total return for common and small company stock, long-term government bonds, Treasury bills and inflation.

     (v) Savings and Loan Historical Interest Rates - as published in the United States Savings & Loan League Fact Book.

     (w) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers Inc. and Bloomberg L.P.

     (x) The MSCI Combined Far East Free ex-Japan Index, a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

     (y) First Boston High Yield Index - generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

     (z) Russell 2500 Small Company Index - is comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

     (aa) Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

     (bb) Morgan Stanley Capital International Emerging Markets Global Latin American Index - An unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela (Assumes reinvestment of dividends).

     (cc) IFC Global Total Return Composite Index - An unmanaged index of common stocks and includes 18 developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

     (dd) EMBI+ - Expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds and U.S. Dollar local markets instruments. A more comprehensive benchmark than EMBI, the EMBI+ covers 49 instruments from 14 countries. At $98 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, while the EMBI+ represents the broader market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

     (ee) The MSCI Latin America Global Index - is a broad-based market cap weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (Assumes reinvestment of dividends.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Investment Funds, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance.

In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

AMERICAN VALUE FUND

     The American Value Fund's portfolio managers are "value" investors, and as such, their mission is to buy stocks of quality U.S.-based companies they believe to be selling below their intrinsic worth and sell them when they reach fair value. This involves buying quality stocks when they are out of favor with the majority of investors and selling them after the market has realized their fair value.

     Since 1926, small market capitalization stocks have, on average, outperformed large market capitalization stocks by 2%-3% annualized. Small capitalized stocks are defined as the five smallest market capitalization deciles of the Center for Research in Security Prices at the University of Chicago ("CRSP"); large capitalization stocks constitute the five largest CRSP market capitalization deciles.

     Wilshire Associates reports small cap value stocks (an index made up of the lowest price-to-book, lowest price-to-earnings and highest yielding small capitalization stocks) have outperformed the average small cap stock as well as the average small cap growth stock during the period of 1978 to 1994, and with less risk than the average small cap growth stock (an index made up of small capitalization stocks with the highest earnings growth, highest price-to-book and highest price-to-earnings ratios as shown in the chart below).

             [THE FOLLOWING IS A NARRATIVE DESCRIPTION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

A graph entitled "Small Cap Value Has Provided A Favorable Risk/Return Profile" indicates returns from 14.3% to 19.5% on the vertical axis and risk (standard deviation) from 14.9% to 24.3% on the horizontal axis. The following points are indicated on the graph:

                        For Small Cap Value Portfolio:
              Return of 19.5% at risk (standard deviation) of 15.9%

                 For Small Cap Mean Between Value and Growth:
              Return of 15.9% at risk (standard deviation) of 20.6%

                          Small Cap Growth Portfolio:
              Return of 15.6% at risk (standard deviation) of 24.3%

       For S&P 500:  Return of 14.3% at risk (standard deviation) of 14.9%

          Source:  Wilshire Associates style performance data 1978-1994

                   [END OF NARRATIVE DESCRIPTION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

Past performance is no guarantee of future results. The S&P 500 and the Style Portfolio Data are unmanaged indices of securities. The risk factor is an annualized standard deviation of the annual returns. The Small Cap Value Index is a straightforward composite benchmark. It is the average of three separate indices: Low Price/Book Index ("Low P/B"), High Yield Index, and Low Price/Earnings Index ("Low P/E"). Each index is computed by sorting the companies of stocks ranked 501-2000 by market capitalization by the fundamental measure. The universe is then split into equally weighted deciles based on the sorted fundamental measure. The Low P/B and the Low P/E indices are simply the unweighted returns from the 8th and 9th decile. The High Yield Index is the unweighted return from the 2nd and 3rd decile. The process is a repetitive, rigid algorithm which is not subject to manager selectivity. The Small Cap Index is the Decile 6-8 index of the Center for Research in Security Prices of the University of Chicago ("CRSP"). The CRSP indices are composed of nearly all common stocks traded on the NYSE, AMEX, and NASDAQ within a given market-cap range. The size cutoffs are determined by ranking all NYSE stocks by market cap, forming deciles, and then adding all the issues that fit the size range from the other deciles. The CRSP Decile 6-8 represents the sixth through eighth deciles. The market capitalization ranges characterized by both indices are consistent with each other and represent the MSAM/Chicago definition of the small capitalization universe.

$10,000 invested 20 years ago in an unmanaged basket of small cap value stocks would have significantly outperformed the other investments shown in the chart below:

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

A graph entitled "Growth of a $10,000 investment on January 1, 1971 through September 30, 1995" indicates returns of $10,000 to $710,000 on the vertical axis and calendar quarters from the fourth quarter of 1970 to the third quarter of 1995 on the horizontal axis. Every sixth quarter is presented instead of lines covering each quarter.



In Thousands (except last column)


70Q4       72Q2   73Q4    75Q2   76Q4    78Q2   79Q4   81Q2  82Q4    84Q2    85Q4   87Q2    88Q4   90Q2   91Q4   93Q2 94Q4  9/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap  $10    $10     $10    $20     $30    $35    $55   $70     $110    $170   $240    $270   $270   $390   $525 $539  $657
Value
$10
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap  10     10      10     15      20     30     45    55      70      100    120     110    135    160    210  $237  $304
10
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap  10     10      10     15      15     15     15    30      35      50     65      65     85     110    130  $130  $169
10
-----------------------------------------------------------------------------------------------------------------------------------
10 Year    10     10      10     12      15     15     15    30      30      35     40      45     50     60     75   $ 74  $ 85
Govt Bond
10
-----------------------------------------------------------------------------------------------------------------------------------
T-Bill     10     10      10     12      15     15     20    30      35      35     40      45     50     55     58   $  60 $ 62
10
-----------------------------------------------------------------------------------------------------------------------------------

              [END OF TABULAR REPRESENTATION THAT REPLACES GRAPHIC
                      MATERIAL FOR EDGAR FILING PURPOSES.]

Past performance is no guarantee of future results. Small cap securities are generally more volatile than T-Bills, 10-year government bonds or the S&P 500. The returns shown assume the reinvestment of all distributions of income and capital gains and do not reflect the deduction of sales charges or management fees and expenses that would be applicable to a managed basket of equity securities. The deduction of such sales charges and management fees and expenses would reduce the returns shown. It is not possible to invest directly in an index of equity securities, including any of the MSCI indices. An investment strategy may be designed to replicate an index of equity securities and may be more or less successful in achieving such a replication.

     THE AMERICAN VALUE FUND'S PORTFOLIO. The portfolio universe consists of the next 2,000 companies that rank in size following the 500 largest U.S. corporations. The portfolio consists of approximately 100 companies, many of which have been in business for over one hundred years and meet the stringent criteria set forth by Morgan Stanley's portfolio management team. Companies in the portfolio must be bargain-priced, with quality products and a dominant market niche. They must demonstrate a sustainable growth rate, a healthy financial position and have a history of paying dividends.

     Careful analysis, using this criteria, helps Morgan Stanley portfolio managers distinguish an underpriced stock that is in a position to recover, from one that will continue to decline.

     THE MORGAN STANLEY DISTINCTION. The portfolio managers' goal is to capitalize on the market's tendency to overreact to bad news. Often a single negative event that has been exaggerated in the stock market can cause a stock's price to decline much more than is justified by the company's actual prospects. This type of discrepancy between a company's market price and its intrinsic worth (based on its earnings, cash flow, and/or asset values) is viewed by the portfolio managers as an opportunity.

     The managers of the American Value Fund are long-term investors, not short-term traders. They recognize that the potentially higher rate of return available from small stocks cannot be achieved overnight. Value takes time to be realized.

     The Fund's portfolio managers seek companies paying high, sustainable dividends. Dividends are important because they provide a good indication that a company has not only quality, shareholder-oriented management, but also financial strength.

THE ASIAN GROWTH POTENTIAL

     Annual growth, as measured by Gross National Product, in the 1990s is projected to be 5.3% in Asia as compared with 2% in both North America and Europe, according to the World Bank Atlas. According to Morgan Stanley research, the economies in this region are less mature and are expected to have a higher rate of sustainable growth well into the next century.

     According to research conducted by J. Walter Thompson, by the year 2000, Asia will have two-thirds of the world's population; only four of the world's largest cities will be non-Asian; affluent Asian households will rise by 50% to 51 million; and per capita Gross Domestic Product ("GDP") will double. In addition, 240 million Asian households will have televisions (a 70% increase in the past 5 years, as compared with a 4.3% increase in Britain and a 6.7% increase in the U.S.). China currently has one-quarter of the world's population and is projected to have 200 million middle-class consumers by the year 2000. By 2012, China, alone, is projected to have the world's largest economy.

     Annualized returns of stock markets in this region are, in some cases, twice that of the U.S., according to Morgan Stanley Capital International (MSCI) Indices. On a relative basis, stock prices in this region are less than many countries in the world, according to MSCI.

     MORGAN STANLEY: THE ASIAN AUTHORITY. Morgan Stanley has a strong commitment to the Asian region. The portfolio team is based in Morgan Stanley's Singapore office, with managers who are native to the region and the markets they analyze, offering local insights that have contributed to a superior performance record. Morgan Stanley has over 1,250 employees located in the Far East and has offices in Singapore, Shanghai, Taipei and Seoul.

                              ESTIMATED GNP GROWTH
                                    1990-2000

               Asia                                        5.3%
               North America                               2.0%
               South America                               2.2%
               Europe                                      2.0%
               Middle East                                 1.6%
               Africa                                      0.3%
               Source:  World Bank Atlas

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bar graph that indicates percentage returns on the vertical axis and countries on the horizontal axis:

                        SUPERIOR HISTORIC MARKET RETURNS
                   1990-1994 ANNUALIZED RETURNS* (US DOLLARS)

               Hong Kong                                  27.18%
               Philippines                                21.44
               CFEFxJ                                     20.14
               Thailand                                   17.47
               Singapore                                  16.02
               Malaysia                                   13.86
               USA                                         9.16
               World                                       4.24
               EAFE                                        1.82
               Korea                                       0.26
               Indonesia                                  -2.15
               Taiwan                                     -2.98
               Japan                                      -3.43

Past performance of Asian markets is not a guarantee of their future performance and is not indicative of the Fund's future performance.
* Gross Dividends
Sources: MSCI Indices

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

Past Performance is no guarantee of future results. The MSCI indices represent an unmanaged basket of equity securities. The returns shown assume the reinvestment of all distributions of income and capital gains and do not reflect the deduction of sales charges or management fees and expenses that would be applicable to a managed basket of equity securities. The deduction of such sales charges and management fees and expenses would reduce the returns shown. It is not possible to invest directly in an index of equity securities, including any of the MSCI indices. An investment strategy may be designed to replicate an index of equity securities and may be more or less successful in achieving such a replication.

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bar graph that indicates price earnings ratios in percentages from 0-100% on the vertical axis and countries on the horizontal axis:

                   PRICE EARNINGS/RATIO* AS OF DECEMBER, 1994

               Japan                                      97.3%
               Taiwan (E)                                 36.0
               Philippines                                28.0
               Malaysia                                   24.2
               World                                      23.2
               Korea (E)                                  22.0
               Indonesia                                  20.9
               Thailand                                   20.1

               Singapore                                  19.5
               CFEFxJ(E)                                  19.4
               USA                                        16.9
               Hong Kong                                  13.3

*Trailing 12 Months
Source: MSCI
(E) Estimate, not from MSCI, 12/31/94

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

EMERGING MARKETS' GROWTH POTENTIAL

Annual growth, as measured by Gross National Product, in the 1990s is projected to be 6.5% in emerging markets as compared with 2.5% in industrial countries, according to the World Bank. According to Morgan Stanley research, the economies in this region are less mature and are expected to have a higher rate of sustainable growth well into the next century. If the high savings in the emerging markets countries as of 1991 are sustained, the savings will provide much of the needed capital for economic growth:

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bar graph that indicates percentage of growth from 0-50% on the vertical axis and countries on the horizontal axis:

                        GROWTH - HIGH SAVINGS RATE (1991)

               Singapore                                 45%
               China                                      43
               Korea                                      37
               Indonesia                                  37
               Thailand                                   34
               Japan                                      34
               Hong Kong                                  33
               Malaysia                                   33
               Taiwan                                     30
               EEC(1)                                     22
               India(1)                                   20
               Mexico                                     20
               Chile                                      18
               Philippines                                16
               Brazil                                     16
               Argentina                                  16
               USA                                        15

Source: World Bank
Note: (1) 1989 data.

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

Morgan Stanley believes that population growth projected by the World Bank for the 1990s, particularly among the middle class, will create buying power and fuel demand for products, leading to economic growth and industrial sophistication:

                                   Total Population     Middle Classes
                                           (Percent Per Annum)

          Developed Countries            0.4%                1.1%
          Developing Countries           1.9%                5.9%
          SOURCE: WORLD BANK

A large percentage of the population is under the age of 15 in emerging countries. As these children mature, they will greatly increase consumption of goods and services.

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bar graph that indicates the percentages of population under the age of 15 ranging from 0-50% on the horizontal axis and countries on the vertical axis.

                             YOUNG POPULATION (1991)
                              Source: The Economist
                               Note:(1) 1990 data.

               USA                                       22%
               Argentina(1)                               30
               Brazil(1)                                  35
               Chile(1)                                   31
               Mexico(1)                                  37
               Venezuela(1)                               38
               Indonesia                                  37
               S. Korea                                   27
               Malaysia                                   37
               Philippines                                39
               Taiwan                                     27
               Thailand                                   35
               India                                      36
               Turkey(1)                                  35
               Jordan(1)                                  44
               Nigeria(1)                                 47

     A large percentage of the population is under the age of 15 in emerging countries. As these children mature, they will have a tremendous impact on consumption of goods and services.

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

     Historically, the average annual total return of emerging markets has exceeded that of developed countries, and other indicators point to significant future growth in the emerging markets:

                          THE CASE FOR EMERGING MARKETS

--------------------------------------------------------------------------------
            RETURNS   GROWTH       VALUE       UNDER-        DIVERSI-
                                               REPRESEN-     FICATION
                                               TATION
--------------------------------------------------------------------------------

            Annual    Real                           Foreign
            Returns   GNP     Real                   Inv.
            (1940-    Growth  EPS              Mkt   % of
            1993)     (1994-  Growth   P/E     Cap/  Institutional   Average
                      2000)   (1994)   1994E   GNP   Assets          Correlation

Emerging    17%       6.5%    15%      24.0x   30%   0.6%            0.07
Markets

Developed   13%       2.5%    5%       26.5x   70%   99.4%           0.51%
Markets

                         SOURCE: MORGAN STANLEY RESEARCH

             THE RETURNS DO NOT REFLECT ANY ASSET-BASED CHARGES FOR
                    INVESTMENT MANAGEMENT OR OTHER EXPENSES.

              ASSUMES REINVESTMENT OF ALL DIVIDENDS/DISTRIBUTIONS.

      THE PAST PERFORMANCE OF EMERGING MARKETS, HOWEVER, IS NO GUARANTEE OF
                 THE EMERGING MARKETS FUND'S FUTURE PERFORMANCE.

MORGAN STANLEY: AN AUTHORITY IN LATIN AMERICA AND EMERGING MARKETS

     Over one-third of Morgan Stanley's 9,200 employees live and work outside the United States, enabling them to recognize opportunities as they arise and, more importantly, to act on them quickly.

     At June 30, 1995, MSAM, together with its affiliated asset management companies, had approximately $52 billion in assets under management and fiduciary advice, including over $824 million in Latin America markets and over $3 billion in equities and fixed income in emerging markets, making it one of the largest investment managers in emerging markets.

     Morgan Stanley portfolio managers have access to proprietary research through Morgan Stanley Capital International (MSCI), the generally recognized standard for measuring the performance of international securities worldwide. MSCI monitors approximately 4,000 of some of the world's leading companies, which account for about 80% of the total market value of the world's stock markets.

GROWTH POTENTIAL IN LATIN AMERICA

     An economic transformation is occurring in Latin America today, which we believe is creating a positive environment for investors. Old (protected) economies are being transformed into new (open) free market economies, as evidenced by many changes, including:

          Old (Protected)                    New (Open)
          ---------------                    ----------
          High import tariffs                Low tariffs
          Regulated exchange rates           Free exchange rates
          Regulated interest rates           Market interest rates
          Investment restrictions            Open foreign investment
          High tax rates                     Competitive tax rates
          Command economy                    Market economy
          Employment priority                Efficiency priority

          Subsidies                          Competitive market prices
          State-owned industry               Privatization
          Deficit spending                   Fiscal austerity
          Capital flight                     Return capital
          High inflation                     Lower inflation

     According to Morgan Stanley research, the economies in this region are less mature and are expected to have higher rates of sustainable growth well into the next century. We believe the greatest potential for gain is when situations are improving and not when they are mature.

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bell curve line graph that indicates development increasing upward in the vertical axis and time of maturity increasing to the right in the horizontal axis:

                           EMERGING MARKET LIFE CYCLE

------------------------------------------------------------------------------
COUNTRIES       BEHIND-THE-     EMERGING       ESTABLISHED      MATURE
                SCENES          MARKETS        GROWTH           ECONOMIES
------------------------------------------------------------------------------
Germany                                                         X
------------------------------------------------------------------------------
U.S.                                                            X
------------------------------------------------------------------------------
Japan                                          X
------------------------------------------------------------------------------
U.K.                                                            X
------------------------------------------------------------------------------
Spain                                          X
------------------------------------------------------------------------------
Hong Kong                                      X
------------------------------------------------------------------------------
Singapore                                      X
------------------------------------------------------------------------------
Portugal                                       X
------------------------------------------------------------------------------
Taiwan                          X
------------------------------------------------------------------------------
Greece                          X
------------------------------------------------------------------------------
Korea                           X
------------------------------------------------------------------------------
Malaysia                        X
------------------------------------------------------------------------------
Turkey                          X
------------------------------------------------------------------------------
Thailand                        X
------------------------------------------------------------------------------
Mexico                          X
------------------------------------------------------------------------------
Chile                           X
------------------------------------------------------------------------------
Argentina                       X
------------------------------------------------------------------------------
Venezuela                       X
------------------------------------------------------------------------------
Indonesia                       X
------------------------------------------------------------------------------
Philippines                     X
------------------------------------------------------------------------------
India                           X
------------------------------------------------------------------------------
Brazil                          X
------------------------------------------------------------------------------
Pakistan                        X
------------------------------------------------------------------------------
Sri Lanka                       X
------------------------------------------------------------------------------
Peru                            X
------------------------------------------------------------------------------
Egypt           X
------------------------------------------------------------------------------
Sub-Saharan
Africa          X
------------------------------------------------------------------------------
Eastern Europe  X
------------------------------------------------------------------------------
Cuba            X
------------------------------------------------------------------------------
Vietnam         X

------------------------------------------------------------------------------
Iran            X
------------------------------------------------------------------------------

Source: Morgan Stanley Research

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

     Historically, this region's economy has grown faster than the industrial countries, as measured by Gross Domestic Product, and the World Bank projects it to grow twice as fast as the industrial countries by the year 2000.

                                                   Real GDP Growth
                                             1965-93             1993-2000
                                                                 Forecast
          Latin America                        4.3%                 5.0%
          Industrial Countries                 3.1%                 2.5%
          SOURCE: WORLD BANK

PAST PERFORMANCE OF LATIN AMERICAN MARKETS, HOWEVER, IS NO GUARANTEE OF THE LATIN AMERICAN FUND'S FUTURE PERFORMANCE.

     Morgan Stanley believes that the population growth projected by the World Bank for the 1990s in these developing countries, particularly among the middle class, will create buying power and fuel demand for products, leading to economic growth and industrial sophistication:

                                              Growth of           Growth of
                                          Total Population      Middle Classes
                                                             (Percent Per Annum)

          Developed Countries                    0.4%                1.1%
          Developing Countries                   1.9%                5.9%
          SOURCE: WORLD BANK

     According to Morgan Stanley research, historically, annualized returns of stock markets in this region have been superior, and on a relative basis, stock prices in this region are significantly lower than developed markets as well as other emerging markets, as measured by price/earnings ratios.

                                              1988-93               1993
                                         Annualized Return         Return
          S & P 500                            14.5%                10.0%
          T-Bills                               5.7%                 3.1%
          Emerging Growth Stocks               18.4%                21.0%
          U.S. Government Bonds                10.7%                 8.2%
          EAFE                                  2.0%                32.6%
          Japanese Stocks                      -7.0%                25.5%
          Emerging Market Equities             16.5%                67.5%
          MSCI LATIN AMERICAN                  42.4%                49.1%
          SOURCE: MORGAN STANLEY RESEARCH

     The returns do not reflect any asset-based charges for investment management or other expenses. Assumes reinvestment of all dividends/distribution. Past Performance is no guarantee of the Latin American Fund's future performance.

                                         Price/Earnings Ratio

          Developed Markets*                    28.4X
          Emerging Markets*                     13.9X
          LATIN AMERICA**                       17.2X
          SOURCE: EMERGING MARKETS P/E REPRESENTED BY THE IFC INDEX, DEVELOPED MARKETS BY MSCI WORLD
          *    PROSPECTIVE 1995
          **   TRAILING AS OF DECEMBER 31, 1994

                                         Market Cap/GNP
                                     (As of March 3, 1994)

          Developed Markets                   .7
          Emerging Markets                    .3
          LATIN AMERICA                       .3
          SOURCE: EMERGING MARKETS P/E REPRESENTED BY THE IFC INDEX, DEVELOPED MARKETS BY MSCI WORLD

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund's Articles of Incorporation permit the Directors to issue
13.375 billion shares of common stock, par value $.001 per share, from an unlimited number of Investment Funds. Currently the Fund is authorized to offer shares of ten Investment Funds, nine of which have Class A and Class B shares.

     The shares of each Investment Fund of the Fund are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Investment Fund of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share owned (and a fractional vote for each fractional share owned), then standing in his name on the books of the Fund.

DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of each Investment Fund's net investment income, if any. Each Investment Fund may choose to make sufficient distributions of net capital gains to avoid liability for federal excise tax. An Investment Fund will not be subject to federal income tax on capital gains or ordinary income distributed to shareholders so long as it qualifies as a RIC (see discussion under "Dividends and Distributions" and "Taxes" in the Prospectus). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or distributions cannot be predicted.

     Any dividend or distribution paid shortly after an investor purchases shares of an Investment Fund will reduce the per share net asset value of that Investment Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes to shareholders subject to taxes as set forth in the Prospectus.

     As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and distributions of an Investment Fund are automatically reinvested in additional shares of that Investment Fund at net asset value as of the business day following the record date. This reinvestment policy will remain in effect until the shareholder notifies the Transfer Agent in writing at least three days prior to a record date that the shareholder has elected either the Income Option (income dividends in cash and distributions in additional shares at net asset value) or the Cash Option (both income dividends and distributions in cash). No initial sales charge or CDSC is imposed on shares of any of the Investment Funds, including the Investment Funds, that are purchased through the automatic reinvestment of dividends and distributions of an Investment Fund.

     Each Investment Fund generally will be treated as a separate corporation (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains of any Investment Fund, whether or not distributed to investors, cannot be offset against net capital losses of any other Investment Fund.

CUSTODY ARRANGEMENTS

     Chase serves as the Fund's domestic custodian. Chase is not affiliated with Morgan Stanley & Co. Incorporated. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with Rule 17f-5 adopted by the SEC under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley & Co. Incorporated. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

                      DESCRIPTION OF SECURITIES AND RATINGS

I.  DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

     EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS: Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of
other terms of the contact over any long period of time may be small.   Caa -
Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     EXCERPTS FROM STANDARD & POOR'S CORPORATION ("S&P") DESCRIPTION OF BOND
RATINGS: AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C - The rating C is reserved for income bonds on which no interest is being paid. D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1
- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 - high quality with margins of protection ample although not so large as in the preceding group.

     DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") - Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

     EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: S-1+ - very strong capacity to pay principal and interest; SP-1 - strong capacity to pay principal and interest.

     DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-1+ - this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 - this designation indicates the degree of safety regarding timely payment is very strong.

     WITH RESPECT TO RATINGS BY IBCA LTD., the designation A1 by IBCA, Ltd. indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

II.  DESCRIPTION OF UNITED STATES GOVERNMENT SECURITIES

     The term "United States Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

     United States Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and United States Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Associates, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the United States Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the United States Government.

     Some of the United States Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

     An instrumentality of the United States Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Association.

III.  FOREIGN INVESTMENTS

     The Investment Funds may invest in securities of foreign issuers. Investors should recognize that investing in such foreign securities involves certain special considerations which are not typically associated with investing in United States issuers. For a description of the effect on the Investment Funds of currency exchange rate fluctuations, see "Investment Objectives and Policies - Forward Foreign Currency Exchange Contracts" above. As foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers, there may be less information available about certain foreign companies than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. Foreign securities not listed on a recognized domestic or foreign exchange are regarded as not readily marketable and therefore such investments will be limited to 15% of an Investment Fund's net asset value at the time of purchase.

     Although the Investment Funds will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on United States exchanges.

     Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the Global Fixed Income Fund, Asian Growth Fund, European Equity Fund and Worldwide High Income Fund, it is not expected that an Investment Fund or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on any such Investment Fund because its investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.

IV.  EMERGING COUNTRY EQUITY AND DEBT SECURITIES

     The definition of emerging country equity or debt securities of each of the Global Equity Allocation, Global Fixed Income, Asian Growth, Emerging Markets, Latin American, European Equity and Worldwide High Income Funds includes securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an emerging country. The Adviser believes, however, that investment in such companies will be appropriate because the Investment Fund will invest only in those companies which, in its view, have sufficiently strong exposure to economic and market forces in an emerging country such that their value will tend to reflect developments in such emerging country to a greater extent than developments in another country or countries. The Investment Fund may invest in companies organized and located in countries other than an emerging country, including companies having their entire production facilities outside of an emerging country, when securities of such companies meet one or more elements of the Investment Fund's definition of an emerging country debt security and so long as the Adviser believes at the time of investment that the value of the company's securities will reflect principally conditions in such emerging country.

     The value of debt securities held by the Investment Fund generally will vary inversely to changes in prevailing interest rates. The Investment Fund's investments in fixed-rated debt securities with longer terms to maturity are subject to greater volatility than the Investment Fund's investments in shorter-term obligations. Debt obligations acquired at a discount are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which are not subject to such discount.

     Investments in emerging country government debt securities involve special risks. Certain emerging countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Investment Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

     The Investment Fund may invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Investment Fund may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, the Investment Fund will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

     U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

     Brady Plan debt restructurings totaling approximately $73 billion have been implemented to date in Argentina, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady Bonds having been issued to date by Mexico and Venezuela. Brazil and Poland have announced plans to issue Brady Bonds aggregating approximately $52 billion, based on current estimates. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change.

                              FINANCIAL STATEMENTS

     The Fund's audited financial statements and notes thereto for the fiscal year ended June 30, 1995 , and the report thereon of Price Waterhouse LLP, independent accountants, which appear in the June 30, 1995 Annual Report to Shareholders are on the following pages. The European Equity Fund, Aggressive Equity Fund and Growth and Income Fund were not operational as of the date of the Annual Report.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

COMMON STOCKS (96.9%)
AUSTRALIA (4.2%)
  21,500  Amcor Ltd. .......................................  $   159
   9,500  Ampolex Ltd. .....................................       22
  17,500  Australian National Industries Ltd. ..............       15
  40,100  Boral Ltd. .......................................      100
   7,400  Brambles Industries Ltd. .........................       70
  56,401  Broken Hill Proprietary Ltd. .....................      694
  18,472  Burns, Philip & Co. Ltd. .........................       39
  10,876  Coca-Cola Amatil Ltd. ............................       67
  47,800  Coles Myer Ltd. ..................................      150
  18,300  CRA Ltd. .........................................      249
  32,600  CSR Ltd. .........................................      102
 103,500  Foster Brewing Group Ltd. ........................       92
  23,930  General Property Trust ...........................       40
  43,400  Goodman Fielder Ltd. .............................       36
  11,800  ICI Australia Ltd. ...............................       77
   7,548  Lend Lease Corp. Ltd. ............................       96
  43,712  MIM Holdings Ltd. ................................       54
  43,500  National Australia Bank Ltd. .....................      344
  +8,700  Newcrest Mining Ltd. .............................       37
  53,795  News Corp. Ltd. ..................................      300
  23,400  North Broken Hill Peko Ltd. ......................       57
  35,300  Pacific Dunlop Ltd. ..............................       74
  30,400  Pioneer International Ltd. .......................       76
  10,486  Renison Goldfields Consolidated Ltd. .............       33
   2,432  Renison Goldfields Consolidated Ltd. (New) .......        6
  26,600  Santos Ltd. ......................................       64
  20,700  Southcorp Holdings Ltd. ..........................       41
 +12,700  TNT Ltd. .........................................       17
  29,700  Western Mining Corp. .............................      163
  60,000  Westpac Banking Corp. Ltd. .......................      217
                                                              -------
                                                                3,491
                                                              -------
BELGIUM (2.0%)
      70  Bekaert S.A. .....................................       55
     125  CBR ..............................................       51
   1,600  Delhaize Freres et Cie 'Le Lion' S.A. ............       72
   1,350  Electrabel S.A. ..................................      285
     300  Electrabel S.A. (New) ............................       64
   1,130  Fortis AG ........................................      120
     450  Generale de Banque ...............................      145
     775  Gevaert Photo-Production N.V. ....................       42
     156  Glaverbel S.A. ...................................       21
     700  Groupe Bruxelles Lambert S.A. ....................       94
     400  Kredietbank N.V. .................................       95
     720  Petrofina S.A. ...................................      217
     400  Reunies Electrobel & Tractebel S.A. ..............      145
     400  Royale Belge .....................................       75
     250  Solvay et Cie ....................................      138
    +800  Union Miniere S.A. ...............................       52
                                                              -------
                                                                1,671
                                                              -------
CANADA (5.1%)
   5,600  Alcan Aluminum Ltd. ..............................      169
   9,712  American Barrick Resources Corp. .................      246
   6,300  Bank of Montreal .................................      132
   5,900  Bank of Nova Scotia ..............................      127
   8,100  BCE, Inc. ........................................      260
   4,100  Bombardier, Inc. 'B' .............................      100
   2,600  Brascan Ltd. 'A' .................................       41
   5,600  Canadian Imperial Bank of Commerce ...............      135
   2,200  Canadian Occidental Petroleum Ltd. ...............       68
   9,600  Canadian Pacific Ltd. ............................      165
   2,700  Canadian Tire Corp. 'A' ..........................       29
                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------
   2,800  Cominco Ltd. .....................................  $    51
   1,500  Cott Corp. .......................................       18
   2,800  Dofasco, Inc. ....................................       35
   1,200  Du Pont Canada, Inc. 'A' .........................       17
   3,200  Echo Bay Mines Ltd. ..............................       29
   2,000  George Weston Ltd. ...............................       67
   5,200  Gulf Canada Resources Ltd. .......................       21
   7,600  Imasco Ltd. ......................................      135
   6,000  Imperial Oil Ltd. ................................      223
   2,600  Inco Ltd. ........................................       73
   1,100  Interprovincial Pipeline ADR .....................       24
   5,600  Laidlaw, Inc. 'B' ................................       54
   5,200  MacMillan Bloedel Ltd. ...........................       73
   1,200  Magna International, Inc. 'A' ....................       53
   3,600  Moore Corp. Ltd. .................................       79
   2,200  Newbridge Networks Corp. .........................       77
  +5,200  Noranda, Inc. ....................................      102
   2,400  Norcen Energy Resources Ltd. .....................       32
   6,500  Northern Telecom Ltd. ............................      235
  13,800  Nova Corp. of Alberta ............................      117
   5,800  Placer Dome, Inc. ................................      152
   1,100  Potash Corp. of Saskatchewan, Inc. ...............       61
   4,000  Ranger Oil Ltd. ..................................       25
  +2,300  Renaissance Energy Ltd. ..........................       48
  +4,200  Rogers Communications ............................       49
   7,700  Royal Bank of Canada .............................      172
  10,500  Seagram Co. Ltd. .................................      361
  +1,600  Talisman Energy, Inc. ............................       30
   2,400  Teck Corp. 'B' ...................................       47
  16,400  Thomson Corp. ....................................      224
   6,300  Transcanada Pipelines Ltd. .......................       84
                                                              -------
                                                                4,240
                                                              -------
FRANCE (4.0%)
     300  Accor S.A. .......................................       40
   1,850  Alcatel Alsthom...................................      167
   1,845  AXA S.A. .........................................      100
     105  AXA S.A. RFD......................................        6
   2,300  Banque Nationale de Paris ........................      111
     100  BIC ..............................................       16
     350  Bouygues .........................................       42
     300  Carrefour S.A. ...................................      154
      85  Chargeurs S.A. ...................................       17
     249  Cie Bancaire S.A. ................................       30
   1,350  Cie Generale des Eaux ............................      150
   1,350  Cie de Financiere de Paribas 'A' .................       81
   1,000  Cie de Saint-Gobain ..............................      121
   1,950  Cie de Suez S.A. .................................      108
   3,000  Elf Aquitaine ....................................      222
   1,000  Elf Sanofi S.A. ..................................       55
     400  Eridania Beghin-Say S.A. .........................       62
     950  Etablissements Economiques du Casion
            Guichard-Perrachon .............................       28
     950  Groupe Danone RFD ................................      160
     650  Havas S.A. .......................................       51
     850  L'Air Liquide ....................................      136
   1,100  Lafarge Coppee S.A. ..............................       86
     400  Legrand S.A. .....................................       63
     750  L'Oreal ..........................................      188
     950  LVMH Moet Hennessy Louis Vuitton .................      171
     850  Lyonnaise des Eaux S.A. ..........................       80
  +1,350  Michelin (C.G.D.E.) 'B' ..........................       60
     135  Paribas S.A. RFD .................................        8
     650  Pernod-Ricard ....................................       43
    +225  Pinault S.A. .....................................       48
     250  Promodes .........................................       57

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

FRANCE (CONT.)
    +600  PSA Peugeot Citroen S.A. .........................  $    83
   3,000  Rhone-Poulenc S.A. 'A' ...........................       68
      60  Sagem ............................................       34
     130  Saint Louis ......................................       40
     650  Schneider S.A. ...................................       51
     350  Simco (Registered) ...............................       30
      60  Societe Eurafrance S.A. ..........................       20
   1,000  Societe Generale .................................      117
  +1,700  Thomson CSF S.A. .................................       38
   2,500  Total S.A. 'B' ...................................      150
                                                              -------
                                                                3,292
                                                              -------
GERMANY (2.0%)
      30  Agiv AG ..........................................       10
     110  Allianz AG Holding ...............................      197
      20  AMB Aachener & Muenchener Beteiligungs AG ........       14
      20  Asko Deutsche Kaufhaus AG ........................       12
     330  BASF AG ..........................................       70
     360  Bayer AG .........................................       89
     120  Bayer Hypotheken-und Wechsel-Bank AG .............       33
     130  Bayer Vereinsbank AG .............................       39
      25  Beiersdorf AG ....................................       20
      20  Brau und Brunnen AG ..............................        4
     270  Daimler-Benz AG ..................................      124
      50  Degussa AG .......................................       16
   2,420  Deutsche Bank AG .................................      118
    +180  Deutsche Lufthansa AG ............................       26
   2,230  Dresdner Bank AG .................................       64
      20  Heidelberger Zement AG ...........................       17
      60  Hochtief AG ......................................       34
      50  Karstadt AG ......................................       22
      30  Kaufhof Holding AG ...............................       11
     +90  Kloeckner-Humboldt-Deutz AG ......................        3
      50  Linde AG .........................................       30
      70  MAN AG ...........................................       18
     210  Mannesmann AG ....................................       64
      40  Muenchener Rueckversicherungs-Gesellschaft
            (Registered) ...................................       88
      80  Preussag AG ......................................       24
     180  RWE AG ...........................................       62
      30  SAP AG ...........................................       40
     350  Schering AG ......................................       24
     290  Siemens AG .......................................      144
    +170  Thyssen AG .......................................       32
     250  Veba AG ..........................................       98
     110  Viag AG ..........................................       43
     150  Volkswagen AG ....................................       43
                                                              -------
                                                                1,633
                                                              -------
HONG KONG (5.1%)
  18,000  Applied International Holdings Ltd................        2
  22,257  Bank of East Asia.................................       67
  84,000  Cathay Pacific Airways Ltd........................      123
  63,000  Cheung Kong Holdings Ltd..........................      312
  56,500  China Light and Power Co. Ltd.....................      291
  46,000  Chinese Estate Holdings Ltd.......................       33
  22,000  Dickson Concepts International Ltd................       13
   6,000  Giordano Holdings Ltd.............................        4
  12,000  Giordano International Ltd........................        9
  36,000  Hang Lung Development Corp........................       57
  54,600  Hang Seng Bank Ltd................................      416
  55,400  Hong Kong & China Gas Co..........................       88
  36,000  Hong Kong & Shanghai Hotels.......................       44
   5,600  Hong Kong Aircraft Engineering Co. Ltd............       15
                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------
 308,400  Hong Kong Telecommunications Ltd..................  $   610
 121,420  Hopewell Holdings Ltd.............................      103
 102,000  Hutchison Whampoa Ltd.............................      493
  30,000  Hysan Development Co..............................       69
  12,000  Johnson Electric Holdings Ltd.....................       24
  17,000  Miramar Hotel Investment Ltd......................       35
  44,335  New World Development Co. Ltd.....................      148
  40,000  Oriental Press Group..............................       16
  11,300  Peregrine Investment Holdings.....................       16
  30,905  Shangri-La Asia Ltd...............................       37
  46,000  Shun Tak Holdings Ltd.............................       37
  52,000  South China Morning Post..........................       31
  30,000  Stelux Holdings Ltd...............................        9
  65,000  Sun Hung Kai Properties Ltd.......................      481
  46,000  Swire Pacific Ltd. 'A'............................      351
  12,000  Television Broadcasting Ltd.......................       42
  62,000  Wharf Holdings Ltd................................      202
  10,000  Windsor Industrial................................       13
   4,280  Wing Lung Bank....................................       24
                                                              -------
                                                                4,215
                                                              -------
ITALY (2.0%)
 +10,000  Alitalia S.p.A....................................        5
  12,975  Assicurazioni Generali S.p.A......................      305
  27,000  Banca Commerciale Italiana........................       61
  +6,500  Banca Nazionale dell'Agricoltura S.p.A............        5
   8,000  Banco Ambrosiano Veneto...........................       26
   3,000  Benetton Group S.p.A..............................       30
   2,000  Burgo Cartiere S.p.A..............................       13
  36,500  Credito Italiano S.p.A............................       42
  10,000  Edison S.p.A......................................       45
  +1,000  Falck Acciaierie & Ferriere Lombarde..............        1
 +52,000  Fiat S.p.A........................................      183
  12,000  Fiat S.p.A. Di Risp (NCS).........................       26
   4,000  Fidis Finanziaria di Sviluppo S.p.A...............        9
   3,000  Impreglio S.p.A...................................        3
  12,000  Istituto Bancario San Paolo di Torina S.p.A.......       65
  +3,500  Italcementi Fabbriche Riunit S.p.A................       24
  +1,500  Italcementi S.p.A.................................        5
  11,000  Italgas...........................................       29
   2,565  La Rinascente S.p.A...............................       15
   9,500  Magneti Marelli S.p.A.............................       18
   7,800  Mediobanca S.p.A..................................       57
 +90,000  Montedison S.p.A..................................       64
+15,000.. Montedison S.p.A. Di Risp (NCS)...................        9
 +20,000  Olivetti Group....................................       20
  19,200  Parmalat Finanziaria S.p.A........................       17
 +25,000  Pirelli S.p.A.....................................       33
   4,410  R.A.S.............................................       47
   1,690  R.A.S. di Risp....................................       11
     300  Risanamento Di Napoli S.p.A.......................        4
  +1,000  Saffa S.p.A. 'A'..................................        3
   1,500  S.A.I.............................................       16
   7,500  Saipem S.p.A......................................       15
   2,000  Sasib S.p.A.......................................        9
   4,000  Sirti S.p.A.......................................       30
   7,000  SME Meridionale...................................       17
+10,000.. Snia BPD S.p.A....................................       11
 107,200  Telecom Italia S.p.A..............................      291
  25,000  Telecom Italia Di Risp S.p.A......................       53
                                                              -------
                                                                1,617
                                                              -------
JAPAN (17.7%)
   1,000  Advantest Corp....................................       38
  11,000  Ajinomoto Co., Inc................................      113
   6,000  Aoki Corp.........................................       22

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

JAPAN (CONT.)
   1,000  Aoyama Trading Co. Ltd............................  $    17
  22,000  Asahi Bank Ltd....................................      235
   5,000  Asahi Breweries Ltd...............................       58
  16,000  Asahi Chemical Industry Co. Ltd...................      105
  16,000  Asahi Glass Co....................................      177
  17,000  Bank of Tokyo.....................................      273
   5,000  Bridgestone Co....................................       74
  10,000  Canon, Inc........................................      163
   3,000  Casio Computer Co. Ltd............................       27
  11,000  Chiba Bank........................................      100
   2,000  Chiyoda Corp......................................       17
   5,000  Chugai Pharmaceutical Ltd.........................       51
  25,000  Dai Ichi Kangyo Bank..............................      451
  11,000  Dai Nippon Printing Co. Ltd.......................      175
   6,000  Daikin Industries Ltd.............................       48
  +2,000  Daishowa Paper Manufacturing Co. Ltd..............        9
   5,000  Daiwa House Industry..............................       77
  11,000  Daiwa Securities Co., Ltd.........................      116
   4,000  Ebara Corp........................................       49
   3,200  Fanuc Co..........................................      138
  25,000  Fuji Bank.........................................      504
   5,000  Fuji Photo Film Ltd...............................      118
  18,000  Fujitsu Ltd.......................................      179
   9,000  Furukawa Electric.................................       42
  11,000  Hankyu Corp.......................................       66
   6,000  Hazama-Gumi.......................................       25
  33,000  Hitachi Ltd.......................................      329
   9,000  Honda Motor Co....................................      138
  19,000  Industrial Bank of Japan..........................      495
   4,000  Ito-Yokado Co. Ltd................................      211
 +22,000  Japan Airlines Co.................................      146
  14,000  Japan Energy Corp.................................       45
   6,000  Joyo Bank.........................................       51
   6,000  Jusco Co..........................................      124
  11,000  Kajima Corp.......................................      109
   3,600  Kansai Electric Power Co..........................       97
  11,000  KAO Corp..........................................      132
 +28,000  Kawasaki Steel Corp...............................       92
  16,000  Kinki Nippon Railway..............................      140
  11,000  Kirin Brewery Co. Ltd.............................      117
 +33,000  Kobe Steel Ltd....................................       78
  11,000  Komatsu Ltd.......................................       84
  16,000  Kubota Corp.......................................      102
  11,000  Kumagai Gumi Co. Ltd..............................       46
   6,000  Kyowa Hakko Kogyo.................................       58
  16,000  Marubeni Corp.....................................       81
   5,000  Marui Co..........................................       80
  17,000  Matsushita Electric Industries Ltd................      265
  15,000  Mitsubishi Corp...................................      171
  20,000  Mitsubishi Electric Corp..........................      141
  12,000  Mitsubishi Estate Co. Ltd.........................      135
  44,000  Mitsubishi Heavy Industries Ltd...................      299
  16,000  Mitsubishi Kasei Co...............................       68
  11,000  Mitsubishi Materials Corp.........................       49
  11,000  Mitsubishi Trust and Banking Corp.................      156
  16,000  Mitsui & Co.......................................      125
 +11,000  Mitsui Engineering & Shipbuilding Co. Ltd.........       24
   9,000  Mitsui Fudosan Co. Ltd............................      103
  11,000  Mitsukoshi........................................       79
   1,200  Mochida Pharmaceutical Co. Ltd....................       18
  16,000  NEC Corp..........................................      175
   6,000  NGK Insulators Ltd................................       54
   5,000  Nippon Denso Co. Ltd..............................       91
  11,000  Nippon Express Co. Ltd............................      100
                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------
   6,000  Nippon Fire & Marine Insurance Co.................  $    38
   5,000  Nippon Light Metal Co.............................       23
   5,000  Nippon Meat Packers...............................       73
  16,000  Nippon Oil Co.....................................      101
  11,000  Nippon Paper Industries Co........................       71
  41,000  Nippon Steel Corp.................................      133
  16,000  Nippon Yusen Kabushiki Kaisha.....................       90
  21,000  Nissan Motor Co. Ltd..............................      134
 +32,000  NKK Corp..........................................       75
  17,000  Nomura Securities Co. Ltd.........................      297
  11,000  Obayashi Corp.....................................       85
  11,000  Odakyu Electric Railway Co........................       80
  11,000  Oji Paper Ltd.....................................      106
  33,000  Osaka Gas Co......................................      122
   6,000  Penta-Ocean Construction..........................       38
   1,000  Rohm Co...........................................       52
  27,000  Sakura Bank.......................................      282
   4,600  Sankyo Co. Ltd....................................      107
  16,000  Sanyo Electric Co. Ltd............................       79
   1,000  Secom Co..........................................       63
   1,300  Sega Enterprises..................................       46
   5,000  Sekisui House Ltd.................................       62
   3,000  Seven-Eleven Japan................................      215
  11,000  Sharp Corp........................................      145
   5,000  Shin-Etsu Chemical Co.............................       88
   8,000  Shinizu Corp......................................       77
   2,000  Shiseido Co. Ltd..................................       22
  11,000  Shizuoka Bank.....................................      137
 +11,000  Showa Denko K.K...................................       32
   3,000  Sony Corp.........................................      144
  28,000  Sumitomo Bank.....................................      485
  22,000  Sumitomo Chemical Co..............................       86
  11,000  Sumitomo Corp.....................................      100
   7,000  Sumitomo Electric Industries......................       83
   2,000  Sumitomo Forestry.................................       33
  38,000  Sumitomo Metal Industries.........................       99
   5,000  Sumitomo Metal Mining Co..........................       37
   6,000  Sumitomo Osaka Cement Co. Ltd.....................       22
  11,000  Taisei Corp., Ltd.................................       65
  11,000  Takeda Chemical Industries........................      145
  11,000  Teijin Ltd........................................       53
  11,000  Tobu Railway Co...................................       69
  17,000  Tokai Bank........................................      188
  16,000  Tokio Marine & Fire Industries....................      183
   3,000  Tokyo Dome Corp...................................       46
  12,100  Tokyo Electric Power Co...........................      371
   2,000  Tokyo Electron Ltd................................       68
  33,000  Tokyo Gas Co......................................      130
  11,000  Tokyu Corp........................................       70
   8,000  Toppan Printing Co. Ltd...........................      105
  16,000  Toray Industries, Inc.............................       99
   5,000  Toto Ltd..........................................       71
  11,000  Toyobo Ltd........................................       36
  25,000  Toyota Motor Corp.................................      495
 +11,000  Ube Industries Ltd................................       38
  11,000  Yamaichi Securities...............................       59
   5,000  Yamanuchi Pharmaceutical Co.......................      112
  11,000  Yasuda Trust & Banking............................       72
                                                              -------
                                                               14,712
                                                              -------
NETHERLANDS (4.0%)
   5,718  ABN-Amro Holdings N.V.............................      221
   1,350  Akzo Nobel........................................      161
  11,500  Elsevier N.V......................................      136
   1,100  Heineken N.V......................................      166
     578  Hoogovens N.V.....................................       23

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

NETHERLANDS (CONT.)
   5,058  Internationale Nederlanden Groep N.V..............  $   280
  +1,450  KLM Royal Dutch Airlines N.V......................       47
   2,200  Koninklijke Ahold N.V.............................       79
   8,700  Koninklijke PTT Nederland N.V.....................      313
     400  Nedlloyd Groep N.V................................       14
   1,800  N.V. Koninklijke KNP BT...........................       54
   5,800  Phillips Electronics N.V..........................      246
   9,400  Royal Dutch Petroleum Co..........................    1,148
     531  Stork N.V.........................................       14
   2,800  Unilever N.V......................................      364
   1,233  Wolters Kluwer N.V................................      109
                                                              -------
                                                                3,375
                                                              -------
SINGAPORE (3.9%)
  13,000  Amcol Holdings Ltd................................       38
  35,000  City Developments Ltd.............................      214
  10,000  Cycle & Carriage Ltd..............................       89
  37,000  DBS Land Ltd......................................      116
  29,000  Development Bank of Singapore.....................      330
   9,000  First Capital Corp................................       28
  11,000  Fraser & Neave Ltd................................      127
  28,000  Hai Sun Hup Group Ltd.............................       17
  19,000  Hotel Properties Ltd..............................       34
   8,000  Inchcape Bhd......................................       26
   5,000  Jurong Shipyard Ltd...............................       36
  23,000  Keppel Corp.......................................      188
  12,000  NatSteel Ltd......................................       25
  36,000  Neptune Orient Lines Ltd..........................       42
  39,000  Oversea-Chinese Banking Corp......................      432
   7,000  Overseas Union Enterprise Ltd.....................       43
  14,000  Parkway Holdings Ltd..............................       34
   2,000  Robinson & Co. Ltd................................        8
   8,000  Shangri-La Hotel Ltd..............................       32
  58,000  Singapore Airlines Ltd. (Foreign).................      535
  15,600  Singapore Press Holdings (Foreign)................      233
  27,000  Straits Steamship Land Ltd........................       94
  18,000  Straits Trading Co. Ltd...........................       45
  71,000  United Industrial Corp. Ltd.......................       68
  40,000  United Overseas Bank Ltd..........................      378
                                                              -------
                                                                3,212
                                                              -------
SPAIN (3.4%)
     400  Acerinox S.A......................................       49
   4,200  Argentaria S.A....................................      155
   6,800  Autopistas Concesionaria Espanola S.A.............       66
   8,100  Banco Bilbao Vizcaya (Registered).................      234
   5,300  Banco Central Hispanoamericano S.A................      112
  +3,466  Banco Espanol de Credito S.A......................       24
   5,200  Banco Santander S.A...............................      205
     700  Corporacion Financiera Alba S.A...................       36
     900  Corporacion Mapfre CIA Internacional de Reaseguros
            S.A.............................................       45
   2,600  Dragados & Construcciones S.A.....................       38
   1,950  Ebro Agricolas, Compania de Alimentacion S.A......       20
   8,900  Empresa Nacional de Electricidad S.A..............      440
    +317  Energia e Indsutrias Aragonesas...................        2
   3,500  Ercros S.A........................................        4
     850  Fabricacion de Automoviles Renault de Espana
            S.A.............................................       25
     500  Fomento de Construcciones y Contratas S.A.........       43
   1,300  Gas Natural SDG 'E'...............................      155
     200  Gines Navarro Construction Co.....................        3
  30,300  Iberdrola S.A.....................................      228
     125  Inmobiliaria Metropolitana Vasco Central S.A......        4
                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------
     400  Portland Vaderrivas S.A...........................  $    27
  10,800  Repsol S.A........................................      340
   1,300  Tabacalera S.A. 'A'...............................       49
  31,800  Telefonica de Espana..............................      410
  10,500  Union Electrica Fenosa S.A........................       49
  +1,400  Uralita S.A.......................................       17
   1,550  Vallehermoso S.A..................................       26
   1,000  Viscofan Industria Navarra De Envolturas
            Celulosicas S.A.................................       15
     300  Zardoya-Otis S.A..................................       31
                                                              -------
                                                                2,852
                                                              -------
SWITZERLAND (2.0%)
     +25  Adia S.A. (Bearer)................................        5
      25  Alusuisse-Lonza Holding AG (Bearer)...............       16
      50  Alusuisse-Lonza Holding AG (Registered)...........       31
      60  BBC Brown Boveri AG (Bearer)......................       62
      30  Ciba-Geigy AG (Bearer)............................       22
     160  Ciba-Geigy AG (Registered)........................      117
     800  CS Holding AG (Registered)........................       73
      10  Georg Fischer AG (Bearer).........................       14
      45  Holderbank Financiere Glaris AG (Bearer)..........       37
      30  Merkur Holding AG (Registered)....................        9
     250  Nestle S.A. (Registered)..........................      260
      10  Roche Holding AG (Bearer).........................      111
      45  Roche Holding AG-Genusshein.......................      290
      10  SGS Societe Generale de Surveillance Holding S.A.
            (Bearer)........................................       18
      25  SMH AG (Bearer)...................................       16
     100  SMH AG (Registered)...............................       14
     225  Sandoz AG (Registered)............................      155
     100  Schweizerische Rueckversicherungs-Gesellschaft
            (Registered)....................................       77
      25  Sulzer AG (Registered)............................       17
     150  Swiss Bank Corp. (Bearer).........................       53
     250  Swiss Bank Corp. (Registered).....................       44
     +25  SwissAir AG (Registered)..........................       17
     140  Union Bank of Switzerland (Bearer)................      145
     150  Union Bank of Switzerland (Registered)............       33
      50  Zurich Versicherungs-Gesellschaft (Registered)....       63
                                                              -------
                                                                1,699
                                                              -------
UNITED KINGDOM (8.7%)
  17,900  Abbey National plc ...............................      133
  13,000  Argyll Group plc .................................       69
  12,600  Arjo Wiggins Appleton plc ........................       52
   5,100  Associated British Foods plc .....................       54
  14,900  Barclays plc .....................................      160
   9,400  Bass plc .........................................       90
  30,675  BAT Industries plc ...............................      235
   6,000  BICC plc .........................................       28
  11,000  Blue Circle Industries plc .......................       49
   5,400  BOC Group plc ....................................       69
  11,000  Boots Co. plc ....................................       89
   5,000  Bowater plc ......................................       38
   7,600  BPB Industries plc ...............................       38
   4,400  British Aerospace plc ............................       39
  10,300  British Airways plc ..............................       68
  50,300  British Gas plc ..................................      232
  54,900  British Petroleum Co. plc ........................      393
  19,500  British Steel plc ................................       53
  59,600  British Telecommunications plc ...................      372
  37,200  BTR plc ..........................................      189
   2,518  Burmah Castrol plc ...............................       36
  22,300  Cable & Wireless plc .............................      153

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

UNITED KINGDOM (CONT.)
  10,600  Cadbury Schweppes plc ............................  $    77
   6,900  Caradon plc ......................................       26
   7,714  Coats Viyella plc ................................       23
   4,585  Commercial Union plc .............................       43
   4,400  Courtaulds plc ...................................       31
   3,100  De La Rue plc ....................................       46
   4,800  Eastern Group plc ................................       50
  11,100  Forte plc ........................................       40
   6,200  General Accident plc .............................       57
  33,600  General Electric plc .............................      164
   4,764  GKN plc ..........................................       49
  30,900  Glaxo Holdings plc ...............................      372
  24,200  Grand Metropolitan plc ...........................      151
  10,700  Great Universal Stores plc .......................      100
  14,575  Guardian Royal Exchange plc ......................       48
  18,300  Guinness plc .....................................      138
  53,526  Hanson plc .......................................      187
  10,700  Harrisons & Crosfield plc ........................       24
  21,151  HSBC Holdings plc ................................      273
   7,600  Imperial Chemical Industries plc .................       93
  14,991  Ladbroke Group plc ...............................       40
   6,600  Land Securities plc ..............................       64
   9,400  Lasmo plc ........................................       26
  12,674  Lloyds Bank plc ..................................      126
   7,788  Lonrho plc .......................................       18
  30,500  Marks & Spencer plc ..............................      211
   5,000  MEPC plc .........................................       30
  13,500  National Power plc ...............................       96
   5,700  North West Water plc .............................       50
   9,100  Peninsular & Oriental Steam Navigation Co. .......       84
  12,600  Pilkington plc ...................................       35
  22,677  Prudential Corp. plc .............................      121
   4,700  Rank Organisation plc ............................       30
   7,017  Redland plc ......................................       46
   8,300  Reed International plc ...........................      117
  16,500  Reuters Holdings plc .............................      138
   2,800  RMC Group plc ....................................       47
   9,400  Royal Bank of Scotland Group plc .................       64
   7,642  Royal Insurance Holdings plc .....................       38
  12,900  RTZ Corp. plc (Registered) .......................      168
  17,600  Sainsbury (J) plc ................................      124
   7,900  Scottish Power plc ...............................       41
  16,400  Sears plc ........................................       26
   5,200  Sedgwick Group plc ...............................       11
   2,800  S.G. Warburg Group plc ...........................       32
   3,800  Slough Estates plc ...............................       13
  12,800  SmithKline Beecham plc 'A' .......................      116
   3,400  Southern Electricity plc .........................       35
  11,860  Tarmac plc .......................................       21
   6,349  Taylor Woodrow plc ...............................       12
  16,825  Tesco plc ........................................       78
   6,000  Thames Water plc .................................       45
   5,300  Thorne EMI plc ...................................      110
   4,462  TI Group plc .....................................       28
  11,300  Trafalgar House plc ..............................        8
   6,800  Unilever plc .....................................      138
  11,000  Vodafone Group plc ...............................       41
   8,900  Zeneca Group plc .................................      150
                                                              -------
                                                                7,209
                                                              -------
UNITED STATES (32.8%)
   8,400  Abbott Laboratories ..............................      340
   2,700  Aluminum Co. of America ..........................      135
   5,400  American Express Co. .............................      190
   3,700  American Home Products Corp. .....................      286
                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------
   4,100  American International Group, Inc. ...............  $   467
  15,900  American Telephone & Telegraph Co. ...............      845
   5,700  Amoco Corp. ......................................      380
  +2,700  AMR Corp. ........................................      201
   2,000  Atlantic Richfield Co. ...........................      220
   2,700  Automatic Data Processing, Inc. ..................      170
   5,300  Banc One Corp. ...................................      171
   5,300  BankAmerica Corp. ................................      279
   4,900  Bell Atlantic Corp. ..............................      274
   5,700  BellSouth Corp. ..................................      362
   5,300  Boeing Co. .......................................      332
   5,200  Bristol-Myers Squibb Co. .........................      354
   4,500  Campbell Soup Co. ................................      221
     200  Capital Cities/ABC, Inc. .........................       22
   2,700  Caterpillar, Inc. ................................      173
   3,600  Chevron Corp. ....................................      168
   4,400  Chrysler Corp. ...................................      211
   2,700  Chubb Corp. ......................................      216
  +3,600  Cisco Systems, Inc. ..............................      182
   4,300  Citicorp .........................................      249
  11,300  Coca-Cola Co. ....................................      720
   4,800  Columbia/HCA Healthcare Corp. ....................      208
   2,700  Computer Associates International, Inc. ..........      183
   5,300  Consolidated Edison Co. of New York, Inc. ........      156
   2,700  Cooper Industries, Inc. ..........................      107
   2,700  Corning, Inc. ....................................       88
   1,900  CSX Corp. ........................................      143
   1,300  Deere & Co. ......................................      111
   3,900  Dow Chemical Co. .................................      280
   7,800  Du Pont (EI) de Nemours Co. ......................      536
   5,300  Duke Power Co. ...................................      220
   5,300  Eastman Kodak Co. ................................      321
   3,200  Eli Lilly & Co. ..................................      251
   3,500  Enron Corp. ......................................      123
   5,600  Entergy Corp. ....................................      135
  13,100  Exxon Corp. ......................................      925
   5,300  Federal National Mortgage Association ............      500
   5,300  FPL Group, Inc. ..................................      205
   2,000  Gannett Co., Inc. ................................      109
  17,000  General Electric Co. .............................      958
   8,500  General Motors Corp. .............................      399
   2,700  General Motors Corp. 'E' .........................      118
   1,600  General RE Corp. .................................      214
   2,700  Goodyear Tire & Rubber Co. .......................      111
   5,300  Hewlett-Packard Co. ..............................      395
   4,900  H.J. Heinz Co. ...................................      218
   5,200  Home Depot, Inc. .................................      211
   7,900  Intel Corp. ......................................      500
   6,000  International Business Machines Corp. ............      576
   1,800  International Game Technology ....................       28
   2,700  International Paper Co. ..........................      232
   1,500  ITT Corp. ........................................      176
   3,100  J.C. Penney Co., Inc. ............................      149
   6,000  Johnson & Johnson ................................      406
   8,000  Kmart Corp. ......................................      117
   2,700  May Department Stores Co. ........................      112
   6,600  McDonald's Corp. .................................      258
   2,700  Melville Corp. ...................................       93
  13,200  Merck & Co., Inc. ................................      647
  +5,300  Microsoft Corp. ..................................      479
   5,300  Minnesota Mining & Manufacturing Co. .............      303
   4,600  Mobil Corp. ......................................      442
   1,600  Monsanto .........................................      144
   2,700  Morgan (J.P.) & Co., Inc. ........................      189

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

  SHARES                                                        VALUE)
                                                                 (000
---------------------------------------------------------------------
  UNITED STATES (CONT.)
   6,400  Motorola, Inc. ...................................  $   430
   1,100  Nucor Corp. ......................................       59
   5,300  NationsBank Corp. ................................      284
   2,100  Norfolk Southern Corp. ...........................      141
   5,700  Norwest Corp. ....................................      164
  +4,100  Novell, Inc. .....................................       82
  +2,650  Oracle System Corp. ..............................      102
   7,700  Pacific Gas & Electric Co. .......................      223
   8,900  PepsiCo, Inc. ....................................      406
   2,800  Pfizer, Inc. .....................................      259
   8,400  Philip Morris Cos., Inc. .........................      625
   1,700  PPG Industries, Inc. .............................       73
   7,900  Procter & Gamble Co. .............................      568
  +1,400  Promus Co., Inc. .................................       55
   8,000  Public Service Enterprise Group, Inc. ............      222
   5,300  Rockwell International Corp. .....................      242
   2,700  SCE Corp. ........................................       46
   5,100  Schering-Plough Corp. ............................      225
   5,200  Sprint Corp. .....................................      175
   5,300  Sears, Roebuck & Co. .............................      317
   8,000  Southern Co. .....................................      179
   6,000  Southwestern Bell Corp. ..........................      286
   2,700  Suntrust Banks, Inc. .............................      157
   5,300  Texas Utilities Co. ..............................      182
   2,700  The Dun & Bradstreet Corp. .......................      142
   5,300  The Limited, Inc. ................................      117
   5,300  Time Warner, Inc. ................................      218
  +5,300  Toys 'R' Us, Inc. ................................      155
   4,100  Travelers, Inc. ..................................      179
   2,600  Union Pacific Corp. ..............................      144
   1,350  U.S. Healthcare, Inc. ............................       41
     338  U.S. Industries, Inc. ............................        5
   3,000  Viacom, Inc. 'B' .................................      139
  15,900  Wal-Mart Stores, Inc. ............................      425
   5,700  Walt Disney Co. ..................................      317
     800  Wells Fargo & Co. ................................      144
   8,000  Westinghouse Electric Corp. ......................      117
   5,300  Weyerhaeuser Co. .................................      250
   4,800  WMX Technologies, Inc. ...........................      136
                                                              -------
                                                               27,275
                                                              -------
TOTAL COMMON STOCKS (COST $75,752)..........................   80,493
                                                              -------
PREFERRED STOCKS (0.3%)
AUSTRALIA (0.2%)
  27,069  News Corp. Ltd. ..................................      134
                                                              -------
GERMANY (0.0%)
     100  RWE AG ...........................................       27
      20  SAP AG ...........................................       25
                                                              -------
                                                                   52
                                                              -------
ITALY (0.1%)
 +16,000  Fiat S.p.A. ......................................       35
                                                              -------
TOTAL PREFERRED STOCKS (COST $202)..........................      221
                                                              -------
  NO. OF                                                        VALUE
  RIGHTS                                                        (000)
---------------------------------------------------------------------
RIGHTS (0.0%)
AUSTRALIA (0.0%)
 *+2,719  Coca-Cola Amatil Ltd. ............................  $     3
                                                              -------
FRANCE (0.0%)
   *+664  Cie Bancaire S.A. ................................        8
                                                              -------
SPAIN (0.0%)
    +300  Zardoya-Otis S.A. ................................        3
                                                              -------
TOTAL RIGHTS (COST $0)......................................       14
                                                              -------

  NO. OF
   UNITS
--------
UNITS (0.2%)
AUSTRALIA (0.1%)
  +1,622  Westfield Trust ..................................        2
  25,700  Westfield Trust ..................................       45
                                                              -------
                                                                   47
                                                              -------
UNITED KINGDOM (0.1%)
     119  British Aerospace (1 share cumulative loan stock
            plus 1 warrant) ................................        1
  12,400  SmithKline Beecham plc (1 'B' share common plus 1
            preferred share) ...............................      110
                                                              -------
                                                                  111
                                                              -------
TOTAL UNITS (COST $139).....................................      158
                                                              -------

  NO. OF
WARRANTS
--------
WARRANTS (0.0%)
BELGIUM (0.0%)
     +61  Petrofina S.A., expiring 6/3/97 ..................        1
                                                              -------
CANADA (0.0%)
    +121  Trizec Corp., expiring 7/25/99 ...................       --
                                                              -------
HONG KONG (0.0%)
  +2,000  Applied International Holdings Ltd., expiring
            12/30/99 .......................................       --
                                                              -------
ITALY (0.0%)
    +420  R.A.S. S.p.A. Savings Shares, expiring
            12/31/97 .......................................        1
    +880  R.A.S. S.p.A., expiring 11/30/97 .................        4
                                                              -------
                                                                    5
                                                              -------
TOTAL WARRANTS (COST $4)....................................        6
                                                              -------

    FACE
  AMOUNT
   (000)
--------
CONVERTIBLE DEBENTURES (0.0%)
FRANCE (0.0%)
$     29  Sanofi 4.00%, 1/1/00 (COST $18)...................       18
                                                              -------
TOTAL FOREIGN & U.S. SECURITIES (97.4%) (COST $76,115)......   80,910
                                                              -------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                         GLOBAL EQUITY ALLOCATION FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

    FACE
  AMOUNT                                                        VALUE
   (000)                                                        (000)
---------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.4%)
 REPURCHASE AGREEMENT
 UNITED STATES
  $4,465  U.S. Trust 5.90%, dated 6/30/95, due 7/3/95, to be repurchased at $4,467, collateralized by $4,630
            United States Treasury Bills, due 7/27/95,
            valued at $4,612 (COST $4,465)..................  $ 4,465
                                                              -------
TOTAL INVESTMENT IN SECURITIES (COST $80,580)...............   85,375
                                                              -------

FOREIGN CURRENCY (0.1%)
 A$    9  Australian Dollar.................................        6
 BF  478  Belgian Franc.....................................       17
L      3  British Pound Sterling............................        5
 C$    5  Canadian Dollar...................................        4
  DM   1  Deutsche Mark.....................................        1
IL 22,189 Italian Lira......................................       13
Y  2,002  Japanese Yen......................................  $    24
 S$    6  Singapore Dollar..................................        5
 SP  842  Spanish Peseta....................................        7
  CHF  2  Swiss Franc.......................................        1
                                                              -------
TOTAL FOREIGN CURRENCY (COST $83)...........................       83
                                                              -------
TOTAL INVESTMENTS (102.9%) (COST $80,663)...................   85,458
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.9%)...............   (2,412)
                                                              -------
Net Assets (100%)...........................................  $83,046
                                                              -------
                                                              -------

---------------
+                 --
*                 --
ADR               --
NCS               --
RFD               --

---------
+          Non-income producing securities

*          Fair valued securities -- See Note A-1

ADR        American Depositary Receipt

NCS        Non Convertible Shares

RFD        Ranked for Dividends


FORWARD FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of forward foreign currency contracts open at June 30, 1995, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

 CURRENCY                           IN EXCHANGE              NET UNREALIZED
TO DELIVER    VALUE    SETTLEMENT       FOR        VALUE          GAIN
  (000)       (000)       DATE         (000)       (000)          (000)
----------  ---------  -----------  -----------  ---------  -----------------
$    2,616  $   2,616      7/6/95    L   1,660   $   2,642      $      26
IL   2,385          1     7/31/95    $       1           1             --
BF 126,707      4,485     4/30/96    $   4,500       4,500             15
$    2,900      2,900     4/30/96    BF 82,839       2,932             32
 Y 796,000      9,781     4/30/96    $  10,000      10,000            219
            ---------                            ---------          -----
            $  19,783                            $  20,075      $     292
            ---------                            ---------          -----
            ---------                            ---------          -----

BF     --   Belgian Franc
IL     --   Italian Lira
L      --   British Pound Sterling
Y      --   Japanese Yen

--------------------------------------------------------------------------------

     SUMMARY OF FOREIGN & U.S. EQUITY SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                                     VALUE   PERCENT OF
INDUSTRY                                             (000)   NET ASSETS
--------------------------------------------------  -------  -----------
Finance...........................................  $17,388        21.0%
Services..........................................   15,425        18.6
Consumer Goods....................................   15,364        18.5
Energy............................................   10,849        13.1
Capital Equipment.................................    9,650        11.6
Materials.........................................    8,243         9.9
Multi-Industry....................................    3,528         4.2
Mining............................................      463         0.5
                                                    -------         ---
                                                    $80,910        97.4%
                                                    -------         ---
                                                    -------         ---

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

-------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

       FACE
     AMOUNT                                                               VALUE
      (000)                                                               (000)
-------------------------------------------------------------------------------

FIXED INCOME SECURITIES (94.8%)
  AUSTRALIAN DOLLAR (2.5%)
    GOVERNMENT BOND (2.5%)
A$       600 Government of Australia 9.00%, 9/15/04.................    $   422
                                                                      ---------
BRITISH POUND STERLING (5.6%)
  GOVERNMENT BOND (5.6%)
L        600 United Kingdom 8.00%, 12/7/00..........................        946
                                                                      ---------
CANADIAN DOLLAR (3.3%)
  EUROBOND (3.3%)
C$       800 The Export-Import Bank of Japan 7.75%, 10/8/02.........        566
                                                                      ---------
DANISH KRONE (5.0%)
  GOVERNMENT BOND (5.0%)
DK     5,050 Kingdom of Denmark 7.00%, 12/15/04.....................        843
                                                                      ---------
DEUTSCHE MARK (13.4%)
  EUROBONDS (10.9%)
DM      500  Treuhandanstalt 6.25%, 7/29/99.........................        364
        850  Treuhandanstalt 6.875%, 6/11/03........................        609
      1,250  Treuhandanstalt 6.75%, 5/13/04.........................        886
                                                                      ---------
                                                                          1,859
                                                                      ---------
  GOVERNMENT BOND (2.5%)
        600  Bundesrepublik 6.50%, 7/15/03..........................        420
                                                                      ---------
  TOTAL DEUTSCHE MARK...............................................      2,279
                                                                      ---------
FINNISH MARKKA (1.4%)
  GOVERNMENT BOND (1.4%)
FM     1,000 Republic of Finland 9.50%, 3/15/04.....................        244
                                                                      ---------
FRENCH FRANC (5.5%)
  GOVERNMENT BOND (5.5%)
FF     4,800 Government of France O.A.T. 6.75%, 10/25/03............        943
                                                                      ---------
ITALIAN LIRA (3.9%)
  GOVERNMENT BOND (3.9%)
IL  1,220,000 Republic of Italy 8.50%, 8/1/99........................       661
                                                                      ---------
JAPANESE YEN (9.5%)
  EUROBONDS (9.5%)
Y     70,000 Japan Development Bank 6.50%, 9/20/01..................      1,015
     45,000  Republic of Austria 4.75%, 12/20/04....................        611
                                                                      ---------
  TOTAL JAPANESE YEN................................................      1,626
                                                                      ---------
NETHERLANDS GUILDER (5.1%)
  GOVERNMENT BONDS (5.1%)
NG      650  Government of the Netherlands 7.25%, 10/1/04...........        427
        690  Government of the Netherlands 7.00%, 6/15/05...........        444
                                                                      ---------
  TOTAL NETHERLANDS GUILDER.........................................        871
                                                                      ---------
NEW ZEALAND DOLLAR (1.9%)
  GOVERNMENT BONDS (1.9%)
NZ$     250  Government of New Zealand 6.50%, 2/15/00...............        159
        250  Government of New Zealand 8.00%, 4/15/04...............        171
                                                                      ---------
  TOTAL NEW ZEALAND DOLLAR..........................................        330
                                                                      ---------
       FACE
     AMOUNT                                                               VALUE
      (000)                                                               (000)
-------------------------------------------------------------------------------
SPANISH PESETA (3.9%)
  GOVERNMENT BONDS (3.9%)
SP    65,000 Government of Spain 10.25%, 11/30/98...................    $   517
     20,000  Government of Spain 10.30%, 6/15/02....................        154
                                                                      ---------
  TOTAL SPANISH PESETA..............................................        671
                                                                      ---------
SWEDISH KRONA (1.6%)
  GOVERNMENT BONDS (1.6%)
SK     2,000 Government of Sweden 10.25%, 5/5/00....................        272
                                                                      ---------
UNITED STATES DOLLAR (32.2%)
  EUROBOND (1.0%)
$        200 Republic of Italy 6.875%, 9/27/23......................        178
                                                                      ---------
  U.S. GOVERNMENT AND AGENCY OBLIGATIONS (31.2%)
      FEDERAL HOME LOAN MORTGAGE CORPORATION
        497  Gold 9.00%, 3/1/25.....................................        517
        350  Gold TBA 9.00%, 7/1/25.................................        365
                                                                      ---------
                                                                            882
                                                                      ---------
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        247  ARM 7.00%, 1/1/25......................................        252
         97  ARM 7.50%, 1/20/25.....................................        102
        150  TBA 30 Yr 9.00%, 7/15/25...............................        157
                                                                      ---------
                                                                            511
                                                                      ---------
      U.S. TREASURY BONDS
        140  8.875%, 8/15/17........................................        175
         30  8.125%, 8/15/19........................................         35
         20  8.00%, 11/15/21........................................         23
                                                                      ---------
                                                                            233
                                                                      ---------
      U.S. TREASURY NOTES
        475  7.875%, 2/15/96........................................        481
      1,865  7.50%, 11/15/01........................................      2,001
      1,210  6.25%, 2/15/03.........................................      1,213
                                                                      ---------
                                                                          3,695
                                                                      ---------
                                                                          5,321
                                                                      ---------
TOTAL UNITED STATES DOLLAR..........................................      5,499
                                                                      ---------
TOTAL FIXED INCOME SECURITIES (COST $15,661)........................     16,173
                                                                      ---------
SHORT-TERM INVESTMENTS (4.2%)
  DEUTSCHE MARK (0.8%)
    POOLED TIME DEPOSIT (0.8%)
DM      187  ING Bank 4.75%, 7/5/95.................................        135
                                                                      ---------
UNITED STATES DOLLAR (3.4%)
  REPURCHASE AGREEMENT (3.4%)
$        586 U.S. Trust, 5.90%, dated 6/30/95, due 7/3/95, to be
               repurchased at $586, collateralized by $615 U.S.
               Treasury Bills, due 7/27/95, valued at $613..........        586
                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS (COST $721)............................        721
                                                                      ---------
TOTAL INVESTMENTS (99.0%) (COST $16,382)............................     16,894
OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)........................        163
                                                                      ---------
NET ASSETS (100%)...................................................    $17,057
                                                                      ---------
                                                                      ---------

---------------
ARM   --    Adjustable Rate Mortgage
TBA   --    Security is subject to delayed delivery.

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                            GLOBAL FIXED INCOME FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

FORWARD FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of forward foreign currency contracts open at June 30, 1995, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars or foreign currency as indicated below:

CURRENCY
   TO                              IN EXCHANGE
 DELIVER     VALUE    SETTLEMENT       FOR        VALUE     NET UNREALIZED
  (000)      (000)       DATE         (000)       (000)    GAIN(LOSS) (000)
---------  ---------  -----------  -----------  ---------  -----------------
 NG 1,300  $     839     7/13/95    $     821   $     822      $     (17)
 DM 1,000        725      9/6/95    $     701         701            (24)
 DK 2,800        518      9/7/95    $     508         508            (10)
A$    500        354     9/20/95    NZ$   546         362              8
           ---------                            ---------            ---
           $   2,436                            $   2,393      $     (43)
           ---------                            ---------            ---
           ---------                            ---------            ---

A$    --    Australian Dollar
DK    --    Danish Krone
DM    --    Deutsche Mark
NG    --    Netherlands Guilder
NZ$   --    New Zealand Dollar

--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

-------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

                                                                    VALUE
     SHARES                                                         (000)
-------------------------------------------------------------------------
COMMON STOCKS (100.0%)
  AUSTRALIA (0.0%)
    +79,500  Odin Mining & Investment Co. Ltd. ................  $     24
                                                                 --------
  CHINA (2.0%)
    396,000  China Merchants Shokou Port Services 'B' .........       215
   *630,000  Chiwan Petroleum Supply 'B' ......................       230
     30,000  Jilin Chemical Industrial Co. ADR ................       578
    709,800  Jinqiao Export Processing Zone Development Co.
               Ltd. 'B' .......................................       341
  5,519,000  Maanshan Iron & Steel Co. Ltd. ...................     1,155
     59,000  Shandong Huaneng Power Co. Ltd. ..................       450
    568,100  Shanghai Diesel Engine Co. Ltd. 'B' ..............       352
    315,000  Shanghai Erfanji Co. Ltd. 'B' ....................        47
    500,000  Shanghai Industrial Sewing Machine Co. Ltd. ......        92
    215,670  Shanghai Jin Jiang Tower 'B' .....................        69
  1,000,000  Shanghai Narcissus Electric Appliances Industrial
               Co. Ltd. 'B' ...................................       260
      8,800  Shanghai Petrochemical Co. ADR ...................       276
    608,000  Shanghai Phoenix Bicycle 'B' .....................       131
   +221,000  Shanghai Refrigerator Compressor Co. Ltd. 'B' ....        79
    335,500  Shanghai Tire & Rubber 'B' .......................       101
     75,000  Shanghai Yaohua Pilkington Glass 'B' .............        75
     81,400  Shenzhen Chiwan Wharf Holdings 'B' ...............        41
 *1,100,000  Shenzhen North Jainshe Motorcycle ................       533
  3,670,000  Yizheng Chemical Fibre Co. 'H' ...................     1,281
                                                                 --------
                                                                    6,306
                                                                 --------
  HONG KONG (27.2%)
  8,020,000  Charoen Pokphand Co. .............................     2,824
  2,665,000  Cheung Kong Holdings Ltd. ........................    13,191
    593,000  China Light & Power Co. Ltd. .....................     3,050
  1,769,000  Citic Pacific Ltd. ...............................     4,447
 12,056,000  Guangdong Investments Ltd. .......................     6,583
  2,822,000  Harbin Power Equipment Co. .......................       903
    861,000  Hong Kong Electric Holdings ......................     2,926
    628,756  Hong Kong & Shanghai Bank ........................     8,065
  6,030,800  Hong Kong Telecommunications Ltd. ................    11,925
  2,698,000  Hopewell Holdings Ltd. ...........................     2,284
  2,108,000  Hutchison Whampoa Ltd. ...........................    10,189
  1,645,000  New World Development Co. Ltd. ...................     5,474
    430,000  Peregrine Investment Holdings ....................       611
    300,000  Sum Cheong International .........................       171
    601,100  Sun Hung Kai Properties Ltd. .....................     4,447
    795,300  Swire Pacific Ltd. 'A' ...........................     6,064
    972,000  Varitronix International Ltd. ....................     1,702
    554,000  Wharf Holdings Ltd. ..............................     1,808
                                                                 --------
                                                                   86,664
                                                                 --------
  INDIA (0.8%)
     38,000  Grasim Industries Ltd. GDR .......................       912
     49,000  Hindalco Industries Ltd. .........................     1,421
                                                                 --------
                                                                    2,333
                                                                 --------
  INDONESIA (6.6%)
   *300,000  Asiana Imi Industries (Foreign) ..................       128
   *504,000  Bank International Indonesia (Foreign) ...........     1,556
   *770,000  Barito Pacific Timber (Foreign) ..................     1,106
 *5,600,000  Bimantara Citra ..................................     3,143
   *594,000  Charoen Pokphand Co. Ltd.(Foreign) ...............     1,294
   *375,000  Duta Pertiwi (Foreign) ...........................       379
   *462,000  Indocement Tunggal (Foreign) .....................     1,815
   *763,500  Indosat (Foreign) ................................     2,897
   *393,000  Kalbe Farma (Foreign) ............................     1,800
                                                                    VALUE
     SHARES                                                         (000)
-------------------------------------------------------------------------
   *378,500  Kermika Indonesia Associasi (Foreign) ............  $    510
 *1,000,000  Ometraco (Foreign) ...............................       719
   *962,400  Sona Topas Tourism Industry (Foreign) ............     1,296
   *311,000  Sorini Corp. (Foreign) ...........................     1,487
 *1,375,000  Ultra Jaya Milk IDR (Foreign) ....................     1,235
   *679,000  United Tractors (Foreign) ........................     1,448
                                                                 --------
                                                                   20,813
                                                                 --------
  KOREA (3.6%)
     49,560  Hyundai Engineering & Construction Co. ...........     2,307
     40,000  Korea Electric Power .............................     1,498
      *+900  Korea Mobile Telecommunications Corp. ............       949
     69,600  Pohang Iron & Steel Ltd. .........................     2,053
    *11,870  Samsung Electronics Co. ..........................     2,445
    #10,000  Samsung Electronics Co. GDR (New) ................       962
       #991  Samsung Electronics Co. GDS ......................        71
    #23,958  Samsung Electronics Co. GDS (Euro 1/2
               non-voting).....................................     1,264
                                                                 --------
                                                                   11,549
                                                                 --------
  MALAYSIA (21.9%)
    758,000  Bandar Raya Developments Bhd. ....................     1,648
    822,000  Genting Bhd. .....................................     8,126
    794,000  Land & General Bhd. ..............................     2,654
    420,000  Magnum Corp. Bhd. ................................       982
  1,495,500  Malayan Banking Bhd. .............................    11,839
  1,038,000  Malaysian International Shipping (Foreign) .......     3,044
  1,317,000  Malaysian Resources Corp. Bhd. ...................     2,323
    479,000  Mulpha International Bhd. ........................       582
  2,570,000  Renong Bhd. ......................................     4,786
  1,215,000  Resorts World Bhd. ...............................     7,127
    650,000  Sime Darby Bhd. ..................................     1,813
  1,024,000  Tan & Tan Development ............................     1,277
    233,000  Tanjong plc ......................................       803
   +564,000  Technology Resources Industries ..................     1,619
  1,171,000  Telekom Malaysia Bhd. ............................     8,886
  1,264,000  Tenaga Nasional Bhd. .............................     5,159
    460,000  Time Engineering Bhd. ............................     1,547
    864,000  United Engineers Bhd. ............................     5,493
                                                                 --------
                                                                   69,708
                                                                 --------
  PAKISTAN (0.2%)
      7,200  Pakistan Telecommunications ......................       731
                                                                 --------
  PHILIPPINES (5.9%)
   +321,200  Aboitiz Equity Ventures ..........................        65
    860,600  Ayala Corp. 'B' ..................................       960
  1,408,125  Ayala Land, Inc. 'B' .............................     1,626
  #+289,440  Benpres Holdings Corp. GDR .......................     2,460
  7,638,000  JG Summit Holding 'B' ............................     2,273
    402,465  Manilla Electric 'B' .............................     3,231
  4,981,500  Petron Corp. .....................................     3,218
     15,500  Philippine Long Distance Telephone Co. ...........     1,108
      9,800  Philippine Long Distance Telephone Co. ADR .......       703
     59,678  Philippine National Bank 'B' .....................       695
  *+228,000  Pilipino Telephone Corp. .........................       179
    289,380  San Miguel Corp. 'B' .............................     1,201
 +4,304,300  SM Prime Holdings, Inc. ..........................     1,180
                                                                 --------
                                                                   18,899
                                                                 --------
  SINGAPORE (14.8%)
    260,000  British-American Tobacco .........................     1,186
    871,800  City Developments Ltd. ...........................     5,334

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                               ASIAN GROWTH FUND

-------------------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                    VALUE
     SHARES                                                         (000)
-------------------------------------------------------------------------
  SINGAPORE (CONT.)
    749,000  DBS Land Ltd. ....................................  $  2,347
    421,500  Development Bank of Singapore ....................     4,796
    237,000  Fraser & Neave Ltd. ..............................     2,730
     87,500  Jurong Engineering Ltd. ..........................       513
    658,000  Keppel Corp. .....................................     5,368
    696,666  Oversea-Chinese Banking Corp. ....................     7,727
    195,000  Overseas Union Bank Ltd. .........................     1,228
    391,000  Sembawang Corp. Ltd. .............................     2,378
    115,000  Singapore Airlines Ltd. (Foreign) ................     1,062
    200,400  Singapore Press Holdings (Foreign) ...............     2,997
  1,964,000  Singapore Technologies Industrial Corp. ..........     2,979
    400,000  Straits Steamship Land Ltd. ......................     1,385
    561,000  Straits Trading Co. Ltd. .........................     1,405
    397,000  United Overseas Bank Ltd. ........................     3,750
                                                                 --------
                                                                   47,185
                                                                 --------
  TAIWAN (2.4%)
   +612,000  Advanced Semiconductor Engineering, Inc. .........     1,777
   +738,000  Taiwan Semiconductor Co. .........................     3,586
   +445,000  United Micro Electronics Corp. Ltd. ..............     2,283
                                                                 --------
                                                                    7,646
                                                                 --------
  THAILAND (14.6%)
     24,300  Advanced Information Services Co. Ltd. ...........       360
     69,800  Advanced Information Services Co. Ltd.
               (Foreign) ......................................     1,035
    677,300  Bangkok Bank Co. Ltd. (Foreign) ..................     7,463
    144,300  Charoen Pokphand Feedmill Co. Ltd. (Foreign) .....       859
     13,800  Charoen Popkhand Feedmill Co. Ltd. ...............        84
    752,044  Finance One Co. Ltd. (Foreign) ...................     5,545
    239,400  International Engineering Co. ....................     1,794
     69,400  Land & House Co. Ltd. (Foreign) ..................     1,462
    207,800  National Finance & Securities Co. Ltd.
               (Foreign) ......................................     1,027
    201,600  Phatra Thanakit Co. Ltd. (Foreign) ...............     1,682
     96,000  Shinawatra Computer Co. Ltd. .....................     2,380
     53,000  Siam Cement Co. Ltd. (Foreign) ...................     3,384
    315,500  Siam Commercial Bank Co. Ltd. ....................     3,016
  1,500,000  Telecomasia Co. Ltd. (Foreign) ...................     5,621
    511,200  Thai Farmer's Bank Co. ...........................     4,887
    466,400  Thai Telephone & Telecommunications ..............     3,817
     92,000  United Communication Industry (Foreign) ..........     1,386
    403,000  Wongpaitoon Footwear Co. Ltd. (Foreign) ..........       620
                                                                 --------
                                                                   46,422
                                                                 --------
TOTAL COMMON STOCKS (COST $289,705)............................  318,280
                                                                 --------

     NO. OF                                                         VALUE
     RIGHTS                                                         (000)
-------------------------------------------------------------------------
RIGHTS (0.0%)
  INDONESIA (0.0%)
  *+400,000  Ometraco, expiring 8/29/95 .......................  $     --
                                                                 --------
*+1,924,800  Sona Topas Tourism Industry, expiring 7/13/95 ....        --
                                                                 --------
TOTAL RIGHTS (COST $0).........................................        --
                                                                 --------
     NO. OF
      UNITS
-----------
UNITS (0.1%)
  INDIA (0.1%)
     34,000  SIV Industries Ltd. (3 GDR's + 1 Warrant) (COST
               $649) ..........................................       357
                                                                 --------
     NO. OF
   WARRANTS
-----------
WARRANTS (0.0%)
  THAILAND (0.0%)
  *+132,200  National Finance & Securities Co. Ltd., expiring
               11/15/99 (COST $0) .............................        --
                                                                 --------
TOTAL FOREIGN SECURITIES (100.1%) (COST $290,354)..............   318,637
                                                                 --------
       FACE
     AMOUNT
      (000)
-----------
SHORT-TERM INVESTMENT (0.3%)
  REPURCHASE AGREEMENT
  UNITED STATES
$        883 U.S. Trust, 5.90%, dated 6/30/95, due 7/3/95, to
               be repurchased at $883, collateralized by $920
               United States Treasury Bills, due 7/27/95,
               valued at $916 (COST $883) .....................       883
                                                                 --------
TOTAL INVESTMENT IN SECURITIES (COST $291,237).................  319,520
                                                                 --------
FOREIGN CURRENCY (0.0%)
HK$     213  Hong Kong Dollar .................................        27
 MYR      4  Malaysian Ringgit ................................         2
S$        70 Singapore Dollar .................................        50
T$       519 Taiwan Dollar ....................................        20
                                                                 --------
TOTAL FOREIGN CURRENCY (COST $99)..............................  99
                                                                 --------
TOTAL INVESTMENTS (100.4%) (COST $291,336).....................  319,619
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)..................   (1,455)
                                                                 --------
NET ASSETS (100%)..............................................  $318,164
                                                                 --------
                                                                 --------

---------------
+      --  Non income producing securities
*      --  Fair valued securities -- See Note A-1
#      --  144A Security -- Certain conditions for public
           sale may exist
ADR    --  American Depositary Receipt
GDR    --  Global Depositary Receipt
GDS    --  Global Depositary Shares
IDR    --  International Depositary Receipt

--------------------------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

INDUSTRY                                   VALUE        PERCENTAGE OF
-----------------------------------        (000)           NET ASSETS
                                        --------     ----------------
Banking............................     $ 56,141              17.6   %
Real Estate........................       51,417              16.2
Telecommunications.................       40,699              12.8
Services...........................       39,294              12.3
Multi-Industry.....................       34,572              10.9
Capital Equipment..................       30,291               9.5
Materials..........................       21,128               6.6
Energy.............................       18,974               6.0
Consumer Goods.....................       15,244               4.8
Financial Services.................       10,877               3.4
                                        --------             -----
                                        $318,637             100.1   %
                                        --------             -----
                                        --------             -----

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

-------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

COMMON STOCKS (91.8%)
  AEROSPACE (3.1%)
  24,400  AAR Corp..........................................  $   436
  10,800  Thiokol Corp......................................      327
  45,200  United Industrial Corp............................      322
                                                              -------
                                                                1,085
                                                              -------
  BANKING (9.4%)
  12,700  First Security Corp...............................      356
  16,000  Greenpoint Financial Corp.........................      378
  12,700  Onbankcorp., Inc..................................      360
  22,000  Peoples Heritage Financial Group, Inc.............      330
  11,200  Standard Federal Bank.............................      377
  18,120  Summit Bancorp., Inc..............................      385
   9,000  Union Bank of San Francisco.......................      380
  13,000  Union Planters Corp...............................      348
  14,000  Washington Mutual, Inc............................      328
                                                              -------
                                                                3,242
                                                              -------
  BUILDING (3.3%)
  10,200  Ameron, Inc.......................................      370
  31,000  Gilbert Associates, Inc. 'A'......................      403
  15,200  Pratt & Lambert, Inc..............................      355
                                                              -------
                                                                1,128
                                                              -------
  CAPITAL GOODS (2.8%)
  13,600  Binks Manufacturing Corp..........................      345
  19,400  Cascade Corp......................................      310
  13,900  Starret (L.S.) Co. 'A'............................      315
                                                              -------
                                                                  970
                                                              -------
  CHEMICALS (3.8%)
  20,400  Aceto Corp........................................      301
  16,500  Dexter Corp.......................................      390
  14,700  LeaRonal, Inc.....................................      310
  18,400  Quaker Chemical Corp..............................      299
                                                              -------
                                                                1,300
                                                              -------
  COMMUNICATIONS (1.1%)
  18,500  Comsat Corp.......................................      363
                                                              -------
  CONSUMER--DURABLES (3.1%)
  17,900  Arvin Industries, Inc.............................      400
  23,320  Knape & Vogt Manufacturing Co.....................      350
  21,000  Oneida Ltd........................................      310
                                                              -------
                                                                1,060
                                                              -------
  CONSUMER--RETAIL (6.3%)
  19,200  CPI Corp..........................................      367
   4,620  Dave & Busters, Inc...............................       92
  27,100  Deb Shops, Inc....................................       88
  23,100  Edison Brothers Stores............................      277
  14,300  Guilford Mills, Inc...............................      348
  29,000  Ross Stores, Inc..................................      341
   9,100  Springs Industries, Inc. 'A'......................      339
  33,000  Venture Stores, Inc...............................      326
                                                              -------
                                                                2,178
                                                              -------
  CONSUMER--STAPLES (4.0%)
   9,798  Block Drug Co. 'A'................................      331
  19,000  Coors (Adolph) 'B'................................      311
  15,300  International Multifoods Corp.....................      344
  23,400  Nash Finch Co.....................................      380
                                                              -------
                                                                1,366
                                                              -------
ENERGY (2.0%)
  13,700  Diamond Shamrock, Inc.............................  $   353
  13,800  Ultramar Corp.....................................      348
                                                              -------
                                                                  701
                                                              -------
FINANCIAL--DIVERSIFIED (3.2%)
  10,900  FINOVA Group, Inc.................................      381
   8,100  GATX Corp.........................................      382
  22,900  Manufactured Home Communities, Inc................      352
                                                              -------
                                                                1,115
                                                              -------
HEALTH CARE (4.0%)
  12,700  Beckman Instruments, Inc..........................      354
  19,000  Bindley Western Industries, Inc...................      301
  52,600  Kinetic Concepts, Inc.............................      375
  18,500  United Wisconsin Services, Inc....................      370
                                                              -------
                                                                1,400
                                                              -------
INDUSTRIAL (5.6%)
   9,500  American Filtrona Corp............................      280
   6,900  Barnes Group, Inc.................................      278
  28,100  Gencorp, Inc......................................      302
  28,100  Kaman Corp. 'A'...................................      358
  27,600  Zero Corp.........................................      414
  15,700  Zurn Industries Inc...............................      314
                                                              -------
                                                                1,946
                                                              -------
INSURANCE (5.3%)
  12,100  Argonaut Group, Inc...............................      384
  20,000  Enhance Financial Services Group..................      387
  15,600  Provident Life & Accident Insurance Co............      363
  10,600  Selective Insurance Group, Inc....................      350
   8,900  US Life Corp......................................      358
                                                              -------
                                                                1,842
                                                              -------
METALS (2.2%)
   5,300  Carpenter Technology Corp.........................      361
  10,300  Cleveland-Cliffs Iron Co..........................      397
                                                              -------
                                                                  758
                                                              -------
PAPER & PACKAGING (3.0%)
  11,300  Ball Corp.........................................      394
   7,700  Potlatch Corp.....................................      321
  18,600  Sealright Co., Inc................................      312
                                                              -------
                                                                1,027
                                                              -------
SERVICES (11.0%)
  15,400  ABM Industries, Inc...............................      356
  15,600  Angelica Corp.....................................      390
  19,300  Bowne & Co........................................      331
  22,200  Cross A.T. Co. 'A'................................      330
  28,900  Handleman Co......................................      278
  37,500  Jackpot Enterprises, Inc..........................      380
  11,400  National Service Industries, Inc..................      329
  17,100  New England Business Services, Inc................      338
  40,500  Piccadilly Cafeterias, Inc........................      354
  26,500  Russ Berrie & Co., Inc............................      368
   9,200  Wallace Computer Services, Inc....................      353
                                                              -------
                                                                3,807
                                                              -------
TECHNOLOGY (9.7%)
  18,000  Augat, Inc........................................      369
   6,900  Avnet, Inc........................................      334
  35,000  Core Industries, Inc..............................      376

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              AMERICAN VALUE FUND

-------------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                VALUE
  SHARES                                                        (000)
---------------------------------------------------------------------

  TECHNOLOGY (CONT.)
  15,400  Cubic Corp........................................  $   346
  21,000  Gerber Scientific, Inc............................      352
  15,000  Joslyn Corp.......................................      394
  13,100  MTS Systems Corp..................................      354
  20,900  National Computer Systems, Inc....................      434
  18,500  Scitex Corp.......................................      398
                                                              -------
                                                                3,357
                                                              -------
TRANSPORTATION (2.3%)
  18,600  Overseas Shipholding Group, Inc...................      386
  17,800  SkyWest, Inc......................................      403
                                                              -------
                                                                  789
                                                              -------
UTILITIES (6.6%)
  13,600  Central Hudson Gas & Electric Corp................      367
   8,500  Commonwealth Energy Systems.......................      321
  11,000  Eastern Entreprises...............................      329
  17,100  Oneok, Inc........................................      366
   9,400  Orange & Rockland Utilities, Inc..................      317
   6,500  SJW Corp..........................................      233
  20,600  Washington Water Power Co.........................      330
                                                              -------
                                                                2,263
                                                              -------
TOTAL COMMON STOCKS (COST $29,742)..........................   31,697
                                                              -------

    FACE
  AMOUNT                                                        VALUE
   (000)                                                        (000)
---------------------------------------------------------------------
SHORT-TERM INVESTMENT (7.7%)
  REPURCHASE AGREEMENT
$   2,677 U.S. Trust 5.90%, dated 6/30/95, due 7/3/95, to be
            repurchased at $2,678, collateralized by $2,695
            United States Treasury Bills, due 7/20/95,
            valued at $2,687 (COST $2,677)..................  $ 2,677
                                                              -------
TOTAL INVESTMENTS (99.5%) (COST $32,419)....................  34,374
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)................      168
                                                              -------
NET ASSET VALUE (100%)......................................  $34,542
                                                              -------
                                                              -------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

---------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

        FACE
      AMOUNT                                                         VALUE
       (000)                                                         (000)
--------------------------------------------------------------------------
FIXED INCOME SECURITIES (100.0%)
  CORPORATE BONDS (23.9%)
    UNITED STATES (23.9%)
$        500  AES Corp. 9.75%, 6/15/00 .........................  $    511
         500  Armco, Inc. 9.375%, 11/1/00 ......................       481
       ++200  Columbia Gas Systems, Inc. 10.50%, 6/1/12 ........       292
         500  Comcast Corp. 9.50%, 1/15/08 .....................       501
       1,000  Marcus Cable Co. 0.00% to 6/15/00, 14.25% to
                12/15/05 .......................................       533
         500  Owens Illinois, Inc. 10.50%, 6/15/02 .............       519
         300  Plastic Specialties & Technologies, Inc. 11.25%,
                12/1/03 ........................................       282
         500  Primark Corp. 8.75%, 10/15/00 ....................       488
         500  Sherritt, Inc. 10.50%, 3/31/14 ...................       486
        #350  Six Flags Theme Park, Inc. 0.00% to 6/15/98,
                12.25% to 6/1/05 ...............................       254
         500  Tracor, Inc. 10.875%, 8/15/01 ....................       513
         518  Trump Taj Mahal PIK 11.35%, 11/15/99 .............       411
         500  Viacom International Subordinate Note 8.00%,
                7/7/06 .........................................       487
        #150  Weirton Steel 10.75%, 6/1/05 .....................       142
         500  Westpoint Stevens, Inc. 9.375%, 12/15/05 .........       484
                                                                  --------
  TOTAL CORPORATE BONDS (COST $6,286)...........................     6,384
                                                                  --------
  EUROBONDS (57.8%)
    ARGENTINA (1.3%)
        #400  Transport de Gas del Sur 7.75%, 12/23/98 .........       354
                                                                  --------
    BRAZIL (27.5%)
       1,300  Ceval Overseas Ltd. 10.75%, 7/11/96 ..............     1,300
      #1,000  Compania Brasil de Projertos 12.50%, 12/22/97 ....       972
      +++780  Federal Republic of Brazil 'C' Bond PIK 8.00%,
                4/15/14 ........................................       385
    +++2,000  Federal Republic of Brazil New Money Bond 7.31%,
                4/15/09 ........................................     1,078
      #1,000  Iochpe Maxion S.A. 12.375%, 11/8/02 ..............       880
       1,500  Klabin Fabricadora Papel 10.00%, 12/20/01 ........     1,357
       1,750  Minas Gerais 'B' 8.25%, 2/10/00 ..................     1,365
                                                                  --------
                                                                     7,337
                                                                  --------
    BULGARIA (4.7%)
    +++3,000  Bulgaria IAB 7.56%, 7/28/11 ......................     1,268
                                                                  --------
    ECUADOR (4.2%)
    +++2,250  Republic of Ecuador 7.25%, 2/28/25 ...............     1,119
                                                                  --------
    MEXICO (9.4%)
       1,500  Cemex S.A. 8.875%, 6/10/98 .......................     1,297
        #200  Cemex S.A. 9.50%, 9/20/01 ........................       156
         500  Empresas La Moderna 10.25%, 11/12/97 .............       455
        #216  MC-Cuernavaca Trust 9.25%, 7/25/01 ...............       158
         750  Mexico Par Bond 'B' (Value Recovery Rights
                Attached) 6.25%, 12/31/19 ......................       457
                                                                  --------
                                                                     2,523
                                                                  --------
    NIGERIA (5.0%)
       3,000  Central Bank of Nigeria (Warrants Attached) 6.25%,
                11/15/20 .......................................     1,328
                                                                  --------
    VENEZUELA (5.7%)
    +++3,000  Republic of Venezuela 'B' (Oil Warrants Attached)
                6.75%, 3/31/20 .................................     1,511
                                                                  --------
        FACE
      AMOUNT                                                         VALUE
       (000)                                                         (000)
--------------------------------------------------------------------------
  TOTAL EUROBONDS (COST $15,585)................................  $ 15,440
                                                                  --------
  LOAN AGREEMENTS (8.9%)
    MOROCCO (2.2%)
$   p+++1,000 Kingdom of Morocco Restructuring and Consolidation
                Agreement 'A' 1990 7.38%, 1/1/09 (Participation:
                Salomon Brothers)...............................       589
                                                                  --------
    RUSSIA (6.7%)
  ++/+++5,500 Bank for Foreign Economic Affairs.................     1,787
                                                                  --------
  TOTAL LOAN AGREEMENTS (COST $2,316) ..........................     2,376
                                                                  --------
  YANKEE BONDS (9.4%)
    ARGENTINA (1.2%)
        #350  Bridas Corp. 12.50%, 11/15/99 ....................       313
                                                                  --------
    INDONESIA (0.6%)
         150  Polysindo Eka Perkasa 13.00%, 6/15/01 ............       152
                                                                  --------
    MEXICO (5.9%)
      #1,500  Petro Mexicanos 8.625%, 12/1/23 ..................     1,018
         800  Tolmex S.A. 8.375%, 11/1/03 ......................       566
                                                                  --------
                                                                     1,584
                                                                  --------
    UNITED STATES (1.7%)
         500  Algoma Steel, Inc. 12.375%, 7/15/05 ..............       460
                                                                  --------
  TOTAL YANKEE BONDS (COST $2,552) .............................     2,509
                                                                  --------
TOTAL FIXED INCOME SECURITIES (COST $26,739) ...................    26,709
                                                                  --------

      NO. OF
       UNITS
------------
UNITS (0.4%)
  UNITED STATES (0.4%)
        #100  Gulf States Steel ($1 million 1st Mortgage Note +
                1 Warrant) 13.50%, 4/15/03 (COST $100) .........        97
                                                                  --------

TOTAL INVESTMENTS IN SECURITIES (COST $26,839)..................    26,806
                                                                  --------

        FACE
      AMOUNT
       (000)
------------
SHORT-TERM INVESTMENT (26.2%)
  REPURCHASE AGREEMENT
  UNITED STATES
$       6,983 U.S. Trust 5.90%, dated 6/30/95, due 7/3/95 to be
                repurchased at $6,986, collateralized by $7,235
                U.S. Treasury Bills, due 7/27/95, valued at
                $7,207 (COST $6,983) ...........................     6,983
                                                                  --------
TOTAL INVESTMENTS (126.6%) (COST $33,822).......................    33,789
LIABILITIES IN EXCESS OF OTHER ASSETS (-26.6%)..................    (7,090)
                                                                  --------
NET ASSETS (100%)...............................................  $ 26,699
                                                                  --------
                                                                  --------

---------------

++    --   Non-income producing securities -- in
           default
+++   --   Variable or floating rate securities --
           rate disclosed is as of June 30, 1995.
#     --   144A Security -- Certain conditions for
           public sale may exist.
IAB   --   Interest Arrears Bond
PIK   --   Payment-in-kind. Income may be received
           in additional securities or cash at the
           discretion of the issuer.
p     --   Participation interests were acquired
           through the financial institutions
           indicated parenthetically.

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                           WORLDWIDE HIGH INCOME FUND

---------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

         SUMMARY OF FIXED INCOME SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                                     PERCENT
                                           VALUE      OF NET
INDUSTRY                                   (000)      ASSETS
----------------------------------------  --------   --------
Foreign Government Bonds................  $  7,146        26.8%
Consumer Goods..........................     3,748        14.0
Energy..................................     3,343        12.5
Materials...............................     3,306        12.4
Loan Agreements.........................     2,376         8.9
Capital Equipment.......................     1,904         7.1
Telecommunications......................     1,520         5.7
Metals..................................     1,083         4.1
Services................................     1,153         4.3
Industrial..............................       972         3.6
Finance.................................       158         0.6
                                          --------   --------
                                          $ 26,709       100.0%
                                          --------   --------
                                          --------   --------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

---------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

                                                         VALUE
     SHARES                                              (000)
--------------------------------------------------------------
COMMON STOCKS (60.2%)
  ARGENTINA (8.9%)
      1,851  Banco del Sud Argentina ..............  $      11
   +126,607  Banco del Suquia S.A. 'B' ............        184
        395  Buenos Aires Embotelladora ADR .......         10
     14,900  Capex S.A. 'A' .......................        116
    #22,865  Capex S.A. ADR .......................        352
     23,610  CIADEA (Renault) .....................        115
     13,545  Quilmes Industrial ...................        264
                                                     ---------
                                                         1,052
                                                     ---------
  BRAZIL (18.8%)
 25,550,000  Acesita ..............................        166
     15,119  Brahma ...............................          5
  6,340,820  Cia Energetica de Sao Paulo ..........        207
  1,108,000  Cia Paulista De Forca e Luz ..........         55
  9,400,000  Cia Siderurgica Nacional .............        214
     #6,313  Cemig GDR ............................        123
  1,770,000  Eletrobras ...........................        461
      8,300  Eletrobras ADR .......................        112
    305,000  Light ................................         96
    #15,930  Rhodia-Ster S.A. GDR .................        223
  4,600,000  Telebras .............................        131
      6,300  Telebras ADR .........................        208
  1,303,000  Telesp ...............................        166
     #3,907  Usiminas ADR .........................         43
                                                     ---------
                                                         2,210
                                                     ---------
  CHILE (2.6%)
      7,915  Empresa Nacional de Electricidad
               ADR ................................        210
      5,000  Maderas y Sinteticos S.A. ADR ........         94
                                                     ---------
                                                           304
                                                     ---------
  MEXICO (26.9%)
      9,600  ALFA S.A. de C.V. ....................        117
    +56,800  Apasco S.A. de C.V. ..................        225
     96,270  Banacci 'B' ..........................        148
    106,588  Banacci 'L' ..........................        162
    #24,080  Cemex ADR ............................        164
     19,400  Cemex 'CPO' ..........................         67
     16,150  Empresas ICA Sociedad Controladora
               S.A. de C.V. .......................        166
    186,250  FEMSA 'B' ............................        435
     #4,300  Grupo Carso S.A. ADR .................         47
   +157,000  Grupo Financiero Bancomer 'B' ........         46
    +37,015  Grupo Financiero Bancomer 'L' ........         10
    #49,790  Grupo Financiero Bancomer ADS ........        299
   +107,000  Grupo Financiero Probursa 'C' ........         47
    +12,950  Grupo Mexicano de Desarollo 'B'
               ADR ................................         50
     +5,000  Grupo Simec S.A. de C.V. 'B' ADR .....         49
     #9,550  Hylsamex ADR .........................        174
      8,275  Pan American Beverages, Inc. 'A' .....        248
     30,450  Sidek 'B' ............................         27
     10,660  Telefonos de Mexico 'L' ADR ..........        316
     89,450  Tolmex 'B2' ..........................        349
     +1,150  Tribasa ADR ..........................         10
                                                     ---------
                                                         3,156
                                                     ---------

                                                         VALUE
     SHARES                                              (000)
--------------------------------------------------------------

  PERU (3.0%)
     67,600  Banco de Credito del Peru 'C' ........  $     119
    136,061  Telefonica del Peru 'B' ..............        232
                                                     ---------
                                                           351
                                                     ---------
TOTAL COMMON STOCKS (COST $7,930)..................  7,073
                                                     ---------
PREFERRED STOCKS (36.2%)
  BRAZIL (36.2%)
    670,000  Acesita ..............................          5
 60,940,000  Banco Bradesco .......................        516
  2,790,000  Banco Nacional .......................         54
 15,950,000  Banco do Brasil ......................        191
  3,940,000  Banco do Estado ......................         22
        164  Bardella S.A. ........................         25
 +1,134,700  Brahma ...............................        372
    293,000  Brasmotor S.A. .......................         54
    800,000  Cemig ................................         16
     #3,539  Cemig ADR ............................         70
   +181,000  Centrais Eletricas de Santa Catarina
               'B' ................................        146
     65,400  Cia Energetica de Sao Paulo ..........          3
  6,040,000  Cia Paulista de Forca e Luz ..........        199
     20,000  Confab Industrial S.A. ...............         15
    400,000  Coteminas ............................        126
  3,200,000  Continental 2001 .....................         69
    144,064  Dixie Lalekla S.A. ...................        113
    939,000  Eletrobras 'B' .......................        250
  1,639,100  Itaubanco ............................        499
  8,166,000  Lojas Renner .........................        138
     85,000  Multibras S.A. .......................         70
  4,528,000  Petrobras ............................        384
 49,500,000  Refripar .............................         96
 10,000,000  Tec Toy Industria Brinquedos .........          6
  5,889,383  Telebras .............................        194
  1,867,000  Telesp ...............................        231
 62,800,000  Usiminas .............................         71
  1,080,000  Vale do Rio Doce .....................        163
   +325,000  WEG S.A. .............................        148
                                                     ---------
TOTAL PREFERRED STOCKS (COST $4,733)...............  4,246
                                                     ---------
PURCHASED OPTIONS (0.0%)
  BRAZIL (0.0%)
 +4,000,000  Cia Paulista De Forza e Luz call,
               expiring 10/16/95, strike price BR
               70.00 (COST $0).....................          6
                                                     ---------

     NO. OF
     RIGHTS
      (000)
-----------
RIGHTS (0.0%)
  BRAZIL (0.0%)
*+1,100,455  Banco Bradesco (COST $0).............          1
                                                    ---------

       FACE
     AMOUNT
      (000)
-----------
CONVERTIBLE DEBENTURES (3.2%)
  COLOMBIA (3.2%)
 $     #500  Banco de Colombia 5.20%, 2/1/99 (COST
               $489) .............................        380
                                                    ---------
TOTAL FOREIGN SECURITIES (99.6%) (COST $13,152)...     11,706
                                                    ---------

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                              LATIN AMERICAN FUND

---------------------------------------------------------------
                          PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

     AMOUNT                                             VALUE
      (000)                                             (000)
-------------------------------------------------------------
FOREIGN CURRENCY (0.7%)
 APS     33  Argentine Peso ......................  $      33
 BR      21  Brazilian Real ......................         22
  ME    136  Mexican New Peso ....................         22
 PS       2  Peruvian Sol ........................          1
                                                    ---------
TOTAL FOREIGN CURRENCY (COST $78).................  78
                                                    ---------
TOTAL INVESTMENTS (100.3%) (COST $13,230).........  11,784
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%).....        (41)
                                                    ---------
NET ASSETS (100%).................................  $11,743
                                                    ---------
                                                    ---------
---------------

+                 --  Non-income producing securities
*                 --  Fair valued securities -- See Note A-1
                      144A Security -- certain conditions for public sale
#                 --  may exist
ADR               --  American Depositary Receipt
ADS               --  American Depositary Shares
GDR               --  Global Depositary Receipt

FORWARD FOREIGN CURRENCY EXCHANGE INFORMATION:

  Under the terms of forward foreign currency contracts open at June 30, 1995, the Fund is obligated to deliver U.S. dollars in exchange for foreign currency as indicated below:

                                                                           NET
  CURRENCY                                IN EXCHANGE                  UNREALIZED
 TO DELIVER       VALUE     SETTLEMENT        FOR          VALUE       GAIN (LOSS)
    (000)         (000)        DATE          (000)         (000)          (000)
-------------     -----     -----------  -------------     -----     ---------------
  $  72         $      72       7/3/95         BR 66     $      72             --
                       --                                       --
                       --                                       --
                                              ------                          ---
                                              ------                          ---

---------------
BR            --    Brazilian Real

--------------------------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                                                       VALUE     PERCENTAGE OF
INDUSTRY                                                               (000)      NET ASSETS
-----------------------------------------------------------------------------------------------
Finance............................................................  $   2,738          23.3%
Consumer Goods.....................................................      2,009          17.1
Materials..........................................................      1,974          16.8
Utilities..........................................................      1,954          16.6
Services...........................................................      1,477          12.6
Energy Sources.....................................................        999           8.5
Multi-Industry.....................................................        329           2.8
Capital Equipment..................................................        226           1.9
                                                                     ---------         ---
                                                                     $  11,706          99.6%
                                                                     ---------         ---
                                                                     ---------         ---

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

---------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1995

                                                                   VALUE
      SHARES                                                       (000)
---------------------------------------------------------------------
COMMON STOCKS (71.7%)
  ARGENTINA (2.1%)
       2,200   Banco Frances del Rio de la Plata.................  $13
         705   Banco Frances del Rio de la Plata ADR.............  13
       3,420   Banco de Galicia y Buenos Aires 'B'...............  14
       8,227   Banco de Galicia y Buenos Aires ADR...............  130
       1,410   Banco del Sud Argentina...........................   9
         960   Buenos Aires Embotelladora ADR....................  24
      32,467   CIADEA (Renault)..................................  157
       1,500   Capex S.A. 'A'....................................  12
      #6,575   Capex S.A. ADR....................................  101
      18,133   Cia Naviera Perez Companc S.A. 'B'................  76
      23,352   Quilmes Industrial................................  455
                                                                   --
                                                                   1,004
                                                                   --
  BRAZIL (5.4%)
      16,099   Brahma............................................   5
      #5,702   Cemig.............................................  111
   5,963,260   Cia Energetica de Sao Paulo.......................  194
   2,275,000   Cia Paulista de Forca e Luz.......................  114
   9,950,000   Cia Siderurgica Nacional..........................  227
   1,513,000   Eletrobras........................................  395
     404,000   Light.............................................  127
      #8,782   Rhodia-Ster S.A. GDR..............................  123
   5,260,000   Telebras..........................................  149
      28,070   Telebras ADR......................................  926
     740,000   Telesp............................................  94
     #15,100   Usiminas ADR......................................  168
                                                                   --
                                                                   2,633
                                                                   --
  CHINA (1.1%)
       4,300   Jilin Chemical Industrial Co. ADR.................  83
      50,000   Maanshan Iron & Steel Co. Ltd.....................  10
      50,000   Shanghai Diesel Engine Co. Ltd. 'B'...............  31
     150,000   Shenzhen Chiwan Wharf Holdings 'B'................  75
    *160,000   Shenzhen North Jainshe Motorcycle.................  78
     630,000   Yizheng Chemical Fibre 'H'........................  220
     +40,000   Zhuhai Pharmaceutical 'B'.........................  18
                                                                   --
                                                                   515
                                                                   --
  GREECE (3.1%)
      +7,500   Aegek.............................................  167
       6,000   Alpha Credit Bank.................................  333
      17,000   Delta Dairy S.A...................................  354
       7,000   Ergo Bank S.A.....................................  322
      11,000   Hellenic Bottling Co. S.A.........................  327
                                                                   --
                                                                   1,503
                                                                   --
  HONG KONG (8.2%)
     680,000   Charoen Pokphand Co...............................  239
      72,000   Cheung Kong Holdings Ltd..........................  356
      90,000   Citic Pacific Ltd.................................  226
     650,000   Guangdong Investments Ltd.........................  355
      46,000   Hang Seng Bank Ltd................................  351
     262,000   Harbin Power Equipment Co.........................  84
     132,800   Hong Kong Telecommunications Ltd..................  263
     420,000   Hopewell Holdings Ltd.............................  355
     137,000   Hutchison Whampoa Ltd.............................  662
     113,000   New World Development Co. Ltd.....................  376
      11,000   Sun Hung Kai Properties Ltd.......................  81
      49,000   Swire Pacific Ltd. 'A'............................  374
     140,000   Varitronix International Ltd......................  245
                                                                   --
                                                                   3,967
                                                                   --
  HUNGARY (0.2%)
       5,350   Gedeon Richter (Austrian Certificates)............  86
                                                                   --
  INDIA (6.1%)
       3,255   Century Textiles & Industries GDR.................  505
      90,000   Great Eastern Shipping GDR........................  641
      20,250   Indian Aluminum Co. GDR...........................  220
      #4,480   JCT Ltd. GDR......................................  80
    @108,700   Morgan Stanley India Investment Fund..............  1,114
      60,000   Tube Investments of India.........................  $405
                                                                   --
                                                                   2,965
                                                                   --
  INDONESIA (6.1%)
    *840,000   Bimantara Citra...................................  471
     *80,000   Bank International Indonesia (Foreign)............  247
     *55,500   Charoen Pokphand Co. Ltd.(Foreign)................  121
     *72,000   Duta Pertiwi (Foreign)............................  73
    *109,500   Indocement Tunggal (Foreign)......................  430
     *60,000   Indosat (Foreign).................................  228
       5,800   Indosat ADR.......................................  222
     *79,000   Kalbe Farma (Foreign).............................  362
     *16,000   Kermika Indonesia Association (Foreign)...........  21
     *35,166   Sorini Corp. (Foreign)............................  168
      44,800   Tempo Scan Pacific (Foreign)......................  231
    *173,000   United Tractors (Foreign).........................  369
                                                                   --
                                                                   2,943
                                                                   --
  ISRAEL (3.1%)
       4,000   Elbit Ltd.........................................  300
         680   First International Bank of Israel Ltd. '1'.......  84
       2,000   First International Bank of Israel Ltd. '5'.......  247
      44,327   Israel Land Development Co. Ltd...................  133
       5,100   Koor Industries Ltd...............................  434
      16,900   Osem Investment Ltd...............................  130
       9,000   Super Sol Ltd.....................................  172
                                                                   --
                                                                   1,500
                                                                   --
  KOREA (1.3%)
       1,000   Pohang Iron & Steel...............................  86
      *1,500   Samsung Electronics Co............................  309
       6,000   Shinhan Bank Co. Ltd..............................  123
       3,000   Yukong Ltd........................................  125
                                                                   --
                                                                   643
                                                                   --
  MEXICO (9.1%)
     +37,200   Apasco S.A. de C.V................................  148
     221,655   Banacci 'B'.......................................  340
     137,082   Banacci 'L'.......................................  208
     #70,021   Cemex 'CPO' ADR...................................  476
      51,500   Cemex 'CPO'.......................................  178
      34,625   Empresas ICA Sociedad Controladora S.A. de C.V....  355
    +214,000   Grupo Financiero Bancomer 'B'.....................  63
     +54,403   Grupo Financiero Bancomer 'L'.....................  14
     #95,510   Grupo Financiero Bancomer ADS.....................  573
     +59,000   Grupo Financiero Probursa 'C'.....................  26
     +17,200   Grupo Mexicano de Desarollo 'B' ADR...............  67
     #10,720   Hylsamex ADR......................................  196
      +4,800   Internacional de Ceramica ADR.....................  38
      14,280   Pan American Beverages, Inc. 'A'..................  428
      +7,200   Sidek 'A'.........................................   6
     +21,000   Sidek 'B'.........................................  19
       5,700   Sidek ADR.........................................  26
      17,325   Telefonos de Mexico 'L' ADR.......................  513
     129,850   Tolmex 'B2'.......................................  507
     +26,420   Tribasa ADR.......................................  225
                                                                   --
                                                                   4,406
                                                                   --
  MOROCCO (0.3%)
       2,000   ONA S.A...........................................  83
       2,000   Wafabank..........................................  82
                                                                   --
                                                                   165
                                                                   --
  PAKISTAN (3.2%)
      95,000   Dewan Salman Fibre................................  313
     143,000   D.G. Khan Cement Ltd..............................  202
     100,000   Fauji Fertilizer Co. Ltd..........................  197
     100,000   Karachi Electric..................................  86
      35,000   Nishat Mills Ltd..................................  32
      27,000   Pakistan State Oil Co. Ltd........................  327
       3,450   Pakistan Telecommunication Co.....................  368
      10,000   Sui Northern Gas Pipelines........................  10
                                                                   --
                                                                   1,535
                                                                   --

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

---------------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

                                                                   VALUE
      SHARES                                                       (000)
---------------------------------------------------------------------
  PHILIPPINES (3.5%)
     184,125   Ayala Land, Inc. 'B'..............................  $213
     749,000   JG Summit Holding 'B'.............................  223
      30,000   Manilla Electric 'B'..............................  241
     737,500   Petron Corp.......................................  476
         600   Philippine Long Distance Telephone ADR............  43
      32,000   Pilipino Telephone Corp...........................  25
     841,100   SM Prime Holdings, Inc............................  231
      57,900   San Miguel Corp. 'B'..............................  240
                                                                   --
                                                                   1,692
                                                                   --
  POLAND (1.9%)
      12,500   Bank Rozwoju Eksportu S.A.........................  200
      15,750   Debica S.A........................................  222
       1,650   E. Wedel S.A......................................  97
     +31,300   Electrim..........................................  110
     +48,000   Mostostal Export 'A'..............................  121
       2,100   Zywiec............................................  159
                                                                   --
                                                                   909
                                                                   --
  PORTUGAL (1.0%)
       6,500   Banco Totta & Acores 'B' (Registered).............  138
       6,000   Filmes Lusomundo..................................  66
      15,000   UNICER-Uniao Cervejeira S.A.......................  253
                                                                   --
                                                                   457
                                                                   --
  SINGAPORE (0.2%)
       6,600   Asia Pulp & Paper Co. Ltd. ADR....................  83
                                                                   --
  SOUTH AFRICA (2.9%)
       1,324   Anglo American Industrial Corp. Ltd...............  66
      69,000   Gencor Ltd........................................  237
      75,000   Murray & Roberts Holdings Ltd.....................  433
     400,000   SA Iron & Steel Corp. Ltd.........................  454
      17,933   SASOL Ltd.........................................  172
       5,530   Trans-Natal Coal..................................  43
                                                                   --
                                                                   1,405
                                                                   --
  TAIWAN (2.3%)
     +88,400   Advanced Semiconductor Engineering, Inc...........  257
     +82,800   Taiwan Semiconductor Co...........................  402
     +88,000   United Micro Electronics Corp. Ltd................  451
                                                                   --
                                                                   1,110
                                                                   --
  THAILAND (6.9%)
      14,800   Advanced Information Services Co. Ltd.
                 (Foreign).......................................  219
      63,400   Bangkok Bank Co. Ltd..............................  555
      68,000   Bangkok Bank Co. Ltd. (Foreign)...................  749
      75,700   Finance One Co. Ltd. (Foreign)....................  558
      22,000   Phatra Thanakit Co. Ltd. (Foreign)................  184
      10,300   Shinawatra Computer Co. Ltd.......................  255
       2,900   Siam Cement Co. Ltd. (Foreign)....................  185
      67,000   Thai Farmer's Bank Public Co......................  641
                                                                   --
                                                                   3,346
                                                                   --
  TURKEY (3.7%)
     350,000   Aksa Akrilik Kimya Sanayii A.S....................  309
     300,000   Borusan Birmesik..................................  117
    +405,000   Ege Biracilik Ve Malt Sanayii.....................  476
     190,000   Ege Seramik Co., Inc..............................  92
     250,000   Koc Yatirim Ve Sanayii Mamulleri..................  78
     130,000   Migros Turk.......................................  146
     250,000   Tat Konserve......................................  195
    +230,000   Tofas Turk Otomobil Fabrikasi.....................  203
   2,428,400   Yapi Ve Kredi Bankasi.............................  156
                                                                   --
                                                                   1,772
                                                                   --
TOTAL COMMON STOCKS (COST $35,785)...............................  34,639
                                                                   --
PREFERRED STOCKS (11.6%)
  BRAZIL (10.3%)
   9,234,000   Acesita...........................................  60
  77,680,000   Banco Bradesco....................................  $658
  12,067,000   Banco Nacional....................................  235
  21,630,000   Banco do Brasil...................................  258
   6,400,000   Banco do Estado...................................  36
  +1,649,000   Brahma............................................  541
     386,000   Brasmotor.........................................  71
       2,847   Cemig ADR.........................................  56
     +19,000   Centrais Eletricas de Santa Catarina 'B'..........  15
   1,560,000   Cia Energetica de Sao Paulo.......................  62
     #18,110   Cia Energetica de Sao Paulo ADR...................  206
   1,350,000   Cia Paulista de Forca e Luz.......................  44
 +45,000,000   Cosipa 'B'........................................  75
   2,070,000   Eletrobras 'B'....................................  551
   1,935,200   Itaubanco.........................................  589
      93,000   Multibras S.A.....................................  77
   4,991,000   Petrobras.........................................  423
   2,105,000   Petrobras Distribuidora...........................  73
  11,698,390   Telebras..........................................  385
   1,991,000   Telesp............................................  247
  96,360,000   Usiminas..........................................  109
   1,480,000   Vale do Rio Doce..................................  224
                                                                   --
                                                                   4,995
                                                                   --
  MEXICO (1.1%)
     224,900   FEMSA 'B'.........................................  525
                                                                   --
  PORTUGAL (0.2%)
     *11,780   Filmes Lusomundo..................................  109
                                                                   --
TOTAL PREFERRED STOCKS (COST $6,477).............................  5,629
                                                                   --
      NO. OF
      RIGHTS
------------
RIGHTS (0.1%)
  BRAZIL (0.0%)
 *+1,402,746   Banco Bradesco....................................   2
                                                                   --
  PAKISTAN (0.0%)
       *+750   Dewan Salman Fibre................................  --
     *+5,250   Nishat Mills......................................   2
                                                                   --
                                                                    2
                                                                   --
  TURKEY (0.1%)
    *+65,000   Migros Turk.......................................  71
                                                                   --
TOTAL RIGHTS (COST $74)..........................................  75
                                                                   --
      NO. OF
    WARRANTS
------------
WARRANTS (0.0%)
  THAILAND
     *+3,800   National Finance & Securities Co. Ltd., expiring
                 11/15/99 (COST $0)..............................  --
                                                                   --
      SHARES
------------
PURCHASED OPTIONS (0.0%)
  BRAZIL (0.0%)
    +900,000   Cia Paulista De Forza e Luz call, expiring
                 10/16/95, strike price BR 70.00 (COST $0).......   1
                                                                   --
        FACE
      AMOUNT
       (000)
------------
FIXED INCOME SECURITIES (4.9%)
  CONVERTIBLE DEBENTURES (0.5%)
  COLOMBIA (0.3%)
  $     #170   Banco de Colombia 5.20%, 2/1/99...................  129
                                                                   --
  INDIA (0.2%)
         120   Tata Iron & Steel Co. 2.25%, 4/1/99...............  112
                                                                   --
TOTAL CONVERTIBLE DEBENTURES (COST $303).........................  241
                                                                   --

    The accompanying notes are an integral part of the financial statements.

                                 MORGAN STANLEY
                             EMERGING MARKETS FUND

---------------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS (CONT.)
                                 JUNE 30, 1995

        FACE
      AMOUNT                                                       VALUE
       (000)                                                       (000)
---------------------------------------------------------------------
LOAN AGREEMENTS (4.4%)
  RUSSIA (4.4%)
++/+++$6,500   Bank for Foreign Economic Affairs
                 (COST $1,741)...................................  $2,113
                                                                   --
TOTAL FIXED INCOME SECURITIES (COST $2,044)......................  2,354
                                                                   --
TOTAL FOREIGN SECURITIES (88.3%) (COST $44,380)..................  42,698
                                                                   --
SHORT TERM INVESTMENTS (13.9%)
  REPURCHASE AGREEMENT
  UNITED STATES
       6,706   U.S. Trust 5.90%, dated 6/30/95, due 7/3/95, to be
                 repurchased at $6,709, collateralized by $6,950
                 United States Treasury Bills, due 7/27/95,
                 valued at $6,923 (COST $6,706)                    6,706
                                                                   --
TOTAL INVESTMENT IN SECURITIES (COST $51,086)....................  49,404
                                                                   --
FOREIGN CURRENCY (1.1%)
   APS    66   Argentine Peso....................................  66
   BR     58   Brazilian Real....................................  63
  GR  14,091   Greek Drachma.....................................  62
   HK$     3   Hong Kong Dollar..................................  --
 IDN 518,430   Indonesian Rupiah.................................  $233
    MXN    5   Mexican New Peso..................................   1
   PKR 2,660   Pakistani Rupee...................................  86
   PLZ    14   Polish Zloty......................................   6
  T$     198   Taiwan Dollar.....................................   8
   TB    369   Thai Baht.........................................  15
                                                                   --
TOTAL FOREIGN CURRENCY (COST $540)...............................  540
                                                                   --
TOTAL INVESTMENTS (103.3%) (COST $51,626)........................  49,944
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.3%)....................  (1,608)
                                                                   --
NET ASSETS (100%)................................................  $48,336
                                                                   --
                                                                   --

------------

+       -- Non-income producing
          securities
++      -- Non-income producing
          securities -- in default
+++     -- Variable or floating rate
          securities.
*       -- Fair valued securities -- See
          Note A-1
@       -- The Fund is advised by an
          affiliate.
#       -- 144A Security -- certain
          conditions for pubic sale may
          exist.
ADR     -- American Depositary Receipt
ADS     -- American Depositary Shares
GDR     -- Global Depositary Receipt

FORWARD FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of forward foreign currency contracts open at June 30, 1995, the Fund is obligated to deliver U.S. dollars in exchange for foreign currency as indicated below:

 CURRENCY                            IN EXCHANGE            NET UNREALIZED
TO DELIVER   VALUE    SETTLEMENT         FOR        VALUE        GAIN
  (000)      (000)       DATE           (000)       (000)       (000)
----------  -------   -----------   -------------- ------- ----------------
$     71    $   71        7/3/95        GR 16,193  $   72  $             1
$     51        51        7/3/95        PKR 1,573      51               --
$     77        77        7/3/95       PTE 11,198      77               --
$    150       150        7/3/95         ZAR  547     151                1
                                                                        --
            -------                                -------
            $  349                                 $  351  $             2
                                                                        --
                                                                        --
            -------                                -------
            -------                                -------

------------

GR      --  Greek Drachma
PKR     --  Pakistani Rupee
PTE     --  Portuguese Escudo
ZAR     --  South African Rand

--------------------------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                           VALUE      PERCENT OF
INDUSTRY                                   (000)      NET ASSETS
------------------------------------------------------------------
Finance.................................  $ 12,619           26.1%
Consumer Goods..........................     7,904           16.4
Materials...............................     5,533           11.4
Capital Equipment.......................     4,347            9.0
Services................................     4,323            8.9
Energy..................................     3,666            7.6
Multi-Industry..........................     2,193            4.5
Loan Agreements.........................     2,113            4.4
                                          --------            ---
                                          $ 42,698           88.3%
                                          --------            ---
                                          --------            ---

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

---------------------------------------------------------------

                                 JUNE 30, 1995

                                                                                       WORLDWIDE
                           GLOBAL EQUITY        GLOBAL         ASIAN      AMERICAN          HIGH         LATIN      EMERGING
                              ALLOCATION         FIXED        GROWTH         VALUE        INCOME      AMERICAN       MARKETS
                                    FUND   INCOME FUND          FUND          FUND          FUND          FUND          FUND
                                   (000)         (000)         (000)         (000)         (000)         (000)         (000)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in
   Securities, at Value*
   (Note 1) -- See
   accompanying
   portfolios              $      85,375   $    16,894   $   319,520   $    34,374   $    33,789   $    11,706   $    49,404
  Foreign Currency at
   Value                              83            --            99            --            --            78           540
  Cash                               134           399             1            --             1            --           332
  Receivable for:
    Investments Sold                 140            --           955            --         1,241           585           156
    Fund Shares Sold                 223             5           858           241           143           154           544
    Dividends                        278            --           714            57            --            21           103
    Interest                           1           410            --            --           522            11             5
    Foreign Withholding
     Tax Reclaim                      58            --            11            --            --            --            --
  Unrealized Gain on
   Forward Foreign
   Currency Contracts                292            --            --            --            --            --             2
  Deferred Organization
   Costs                              49            48            32            54            60            59            58
  Other                                4            --            26            --            --            --            --
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
    Total Assets                  86,637        17,756       322,216        34,726        35,756        12,614        51,144
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
LIABILITIES:
  Payable for:
    Investments Purchased          2,903           524         1,509            --         8,762           432         2,531
    Fund Shares Redeemed             221            26           926            11            16           183            27
    Bank Overdraft                    83            --            --            --            --           174            --
    Dividends                         --            28            --            50           148            --            --
    Investment Advisory
     Fees                            127            --           762            30            30             2            78
    Administrative Fees               25             5            82             8             7             4            12
    Custody Fees                      26             5           126             4             3            13            31
    Professional Fees                 30            30            40            19            30            30            28
    Distribution Fees                126            21           435            42            36            14            61
    Shareholder Reporting
     Expenses                         37             5           135            10             9            --            11
    Directors' Fees and
     Expenses                          2             2             2             2             2             2             2
    Filing and
     Registration Fees                11            10            35             8            14            17            27
  Unrealized Loss on
   Forward Foreign
   Currency Contracts                 --            43            --            --            --            --            --
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
    Total Liabilities              3,591           699         4,052           184         9,057           871         2,808
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS                 $      83,046   $    17,057   $   318,164   $    34,542   $    26,699   $    11,743   $    48,336
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
Net Assets Consist Of:
  Capital Stock at Par     $           6   $         2   $        19   $         3   $         2   $         1   $         5
  Paid in Capital in
   Excess of Par                  76,810        16,770       291,244        32,428        27,093        15,494        50,944
  Undistributed
   (Distribution in
   excess of) Net
   Investment Income                (990)          330            --            13           165            --            94
  Accumulated
   (Distribution in
   excess of) Net
   Realized Gain (Loss)            2,162          (524)       (1,382)          143          (528)       (2,306)       (1,025)
  Unrealized Appreciation
   (Depreciation) on
   Investments and
   Foreign Currency                5,058           479        28,283         1,955           (33)       (1,446)       (1,682)
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS                 $      83,046   $    17,057   $   318,164   $    34,542   $    26,699   $    11,743   $    48,336
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
CLASS A SHARES:
  Net Assets               $      42,586   $    11,092   $   178,667   $    20,675   $    14,819   $     7,658   $    26,091
  Shares Issued and
   Outstanding ($.001 par
   value) (Authorized
   2,625,000,000)                  3,379         1,084        10,878         1,604         1,281           844         2,459
  Net Asset Value and
   Redemption Price Per
   Share                   $       12.60   $     10.23   $     16.42   $     12.89   $     11.57   $      9.08   $     10.61
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
  Maximum Sales Charge             4.75%         4.75%         4.75%         4.75%         4.75%         4.75%         4.75%
  Maximum Offering Price
   Per Share (Net Asset
   Value Per Share x
   100/95.25)              $       13.23   $     10.74   $     17.24   $     13.53   $     12.15   $      9.53   $     11.14
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
CLASS C SHARES:+
  Net Assets               $      40,460   $     5,965   $   139,497   $    13,867   $    11,880   $     4,085   $    22,245
  Shares Issued and
   Outstanding ($.001 par
   value) (Authorized
   2,625,000,000)                  3,256           585         8,615         1,076         1,026           454         2,112
  Net Asset Value and
   Offering Price Per
   Share                   $       12.43   $     10.20   $     16.19   $     12.89   $     11.58   $      8.99   $     10.53
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
  Investments at Cost,
   Including Foreign
   Currency                $      80,663   $    16,382   $   291,336   $    32,419   $    33,822   $    13,230   $    51,626
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------
                           -------------   -----------   -----------   -----------   -----------   -----------   -----------


* Includes repurchase agreements aggregating $4,465,000, $586,000, $883,000, $2,677,000, $6,983,000 and $6,706,000 for Global Equity Allocation Fund, Global Fixed Income Fund, Asian Growth Fund, American Value Fund, Worldwide High Income Fund and Emerging Markets Fund, respectively.
+ Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                            STATEMENT OF OPERATIONS

---------------------------------------------------------------

                                                                                                 LATIN     EMERGING
                                                                                              AMERICAN      MARKETS
                               GLOBAL       GLOBAL                              WORLDWIDE         FUND         FUND
                               EQUITY        FIXED        ASIAN     AMERICAN         HIGH       PERIOD       PERIOD
                           ALLOCATION       INCOME       GROWTH        VALUE       INCOME         FROM         FROM
                                 FUND         FUND         FUND         FUND         FUND      JULY 6,      JULY 6,
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED        1994*        1994*
                             JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,      TO JUNE      TO JUNE
                                 1995         1995         1995         1995         1995     30, 1995     30, 1995
                                (000)        (000)        (000)        (000)        (000)        (000)        (000)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                $    2,067   $       --   $    5,353   $      819   $       --   $      156   $      376
  Interest                        219        1,147          740           82        2,648           35          440
  Less Foreign Taxes
   Withheld                      (231)          (9)        (500)          --           (3)         (12)         (30)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total Income                2,055        1,138        5,593          901        2,645          179          786
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
EXPENSES:
  Investment Advisory
   Fees
    Basic Fee                     759          117        2,920          202          152          109          312
    Less: Fees Waived            (247)        (117)          --         (110)         (88)        (109)        (197)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Investment Advisory
   Fees -- Net                    512           --        2,920           92           64           --          115
  Administrative Fees             282           50          895           78           69           41           85
  Custodian Fees                  104           22          498           18           14           54          125
  Filing and Registration
   Fees                             5            2           12            4            4            6           17
  Directors' Fees and
   Expenses                        13           13           13           13            8            8            8
  Professional Fees                51           34           91           25           35           35           37
  Shareholder Reports              77           16          302           23           20           10           26
  Distribution Fees
    Class A                        98           25          403           36           28           15           34
    Class C+                      367           57        1,315           93           88           29          111
  Amortization of
   Organizational Costs            19           19           11           16           16           15           14
  Blue Sky Fees
    Class A                        16           16           25           13           16           16           16
    Class C+                       16           16           25           13           16           16           16
  Brazilian Tax Expense            --           --           --           --           --           32           46
  Other                             8            3           27            3            3           16           17
  Expenses Reimbursed by
   Adviser                         --           (4)          --           --           --          (56)          --
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Net Expenses                1,568          269        6,537          427          381          237          667
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

Net Investment Income
 (Loss)                           487          869         (944)         474        2,264          (58)         119
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET REALIZED GAIN (LOSS)
 ON INVESTMENTS
  Securities Sold               2,238         (502)       4,934          362         (494)      (2,306)        (996)
  Foreign Currency
   Transactions                (2,101)          67          318           --           24          (34)         (68)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total Net Realized
     Gain (Loss)                  137         (435)       5,252          362         (470)      (2,340)      (1,064)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
CHANGE IN UNREALIZED
 APPRECIATION
 (DEPRECIATION)                 3,795        1,228       19,182        2,637           82       (1,446)      (1,682)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
Total Net Realized Gain
 (Loss) and Change in
 Unrealized Appreciation
 (Depreciation)                 3,932          793       24,434        2,999         (388)      (3,786)      (2,746)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS           $    4,419   $    1,662   $   23,490   $    3,473   $    1,876   ($   3,844)  ($   2,627)
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
                           ----------   ----------   ----------   ----------   ----------   ----------   ----------

---------------
*Commencement of operations
+Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------

                         GLOBAL EQUITY ALLOCATION FUND

                                              YEAR ENDED       YEAR ENDED
                                           JUNE 30, 1994    JUNE 30, 1995
                                                   (000)            (000)
-------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                   $          262   $          487
  Net Realized Gain on Investments                   632              137
  Change in Unrealized Appreciation                   86            3,795
                                          --------------   --------------
  Net Increase in Net Assets from
   Operations                                        980            4,419
                                          --------------   --------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                            (50)              --
  Class C +                                           --               --
  In Excess of Net Investment Income:
  Class A                                             --             (168)
  Class C+                                            --              (82)
                                          --------------   --------------
                                                     (50)            (250)
                                          --------------   --------------
  Net Realized Gain:
  Class A                                           (127)            (427)
  Class C +                                          (85)            (407)
                                          --------------   --------------
                                                    (212)            (834)
                                          --------------   --------------
  Net Decrease in Net Assets Resulting
   from Distributions                               (262)          (1,084)
                                          --------------   --------------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                          59,445           32,645
  Distributions Reinvested                           243              996
  Redeemed                                       (14,518)         (17,247)
                                          --------------   --------------
  Net Increase in Net Assets Resulting
   from Capital Share Transactions                45,170           16,394
                                          --------------   --------------
  Total Increase in Net Assets                    45,888           19,729
NET ASSETS -- Beginning of Period                 17,429           63,317
                                          --------------   --------------
NET ASSETS -- End of Period (Including
  distributions in excess of net
  investment income of
  $104 and $990, respectively)            $       63,317   $       83,046
                                          --------------   --------------
                                          --------------   --------------
-------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                        2,528            1,341
     Distributions Reinvested                         14               45
     Redeemed                                       (696)            (794)
                                          --------------   --------------
   Net Increase in Class A Shares
   Outstanding                                     1,846              592
                                          --------------   --------------
                                          --------------   --------------
   Dollars:
     Issued                               $       30,362   $       16,461
     Distributions Reinvested                        164              546
     Redeemed                                     (8,163)          (9,697)
                                          --------------   --------------
   Net Increase in Class A Shares
   Outstanding                            $       22,363   $        7,310
                                          --------------   --------------
                                          --------------   --------------
  Class C +
   Shares:
     Issued                                        2,421            1,329
     Distributions Reinvested                          6               38
     Redeemed                                       (548)            (623)
                                          --------------   --------------
   Net Increase in Class C Shares
   Outstanding                                     1,879              744
                                          --------------   --------------
                                          --------------   --------------
   Dollars:
     Issued                               $       29,083   $       16,184
     Distributions Reinvested                         79              450
     Redeemed                                     (6,355)          (7,550)
                                          --------------   --------------
   Net Increase in Class C Shares
   Outstanding                            $       22,807   $        9,084
                                          --------------   --------------
                                          --------------   --------------
-------------------------------------------------------------------------

+Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                            GLOBAL FIXED INCOME FUND

                                              YEAR ENDED           YEAR ENDED
                                           JUNE 30, 1994        JUNE 30, 1995
                                                   (000)                (000)
-----------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                   $          619   $              869
  Net Realized Gain (Loss)                           504                 (435)
  Change in Unrealized Appreciation
   (Depreciation)                                 (1,219)               1,228
                                          --------------              -------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                         (96)               1,662
                                          --------------              -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                           (371)                (369)
  Class C+                                          (248)                (173)
  In Excess of Net Investment Income:
  Class A                                            (93)                  --
  Class C+                                           (62)                  --
                                          --------------              -------
                                                    (774)                (542)
                                          --------------              -------
  Net Realized Gain:
  Class A                                           (267)                  --
  Class C+                                          (237)                  --
  In Excess of Net Realized Gain:
  Class A                                            (14)                  --
  Class C+                                           (13)                  --
                                          --------------              -------
                                                    (531)                  --
                                          --------------              -------
  Net Decrease in Net Assets Resulting
   from Distributions                             (1,305)                (542)
                                          --------------              -------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                          15,880                8,903
  Distributions Reinvested                           737                  328
  Redeemed                                       (12,193)              (9,070)
                                          --------------              -------
  Net Increase in Net Assets Resulting
   from Capital Share Transactions                 4,424                  161
                                          --------------              -------
  Total Increase in Net Assets                     3,023                1,281
NET ASSETS -- Beginning of Period                 12,753               15,776
                                          --------------              -------
NET ASSETS -- End of Period (Including
  undistributed (distributions in excess
  of) net investment income of $(28) and
  $330, respectively)                     $       15,776   $           17,057
                                          --------------              -------
                                          --------------              -------
-----------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                          989                  682
     Distributions Reinvested                         41                   27
     Redeemed                                       (572)                (712)
                                          --------------              -------
   Net Increase (Decrease) in Class A
   Shares Outstanding                                458                   (3)
                                          --------------              -------
                                          --------------              -------
   Dollars:
     Issued                               $       10,128   $            6,628
     Distributions Reinvested                        426                  258
     Redeemed                                     (5,980)              (6,878)
                                          --------------              -------
   Net Increase in Class A Shares
   Outstanding                            $        4,574   $                8
                                          --------------              -------
                                          --------------              -------
 Class C+:
   Shares:
     Issued                                          549                  239
     Distributions Reinvested                         30                    7
     Redeemed                                       (591)                (228)
                                          --------------              -------
   Net Increase (Decrease) in Class C
   Shares Outstanding                                (12)                  18
                                          --------------              -------
                                          --------------              -------
   Dollars:
     Issued                               $        5,752   $            2,275
     Distributions Reinvested                        311                   70
     Redeemed                                     (6,213)              (2,192)
                                          --------------              -------
   Net Increase (Decrease) in Class C
   Shares Outstanding                     $         (150)  $              153
                                          --------------              -------
                                          --------------              -------
-----------------------------------------------------------------------------

+Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                               ASIAN GROWTH FUND

                                               YEAR ENDED            YEAR ENDED
                                            JUNE 30, 1994         JUNE 30, 1995
                                                    (000)                 (000)
-------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Loss                     $          (984)  $              (944)
  Net Realized Gain on Investments                  4,723                 5,252
  Change in Unrealized Appreciation                 9,101                19,182
                                          ---------------              --------
  Net Increase in Net Assets Resulting
   from Operations                                 12,840                23,490
                                          ---------------              --------
DISTRIBUTIONS:
  Net Realized Gain:
  Class A                                              --                (4,935)
  Class C+                                             --                (4,055)
  In Excess of Net Realized Gain:
  Class A                                              --                  (241)
  Class C+                                             --                  (198)
                                          ---------------              --------
  Net Decrease in Net Assets Resulting
   from Distributions                                  --                (9,429)
                                          ---------------              --------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                          285,430               109,249
  Distributions Reinvested                             --                 8,260
  Redeemed                                        (63,430)              (68,507)
                                          ---------------              --------
  Net Increase in Net Assets Resulting
   from Capital Share Transactions                222,000                49,002
                                          ---------------              --------
  Total Increase in Net Assets                    234,840                63,063

NET ASSETS -- Beginning of Period                  20,261               255,101
                                          ---------------              --------
NET ASSETS -- End of Period               $       255,101   $           318,164
                                          ---------------              --------
                                          ---------------              --------
-------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                        10,025                 3,855
     Distributions Reinvested                          --                   299
     Redeemed                                      (2,090)               (2,192)
                                          ---------------              --------
   Net Increase in Class A Shares
   Outstanding                                      7,935                 1,962
                                          ---------------              --------
                                          ---------------              --------
   Dollars:
     Issued                               $       150,145   $            62,609
     Distributions Reinvested                          --                 4,563
     Redeemed                                     (32,820)              (35,024)
                                          ---------------              --------
   Net Increase in Class A Shares
   Outstanding                            $       117,325   $            32,148
                                          ---------------              --------
                                          ---------------              --------
  Class C+
   Shares:
     Issued                                         8,840                 2,904
     Distributions Reinvested                          --                   245
     Redeemed                                      (1,959)               (2,123)
                                          ---------------              --------
   Net Increase in Class C Shares
   Outstanding                                      6,881                 1,026
                                          ---------------              --------
                                          ---------------              --------
   Dollars:
     Issued                               $       135,285   $            46,640
     Distributions Reinvested                          --                 3,697
     Redeemed                                     (30,610)              (33,483)
                                          ---------------              --------
   Net Increase in Class C Shares
   Outstanding                            $       104,675   $            16,854
                                          ---------------              --------
                                          ---------------              --------
-------------------------------------------------------------------------------

+ Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                              AMERICAN VALUE FUND

                                                                                       OCTOBER 18, 1993* TO         YEAR ENDED
                                                                                              JUNE 30, 1994      JUNE 30, 1995
                                                                                                      (000)              (000)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                                                $                183  $             474
  Net Realized Gain                                                                                     208                362
  Change in Unrealized Appreciation (Depreciation)                                                     (682)             2,637
                                                                                                    -------            -------
  Net Increase (Decrease) in Net Assets Resulting from Operations                                      (291)             3,473
                                                                                                    -------            -------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                                                              (120)              (350)
  Class C+                                                                                              (59)              (143)
                                                                                                    -------            -------
                                                                                                       (179)              (493)
                                                                                                    -------            -------
  Net Realized Gain:
  Class A                                                                                                --               (260)
  Class C+                                                                                               --               (167)
                                                                                                    -------            -------
                                                                                                         --               (427)
                                                                                                    -------            -------
  Net Decrease in Net Assets Resulting from Distributions                                              (179)              (920)
                                                                                                    -------            -------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                                                                             18,925             15,936
  Distributions Reinvested                                                                               55                472
  Redeemed                                                                                             (556)            (2,373)
                                                                                                    -------            -------
  Net Increase in Net Assets Resulting from Capital Share Transactions                               18,424             14,035
                                                                                                    -------            -------
  Total Increase in Net Assets                                                                       17,954             16,588
NET ASSETS -- Beginning of Period                                                                        --             17,954
                                                                                                    -------            -------
NET ASSETS -- End of Period (Including undistributed net investment income of $16 and
  $13, respectively)                                                                   $             17,954  $          34,542
                                                                                                    -------            -------
                                                                                                    -------            -------
------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                                                                             940                794
     Distributions Reinvested                                                                             4                 29
     Redeemed                                                                                           (28)              (135)
                                                                                                    -------            -------
   Net Increase in Class A Shares Outstanding                                                           916                688
                                                                                                    -------            -------
                                                                                                    -------            -------
   Dollars:
     Issued                                                                            $             11,269  $           9,738
     Distributions Reinvested                                                                            42                351
     Redeemed                                                                                          (336)            (1,647)
                                                                                                    -------            -------
   Net Increase in Class A Shares Outstanding                                          $             10,975  $           8,442
                                                                                                    -------            -------
                                                                                                    -------            -------
  Class C+
   Shares:
     Issued                                                                                             636                506
     Distributions Reinvested                                                                             1                 11
     Redeemed                                                                                           (18)               (60)
                                                                                                    -------            -------
   Net Increase in Class C Shares Outstanding                                                           619                457
                                                                                                    -------            -------
                                                                                                    -------            -------
   Dollars:
     Issued                                                                            $              7,656  $           6,198
     Distributions Reinvested                                                                            13                121
     Redeemed                                                                                          (220)              (726)
                                                                                                    -------            -------
   Net Increase in Class C Shares Outstanding                                          $              7,449  $           5,593
                                                                                                    -------            -------
                                                                                                    -------            -------
------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations
+Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                           WORLDWIDE HIGH INCOME FUND

                                                                                                    YEAR ENDED     YEAR ENDED
                                                                                                 JUNE 30, 1994  JUNE 30, 1995
                                                                                                         (000)          (000)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                                                          $         183  $       2,264
  Net Realized Gain (Loss) on Investments                                                                  192           (470)
  Change in Unrealized Appreciation (Depreciation)                                                        (115)            82
                                                                                                 -------------  -------------
  Net Increase in Net Assets Resulting from Operations                                                     260          1,876
                                                                                                 -------------  -------------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                                                                  (94)        (1,262)
  Class C+                                                                                                 (76)          (906)
                                                                                                 -------------  -------------
                                                                                                          (170)        (2,168)
                                                                                                 -------------  -------------
  Net Realized Gain:
  Class A                                                                                                   --           (104)
  Class C+                                                                                                  --            (97)
                                                                                                 -------------  -------------
                                                                                                            --           (201)
                                                                                                 -------------  -------------
  Net Decrease in Net Assets Resulting from Distributions                                                 (170)        (2,369)
                                                                                                 -------------  -------------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                                                                                12,701         21,132
  Distributions Reinvested                                                                                 161            918
  Redeemed                                                                                                 (14)        (7,796)
                                                                                                 -------------  -------------
  Net Increase in Net Assets Resulting from Capital Share Transactions                                  12,848         14,254
                                                                                                 -------------  -------------
  Total Increase in Net Assets                                                                          12,938         13,761

NET ASSETS -- Beginning of Period                                                                           --         12,938
                                                                                                 -------------  -------------
NET ASSETS -- End of Period (Including undistributed net investment income of $15 and $165,
  respectively)                                                                                  $      12,938  $      26,699
                                                                                                 -------------  -------------
                                                                                                 -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                                                                                557          1,277
     Distributions Reinvested                                                                                7             51
     Redeemed                                                                                               --           (611)
                                                                                                 -------------  -------------
   Net Increase in Class A Shares Outstanding                                                              564            717
                                                                                                 -------------  -------------
                                                                                                 -------------  -------------
   Dollars:
     Issued                                                                                      $       6,729  $      14,466
     Distributions Reinvested                                                                               88            542
     Redeemed                                                                                               (2)        (6,987)
                                                                                                 -------------  -------------
   Net Increase in Class A Shares Outstanding                                                    $       6,815  $       8,021
                                                                                                 -------------  -------------
                                                                                                 -------------  -------------
   Class C+
   Shares:
     Issued                                                                                                495            564
     Distributions Reinvested                                                                                6             35
     Redeemed                                                                                               (1)           (73)
                                                                                                 -------------  -------------
   Net Increase in Class C Shares Outstanding                                                              500            526
                                                                                                 -------------  -------------
                                                                                                 -------------  -------------
   Dollars:
     Issued                                                                                      $       5,972  $       6,666
     Distributions Reinvested                                                                               73            376
     Redeemed                                                                                              (12)          (809)
                                                                                                 -------------  -------------
   Net Increase in Class C Shares Outstanding                                                    $       6,033  $       6,233
                                                                                                 -------------  -------------
                                                                                                 -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------

+ Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                              LATIN AMERICAN FUND

                                                               JULY 6, 1994* TO
                                                                  JUNE 30, 1995
                                                                          (000)
-------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Loss                                         $             (58)
  Net Realized Loss on Investments                                       (2,340)
  Change in Unrealized Depreciation                                      (1,446)
                                                                        -------
  Net Decrease in Net Assets Resulting from Operations                   (3,844)
                                                                        -------
DISTRIBUTIONS:
  Paid in Capital:
  Class A                                                                  (124)
  Class C+                                                                  (50)
                                                                        -------
  Net Decrease in Net Assets Resulting from Distributions                  (174)
                                                                        -------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                                                 21,076
  Distributions Reinvested                                                  135
  Redeemed                                                               (5,450)
                                                                        -------
  Net Increase in Net Assets Resulting from Capital Share
   Transactions                                                          15,761
                                                                        -------
  Total Increase in Net Assets                                           11,743

NET ASSETS -- Beginning of Period                                            --
                                                                        -------
NET ASSETS -- End of Period                                   $          11,743
                                                                        -------
                                                                        -------
-------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                                               1,235
     Distributions Reinvested                                                 9
     Redeemed                                                              (400)
                                                                        -------
   Net Increase in Class A Shares Outstanding                               844
                                                                        -------
                                                                        -------
   Dollars:
     Issued                                                   $          14,271
     Distributions Reinvested                                               103
     Redeemed                                                            (3,781)
                                                                        -------
   Net Increase in Class A Shares Outstanding                 $          10,593
                                                                        -------
                                                                        -------
  Class C+
   Shares:
     Issued                                                                 613
     Distributions Reinvested                                                 3
     Redeemed                                                              (162)
                                                                        -------
   Net Increase in Class C Shares Outstanding                               454
                                                                        -------
                                                                        -------
   Dollars:
     Issued                                                   $           6,805
     Distributions Reinvested                                                32
     Redeemed                                                            (1,669)
                                                                        -------
   Net Increase in Class C Shares Outstanding                 $           5,168
                                                                        -------
                                                                        -------
-------------------------------------------------------------------------------

*Commencement of operations
+Class B Shares were renamed Class C Shares on May 1, 1995.

   The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                             EMERGING MARKETS FUND

                                                            JULY 6, 1994* TO
                                                              JUNE 30, 1995
                                                                  (000)
-----------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                     $             119
  Net Realized Loss on Investments                                     (1,064)
  Change in Unrealized Depreciation                                    (1,682)
                                                                      -------
  Net Decrease in Net Assets Resulting from Operations                 (2,627)
                                                                      -------
CAPITAL SHARE TRANSACTIONS (1):
  Issued                                                               57,700
  Redeemed                                                             (6,737)
                                                                      -------
  Net Increase in Net Assets Resulting from Capital Share
   Transactions                                                        50,963
                                                                      -------
  Total Increase in Net Assets                                         48,336
NET ASSETS -- Beginning of Period                                          --
                                                                      -------
NET ASSETS -- End of Period (Including undistributed net
  investment income of $94)                                 $          48,336
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   Shares:
     Issued                                                             2,800
     Redeemed                                                            (341)
                                                                      -------
   Net Increase in Class A Shares Outstanding                           2,459
                                                                      -------
                                                                      -------
   Dollars:
     Issued                                                 $          31,244
     Redeemed                                                          (3,679)
                                                                      -------
   Net Increase in Class A Shares Outstanding               $          27,565
                                                                      -------
                                                                      -------
   Class C+
   Shares:
     Issued                                                             2,392
     Redeemed                                                            (280)
                                                                      -------
   Net Increase in Class C Shares Outstanding                           2,112
                                                                      -------
                                                                      -------
   Dollars:
     Issued                                                 $          26,456
     Redeemed                                                          (3,058)
                                                                      -------
   Net Increase in Class C Shares Outstanding               $          23,398
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

*Commencement of operations
+Class B Shares were renamed Class C Shares on May 1, 1995.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                         GLOBAL EQUITY ALLOCATION FUND

                                              CLASS A                                         CLASS C+
                           ----------------------------------------------  ----------------------------------------------
SELECTED PER SHARE DATA    JANUARY 4, 1993*     YEAR ENDED     YEAR ENDED  JANUARY 4, 1993*     YEAR ENDED     YEAR ENDED
  AND RATIOS               TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995  TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $          10.00  $       11.09  $       11.99  $          10.00  $       11.05  $       11.90
                                    -------  -------------  -------------            ------  -------------  -------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income                0.04           0.10           0.12              0.01           0.06           0.04
  Net Realized and
   Unrealized Gain                     1.05           0.90           0.67              1.04           0.86           0.65
                                    -------  -------------  -------------            ------  -------------  -------------
  Total From Investment
   Operations                          1.09           1.00           0.79              1.05           0.92           0.69
                                    -------  -------------  -------------            ------  -------------  -------------
DISTRIBUTIONS
  Net Investment Income                  --          (0.03)            --                --             --             --
  In Excess of Net
   Investment Income                     --             --          (0.05)               --             --          (0.03)
  Net Realized Gain                      --          (0.07)         (0.13)               --          (0.07)         (0.13)
                                    -------  -------------  -------------            ------  -------------  -------------
  Total Distributions                    --          (0.10)         (0.18)               --          (0.07)         (0.16)
                                    -------  -------------  -------------            ------  -------------  -------------
NET ASSET VALUE, END OF
  PERIOD                   $          11.09  $       11.99  $       12.60  $          11.05  $       11.90  $       12.43
                                    -------  -------------  -------------            ------  -------------  -------------
                                    -------  -------------  -------------            ------  -------------  -------------
TOTAL RETURN(1)                       10.90%          9.02%          6.69%            10.50%          8.34%          5.84%
                                    -------  -------------  -------------            ------  -------------  -------------
                                    -------  -------------  -------------            ------  -------------  -------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                  $         10,434  $      33,425  $      42,586  $          6,995  $      29,892  $      40,460
Ratio of Expenses to
  Average Net Assets                   1.70%**          1.70%          1.70%             2.45%**          2.45%          2.45%
Ratio of Net Investment
  Income to Average Net
  Assets                               1.04%**          0.98%          1.01%             0.29%**          0.23%          0.25%
Portfolio Turnover Rate                  14%            30%            39%               14%            30%            39%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to
   Net Investment Income   $           0.08  $        0.09  $        0.04  $           0.07  $        0.12  $        0.05
Ratios Before Expense
  Limitation:
  Expenses to Average Net
   Assets                              3.65%**          2.58%          2.03%             4.40%**          3.34%          2.78%
  Net Investment Income
   (Loss) to Average Net
   Assets                             (0.91 %**          0.10%          0.68%            (1.66 %**         (0.66)%         (0.08)%
-------------------------------------------------------------------------------------------------------------------------

                            GLOBAL FIXED INCOME FUND

                                                   CLASS A                                         CLASS C+
                                ----------------------------------------------  ----------------------------------------------
SELECTED PER SHARE DATA AND     JANUARY 4, 1993*     YEAR ENDED     YEAR ENDED  JANUARY 4, 1993*     YEAR ENDED     YEAR ENDED
  RATIOS                        TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995  TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $          10.00  $       10.55  $        9.53  $          10.00  $       10.56  $        9.54
                                          ------  -------------  -------------            ------         ------         ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income                     0.25           0.52           0.56              0.21           0.43           0.49
  Net Realized and Unrealized
   Gain (Loss)                              0.55          (0.42)          0.50              0.55          (0.40)          0.47
                                          ------  -------------  -------------            ------         ------         ------
  Total From Investment
   Operations                               0.80           0.10           1.06              0.76           0.03           0.96
                                          ------  -------------  -------------            ------         ------         ------
DISTRIBUTIONS
  Net Investment Income                    (0.25)         (0.50)         (0.36)            (0.20)         (0.44)         (0.30)
  In Excess of Net Investment
   Income                                     --          (0.12)            --                --          (0.11)            --
  Net Realized Gain                           --          (0.47)            --                --          (0.47)            --
  In Excess of Net Realized
   Gain                                       --          (0.03)            --                --          (0.03)            --
                                          ------  -------------  -------------            ------         ------         ------
  Total Distributions                      (0.25)         (1.12)         (0.36)            (0.20)         (1.05)         (0.30)
                                          ------  -------------  -------------            ------         ------         ------
NET ASSET VALUE, END OF PERIOD  $          10.55  $        9.53  $       10.23  $          10.56  $        9.54  $       10.20
                                          ------  -------------  -------------            ------         ------         ------
                                          ------  -------------  -------------            ------         ------         ------
TOTAL RETURN(1)                             8.02%          0.41%         11.41%             7.61%         (0.25)%         10.24%
                                          ------  -------------  -------------            ------         ------         ------
                                          ------  -------------  -------------            ------         ------         ------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (000's)                       $          6,633  $      10,369  $      11,092  $          6,120  $       5,407  $       5,965
Ratio of Expenses to Average
  Net Assets                                1.45%**          1.45%          1.45%             2.20%**          2.20%          2.20%
Ratio of Net Investment Income
  to Average Net Assets                     5.00%**          4.70%          5.84%             4.25%**          3.95%          5.09%
Portfolio Turnover Rate                       55%           168%           169%               55%           168%           169%
------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net
   Investment Income            $           0.07  $        0.11  $        0.07  $           0.07  $        0.12  $        0.08
Ratios Before Expense
  Limitation:
  Expenses to Average Net
   Assets                                   2.88%**          2.48%          2.22%             3.63%**          3.29%          2.97%
  Net Investment Income to
   Average Net Assets                       3.57%**          3.67%          5.07%             2.82%**          2.86%          4.32%
------------------------------------------------------------------------------------------------------------------------------

 * Commencement of operations
 ** Annualized
 + Class B Shares were renamed Class C Shares on May 1, 1995.
   (1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                               ASIAN GROWTH FUND

                                         CLASS A                                         CLASS C+
                      ----------------------------------------------  ----------------------------------------------
SELECTED PER SHARE      JUNE 23, 1993*     YEAR ENDED     YEAR ENDED    JUNE 23, 1993*     YEAR ENDED     YEAR ENDED
  DATA AND RATIOS     TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995  TO JUNE 30, 1993  JUNE 30, 1994  JUNE 30, 1995
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD              $          12.00  $       12.00  $       15.50  $          12.00  $       12.00  $       15.40
                               -------  -------------  -------------           -------  -------------  -------------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
   Loss                             --          (0.03)            --                --          (0.10)         (0.12)
  Net Realized and
   Unrealized Gain                  --           3.53           1.43                --           3.50           1.42
                               -------  -------------  -------------           -------  -------------  -------------
  Total From
   Investment
   Operations                       --           3.50           1.43                --           3.40           1.30
                               -------  -------------  -------------           -------  -------------  -------------
DISTRIBUTIONS
  Net Realized Gain                 --             --          (0.49)               --             --          (0.49)
  In Excess of Net
   Realized Gain                    --             --          (0.02)               --             --          (0.02)
                               -------  -------------  -------------           -------  -------------  -------------
                                    --             --          (0.51)               --             --          (0.51)
                               -------  -------------  -------------           -------  -------------  -------------
NET ASSET VALUE, END
  OF PERIOD           $          12.00  $       15.50  $       16.42  $          12.00  $       15.40  $       16.19
                               -------  -------------  -------------           -------  -------------  -------------
                               -------  -------------  -------------           -------  -------------  -------------
TOTAL RETURN(1)                   0.00%         29.17%          9.50%             0.00%         28.33%          8.71%
                               -------  -------------  -------------           -------  -------------  -------------
                               -------  -------------  -------------           -------  -------------  -------------
RATIOS AND
  SUPPLEMENTAL DATA
Net Assets, End of
  Period (000's)      $         11,770  $     138,212  $     178,667  $          8,491  $     116,889  $     139,497
Ratio of Expenses to
  Average Net Assets              1.90%**          1.90%          1.90%             2.65%**          2.65%          2.65%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets                     (0.81 %**         (0.24)%          0.04%            (1.56 %**         (0.99)%         (0.77)%
Portfolio Turnover
  Rate                               0%            34%            34%                0%            34%            34%
--------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit
   to Net Investment
   Loss               $           0.01  $        0.03             --  $           0.02  $        0.03             --
Ratios Before
  Expense Limitation
  Expenses to
   Average Net
   Assets                        11.83%**          2.17%          1.90%            12.64%**          2.92%          2.65%
  Net Investment
   Income (Loss) to
   Average Net
   Assets                       (10.74 %**         (0.51)%          0.04%           (11.55 %**         (1.26)%         (0.77)%
--------------------------------------------------------------------------------------------------------------------

                              AMERICAN VALUE FUND

                                                           CLASS A                           CLASS C+
                                               --------------------------------  --------------------------------
                                               OCTOBER 18, 1993*     YEAR ENDED  OCTOBER 18, 1993*     YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS              TO JUNE 30, 1994  JUNE 30, 1995   TO JUNE 30, 1994  JUNE 30, 1995
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $           12.00  $       11.70  $           12.00  $       11.69
                                                         -------  -------------             ------  -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                     0.17           0.27               0.11           0.17
  Net Realized and Unrealized Gain (Loss)                  (0.30)          1.44              (0.31)          1.44
                                                         -------  -------------             ------  -------------
  Total from Investment Operations                         (0.13)          1.71              (0.20)          1.61
                                                         -------  -------------             ------  -------------
DISTRIBUTIONS
  Net Investment Income                                    (0.17)         (0.28)             (0.11)         (0.17)
  Net Realized Gain                                           --          (0.24)                --          (0.24)
                                                         -------  -------------             ------  -------------
  Total Distributions                                      (0.17)         (0.52)             (0.11)         (0.41)
                                                         -------  -------------             ------  -------------
NET ASSET VALUE, END OF PERIOD                 $           11.70  $       12.89  $           11.69  $       12.89
                                                         -------  -------------             ------  -------------
                                                         -------  -------------             ------  -------------
TOTAL RETURN(1)                                            (1.12)%         15.01%             (1.70)%         14.13%
                                                         -------  -------------             ------  -------------
                                                         -------  -------------             ------  -------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)              $          10,717  $      20,675  $           7,237  $      13,867
Ratio of Expenses to Average Net Assets                     1.50%**          1.50%              2.25%**          2.25%
Ratio of Net Investment Income to Average Net
  Assets                                                    2.14%**          2.29%              1.39%**          1.54%
Portfolio Turnover Rate                                       17%            23%                17%            23%
-----------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net Investment Income   $            0.08  $        0.05  $            0.08  $        0.05
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                            2.48%**          1.96%              3.28%**          2.71%
  Net Investment Income to Average Net Assets               1.16%**          1.83%              0.36%**          1.08%
-----------------------------------------------------------------------------------------------------------------

  * Commencement of operations
 ** Annualized
  +   Class  B   Shares  were   renamed  Class   C  Shares   on  May   1,  1995.
 (1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                           WORLDWIDE HIGH INCOME FUND

                                                      CLASS A                         CLASS C+
                                          -------------------------------  -------------------------------
                                           APRIL 21, 1994*     YEAR ENDED   APRIL 21, 1994*     YEAR ENDED
SELECTED PER SHARE DATA AND RATIOS        TO JUNE 30, 1994  JUNE 30, 1995  TO JUNE 30, 1994  JUNE 30, 1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          12.00  $       12.17  $          12.00  $       12.16
                                                    ------  -------------            ------  -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.18           1.26              0.17           1.17
  Net Realized and Unrealized Gain
   (Loss)                                             0.16          (0.52)             0.15          (0.50)
                                                    ------  -------------            ------  -------------
  Total From Investment Operations                    0.34           0.74              0.32           0.67
                                                    ------  -------------            ------  -------------
DISTRIBUTIONS
  Net Investment Income                              (0.17)         (1.22)            (0.16)         (1.13)
  Net Realized Gain                                     --          (0.12)               --          (0.12)
                                                    ------  -------------            ------  -------------
  Total Distributions                                (0.17)         (1.34)            (0.16)         (1.25)
                                                    ------  -------------            ------  -------------
NET ASSET VALUE, END OF PERIOD            $          12.17  $       11.57  $          12.16  $       11.58
                                                    ------  -------------            ------  -------------
                                                    ------  -------------            ------  -------------
TOTAL RETURN(1)                                       2.86%          6.87%             2.62%          6.20%
                                                    ------  -------------            ------  -------------
                                                    ------  -------------            ------  -------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $          6,857  $      14,819  $          6,081  $      11,880
Ratio of Expenses to Average Net Assets               1.55%**          1.55%             2.30%**          2.30%
Ratio of Net Investment Income to
  Average Net Assets                                  8.29%**         11.53%             7.54%**         10.72%
Portfolio Turnover Rate                                 19%           178%               19%           178%
----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net Investment
   Income                                 $           0.02  $        0.05  $           0.06  $        0.05
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      3.23%**          1.97%             4.00%**          2.74%
  Net Investment Income to Average Net
   Assets                                             6.61%**         11.11%             5.84%**         10.28%
----------------------------------------------------------------------------------------------------------

                              LATIN AMERICAN FUND

                                                                                      CLASS A           CLASS C+
                                                                                  ----------------  ----------------
                                                                                     JULY 6, 1994*     JULY 6, 1994*
SELECTED PER SHARE DATA AND RATIOS                                                TO JUNE 30, 1995  TO JUNE 30, 1995
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $          12.00  $          12.00
                                                                                          --------          --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss                                                                        (0.02)            (0.08)
  Net Realized and Unrealized Loss                                                           (2.70)            (2.73)
                                                                                          --------          --------
  Total From Investment Operations                                                           (2.72)            (2.81)
                                                                                          --------          --------
DISTRIBUTIONS
  Paid in Capital                                                                            (0.20)            (0.20)
                                                                                          --------          --------
NET ASSET VALUE, END OF PERIOD                                                    $           9.08  $           8.99
                                                                                          --------          --------
                                                                                          --------          --------
TOTAL RETURN(1)                                                                             (23.07)%           (23.83)%
                                                                                          --------          --------
                                                                                          --------          --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                                                 $          7,658  $          4,085
Ratio of Expenses to Average Net Assets                                                       2.46%**/\             3.20%**/\
Ratio of Net Investment Loss to Average Net Assets                                           (0.44 %**            (1.16)%**
Portfolio Turnover Rate                                                                        107%              107%
--------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net Investment Loss                                        $           0.13  $           0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets (Including Brazilian Tax Expense)                            4.30%**             5.20%**
  Net Investment Loss to Average Net Assets                                                  (2.26 %**            (3.16)%**
 /\ The ratio of expenses to average net assets includes Brazilian tax expense. Without the effect of the  Brazilian tax  expense, the ratio of expenses to  average net assets would have been  2.10%** and 2.85%**, for Class A and
    Class C+, respectively.
--------------------------------------------------------------------------------------------------------------------

 * Commencement of operations.
 ** Annualized
 + Class B Shares were renamed Class C Shares on May 1, 1995.
   (1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                             EMERGING MARKETS FUND

                                                                            CLASS A           CLASS C+
                                                                        ----------------  ----------------
                                                                           JULY 6, 1994*     JULY 6, 1994*
SELECTED PER SHARE DATA AND RATIOS                                      TO JUNE 30, 1995  TO JUNE 30, 1995
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $          12.00  $          12.00
                                                                                 -------           -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                             0.05                --
  Net Realized and Unrealized Loss                                                 (1.44)            (1.47)
                                                                                 -------           -------
  Total From Investment Operations                                                 (1.39)            (1.47)
                                                                                 -------           -------
NET ASSET VALUE, END OF PERIOD                                          $          10.61  $          10.53
                                                                                 -------           -------
                                                                                 -------           -------
TOTAL RETURN(1)                                                                   (11.58)%           (12.25)%
                                                                                 -------           -------
                                                                                 -------           -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)                                       $         26,091  $         22,245
Ratio of Expenses to Average Net Assets                                             2.33%**/\             3.08%**/\
Ratio of Net Investment Income to Average Net Assets                                0.81%**             0.06%**
Portfolio Turnover Rate                                                               32%               32%
----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period
  Per Share Benefit to Net Investment Income                            $           0.04  $           0.04
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                                                    3.10%**             3.90%**
  Net Investment Income (Loss) to Average Net Assets                                0.04%**            (0.76)%**

 /\ The ratio of expenses to average net assets includes Brazilian tax expense. Without the effect of  the
    Brazilian  tax  expense, the  ratio of  expenses to  average net  assets would  have been  2.15%** and
    2.90%**, for Class A and Class C, respectively.
----------------------------------------------------------------------------------------------------------

  * Commencement of operations
 ** Annualized
  + Class B Shares were renamed Class C Shares on May 1, 1995.
 (1) Total return is calculated exclusive of sales charges or deferred sales charges. Total returns for periods of less than one year are not annualized.

    The accompanying notes are an integral part of the financial statements.

                              MORGAN STANLEY FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1995

--------------------------------------------------------------------------------

Morgan Stanley Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on August 14, 1992 and commenced operations on January 4, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of diversified and non-diversified investment portfolios. As of June 30, 1995, the Fund had seven separate active investment portfolios: Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley American Value Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Latin American Fund and Morgan Stanley Emerging Markets Fund (referred to herein respectively as "Global Equity Allocation Fund", "Global Fixed Income Fund", "Asian Growth Fund", "American Value Fund", "Worldwide High Income Fund", "Latin American Fund", and "Emerging Markets Fund", and collectively as the "Portfolios"). The Fund currently offers Class A and Class C shares of each Portfolio. The current Class C shares were named Class B shares until May 1, 1995 when such shares were renamed Class C.

A. ACCOUNTING POLICIES: The following is a summary of significant accounting policies for the Fund. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Fund in the preparation of the financial statements.

1. SECURITY VALUATION: Equity securities listed on an exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices, if any, of reputable brokers. Bonds and other fixed income securities are valued according to the broadest and most representative market. In addition, bonds and other fixed income securities are valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income earned or repatriated, or gains realized. The Fund accrues such taxes when the related income is earned or gains are realized. In addition, effective January 1, 1994, the Brazilian government announced a 0.25% tax on banking transaction debits (withdrawals). This tax was subsequently repealed as of January 1, 1995. The Brazilian government also assessed a 1% tax on all settlements of foreign currency used to purchase listed equity securities. This tax was repealed on March 9, 1995.

Paid in capital in excess of par, undistributed (distributions in excess of) net investment income and accumulated (distributions in excess of) net realized gain have been adjusted for permanent book-tax differences, if any, for the Portfolios.

At June 30, 1995, Global Fixed Income Fund had a capital loss carryforward for Federal income tax purposes of approximately $366,000 which will expire June 30, 2003. To the extent that such carryforward is utilized, no capital gain distribution will be made.

For the year ended June 30, 1995, Emerging Markets Fund and Global Equity Allocation Fund deferred for Federal income tax purposes to July 1, 1995, post October currency losses of approximately $44,000 and $715,000, respectively. Emerging Markets Fund, American Value Fund and Global Fixed Income Fund also deferred to July 1, 1995, post October capital losses of approximately $928,000, $60,000 and $154,000, respectively.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank acting as custodian for the Fund takes possession of the underlying securities, the value of which is at least equal to the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1995

--------------------------------------------------------------------------------

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on security transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and sales of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid, and certain currency related amounts of realized gains or losses from the sale of foreign denominated debt securities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign" shares' market values may vary.
5. FORWARD FOREIGN CURRENCY CONTRACTS: Each Portfolio may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. PURCHASED OPTIONS. Certain Portfolios may purchase call or put options which are traded on a recognized securities or futures exchange. When a Portfolio purchases a call option, it acquires the right to buy a designated security at a designated price ("exercise price"); when a Portfolio purchases a put option, it acquires the right to sell a designated security at the exercise price. A Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. A Portfolio may purchase put options on securities which it holds to protect against a decline in the value of the security. Risks may arise from imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

8. ORGANIZATIONAL COSTS: The organizational costs of the Portfolios are being amortized on a straight line basis

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1995
--------------------------------------------------------------------------------

over a period of five years beginning with each Portfolio's commencement of operations. Morgan Stanley Asset Management, Inc. has agreed that in the event any of its initial shares in a Portfolio are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and deferral of wash sale and post-October losses.

B. ADVISER: Morgan Stanley Asset Management, Inc. (the "Adviser" or "MSAM"), a wholly-owned subsidiary of Morgan Stanley Group, Inc., provides the Fund with investment advisory services at a fee paid quarterly and calculated at the annual rates of average daily net assets indicated below. The Adviser has agreed to reduce operating fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated below.

                                                                                                       CLASS A   CLASS C
                                                                                                       MAXIMUM   MAXIMUM
                                                                                                       OPERATING OPERATING
                                                                                            ADVISORY   EXPENSE   EXPENSE
FUND                                                                                          FEE       RATIO     RATIO
------------------------------------------------------------------------------------------  --------   -------   -------
Global Equity Allocation Fund.............................................................      1.00%      1.70%     2.45%
Global Fixed Income Fund..................................................................      0.75%      1.45%     2.20%
Asian Growth Fund.........................................................................      1.00%      1.90%     2.65%
American Value Fund.......................................................................      0.85%      1.50%     2.25%
Worldwide High Income Fund................................................................      0.75%      1.55%     2.30%
Latin American Fund.......................................................................      1.25%      2.10%     2.85%
Emerging Markets Fund.....................................................................      1.25%      2.15%     2.90%

C. ADMINISTRATOR: MSAM also provides the Fund with administrative services pursuant to an Administrative Agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Portfolio. Under an agreement between MSAM and U.S. Trust Company of New York ("U.S. Trust"), Mutual Funds Service Company ("MFSC"), a subsidiary of U.S. Trust, provides certain administrative services to the Fund. MFSC is compensated for such services by MSAM from the fee it receives from the Fund, subject to certain fee minimums as defined in the agreement, which for the year ended June 30, 1995, totaled $182,000 for Global Equity Allocation Fund, Global Fixed Income Fund, Asian Growth Fund, American Value Fund, and Worldwide High Income Fund, and $178,000 for Latin American Fund and Emerging Markets Fund, respectively. Certain employees of MFSC are officers of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Group, Inc., and an affiliate of MSAM, serves as the distributor of the Fund and provides both classes of each Portfolio with distribution services pursuant to a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, of up to 0.25% for the Class A shares of each Portfolio and up to 1.00% of the Class C shares of each Portfolio, on an annualized basis, of the average daily net assets of such class.

The Distributor may receive a deferred sales charge for certain purchases of Class A and Class C shares of each Portfolio redeemed within one year following such purchase. For the year ended June 30, 1995, the Distributor has advised the Fund that it earned deferred sales charges on Class C shares of approximately $26,000, $5,000, $130,000, $2,000, $4,000, $5,000 and $15,000 for Global Equity
Allocation Fund, Global Fixed Income Fund, Asian Growth Fund, American Value Fund, Worldwide High Income Fund, Latin American Fund and Emerging Markets Fund, respectively. There were no deferred sales charges earned on Class A shares.

E. PURCHASES AND SALES: For the year ended June 30, 1995, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

                                                                                                      PURCHASES    SALES
FUND                                                                                                    (000)      (000)
----------------------------------------------------------------------------------------------------  ---------   -------
Global Equity Allocation Fund.......................................................................  $ 42,019    $28,655
Global Fixed Income Fund............................................................................    12,889     17,056
Asian Growth Fund...................................................................................   158,562     93,194
American Value Fund.................................................................................    17,396      5,095
Worldwide High Income Fund..........................................................................    47,817     32,975
Latin American Fund.................................................................................    23,839      8,378
Emerging Markets Fund...............................................................................    50,907      5,528

                              MORGAN STANLEY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                                 JUNE 30, 1995

--------------------------------------------------------------------------------

Purchases and sales during the year ended June 30, 1995 of long-term U.S. Government securities occurred in the Global Fixed Income Fund and totaled $10,175,000 and $5,296,000, respectively.

F. CUSTODIANS: Morgan Stanley Trust Company ("MSTC"), a wholly-owned subsidiary of Morgan Stanley Group, Inc., acts as custodian for the Fund's non-U.S. assets held outside the United States in accordance with a custodian agreement. U.S. Trust acts as custodian for the Fund's domestic assets in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. Fees incurred for custody services provided by MSTC for the year ended June 30, 1995 were as follows:

                                                                                                          MSTC
                                                                                              MSTC      CUSTODIAN
                                                                                            CUSTODIAN     FEES
                                                                                              FEES       PAYABLE
FUND                                                                                          (000)       (000)
------------------------------------------------------------------------------------------  ---------   ---------
Global Equity Allocation Fund.............................................................    $ 96        $ 24
Global Fixed Income Fund..................................................................      12           3
Asian Growth Fund.........................................................................     487         126
Worldwide High Income Fund................................................................       4           1
Latin American Fund.......................................................................      52          13
Emerging Markets Fund.....................................................................     116          29

G. OTHER: At June 30, 1995, net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency rates will affect the value of and investment income from such securities. Portfolio securities and foreign currency holdings were translated at the following exchange rates as of June 30, 1995:

Argentine Peso............................................................................       0.999750  =    $1.00
Australian Dollar.........................................................................       1.407360  =    $1.00
Belgian Franc.............................................................................      28.460000  =    $1.00
Brazilian Real............................................................................       0.920500  =    $1.00
British Pound Sterling....................................................................       0.628540  =    $1.00
Canadian Dollar...........................................................................       1.373350  =    $1.00
Danish Krone..............................................................................       5.402000  =    $1.00
Deutsche Mark.............................................................................       1.383950  =    $1.00
Finnish Markka............................................................................       4.274500  =    $1.00
French Franc..............................................................................       4.850750  =    $1.00
Greek Drachma.............................................................................     225.040000  =    $1.00
Hong Kong Dollar..........................................................................       7.737800  =    $1.00
Indonesian Rupiah.........................................................................   2,227.000000  =    $1.00
Italian Lira..............................................................................   1,635.500000  =    $1.00
Israeli Shekel............................................................................       2.953500  =    $1.00
Japanese Yen..............................................................................      84.825000  =    $1.00
Korean Won................................................................................     758.250000  =    $1.00
Malaysian Ringgit.........................................................................       2.438000  =    $1.00
Mexican New Peso..........................................................................       6.250000  =    $1.00
Morocco Dhiram............................................................................       8.330500  =    $1.00
Netherlands Guilder.......................................................................       1.549400  =    $1.00
New Zealand Dollar........................................................................       1.496890  =    $1.00
Pakistani Rupee...........................................................................      30.979000  =    $1.00
Peruvian Sol..............................................................................       2.224500  =    $1.00
Philippine Peso...........................................................................      25.540000  =    $1.00
Polish Zloty..............................................................................       2.341000  =    $1.00
Portuguese Escudo.........................................................................     146.300000  =    $1.00
Singapore Dollar..........................................................................       1.397500  =    $1.00
South African Rand........................................................................       3.636250  =    $1.00
Spanish Peseta............................................................................     121.050000  =    $1.00
Swedish Krona.............................................................................       7.276850  =    $1.00
Swiss Franc...............................................................................       1.151500  =    $1.00
Taiwan Dollar.............................................................................      25.828000  =    $1.00
Thai Baht.................................................................................      24.685000  =    $1.00
Turkish Lira..............................................................................  44,215.000000  =    $1.00

At June 30, 1995, Global Equity Allocation Fund, Asian Growth Fund, Latin American Fund and Emerging Markets Fund incurred approximately $6,000, $107,000, $1,000 and $2,000, respectively, as brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

At June 30, 1995, cost and unrealized appreciation (depreciation) for Federal income tax purposes of the securities of each Portfolio were:

                                                                                                                      NET
                                                                                                                  APPRECIATION
                                                                                    COST    APPREC.  (DEPREC.)   (DEPRECIATION)
FUND                                                                               (000)     (000)     (000)         (000)
--------------------------------------------------------------------------------  --------  -------  ---------   --------------
Global Equity Allocation Fund...................................................  $ 80,786  $6,661   $ (2,072)      $ 4,589
Global Fixed Income Fund........................................................    16,386     622       (114)          508
Asian Growth Fund...............................................................   292,284  41,905    (14,669)       27,236
American Value Fund.............................................................    32,419   2,824       (869)        1,955
Worldwide High Income Fund......................................................    33,822     676       (709)          (33)
Latin American Fund.............................................................    13,729     533     (2,556)       (2,023)
Emerging Markets Fund...........................................................    51,190   3,123     (4,909)       (1,786)

                              MORGAN STANLEY FUNDS

-----------------------------------------------------------------------------

SHAREHOLDER MEETING: (UNAUDITED)

During the year ended June 30, 1995, Morgan Stanley Fund, Inc. shareholders voted on proposals at a special meeting held on June 28, 1995. The description of each proposal and number of shares voted are as follows:

                                                    VOTED FOR   WITHHOLD
                                                      (000)      (000)
                                                    ---------   --------
1. To elect the following Directors to serve the
 Fund until such time as their successors have
 been duly appointed.
  Barton M. Biggs                                    21,814        294
  John D. Barrett II                                 21,814        294
  Gerald E. Jones                                    21,800        308
  Andrew McNally IV                                  21,806        302
  Warren J. Olsen                                    21,813        295
  Samuel T. Reeves                                   21,840        268
  Fergus Reid                                        21,817        291
  Frederick O. Robertshaw                            21,837        271
  Frederick B. Whittemore                            21,798        310

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

For the year ended June 30, 1995, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders of the Global Equity Allocation Fund and American Value Fund are 27.11% and 87.17%, respectively.

Global  Equity  Allocation   Fund  and   Asian  Growth   Fund  have   designated
approximately $2,376,000 and $867,000 as long-term capital gain for the fiscal year ended June 30, 1995.

Foreign taxes paid during the fiscal year ended June 30, 1995 amounting to $9,000 and $30,000 for Global Fixed Income Fund and Emerging Markets Fund, respectively are expected to be passed through to shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 1995, which will be sent to shareholders in late January 1996.

                              MORGAN STANLEY FUNDS
                       REPORT OF INDEPENDENT ACCOUNTANTS

---------------------------------------------------------------

To the Shareholders and Board of Directors of Morgan Stanley Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Equity Allocation Fund, Global Fixed Income Fund, Asian Growth Fund, American Value Fund, Worldwide High Income Fund, Latin American Fund and Emerging Markets Fund (constituting the Morgan Stanley Fund, Inc., hereafter referred to as the "Fund") at June 30, 1995, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the Funds for each of the respective periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1995 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036

August 11, 1995